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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-08786


                   	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Ibbotson VCT Portfolio - Please see attached document.

          Pioneer Bond VCT Portfolio
          Schedule of Investments  3/31/2010 (unaudited)
Principal
Amount ($)                                                        Value
          CONVERTIBLE CORPORATE BONDS - 0.5 %
          Energy - 0.4 %
          Coal & Consumable Fuels - 0.2 %
195,000   Massey Energy Co., 3.25%, 8/1/15                    $  189,150
          Oil & Gas Drilling - 0.1 %
100,000   Transocean Sedco, 1.625%, 12/15/37                  $   99,625
          Total Energy                                        $  288,775
          Banks - 0.1 %
          Regional Banks - 0.1 %
 95,000   National City Corp., 4.0%, 2/1/11                   $   96,663
          Total Banks                                         $   96,663
          TOTAL CONVERTIBLE CORPORATE BONDS                   $  385,438
          (Cost  $300,149)
 Shares
          PREFERRED STOCKS - 0.9 %
          Diversified Financials - 0.6 %
          Diversified Finance Services - 0.5 %
  475     Bank of America Corp., 7.25%, 12/31/49              $  463,142
          Total Diversified Financials                        $  463,142
          Insurance - 0.1 %
          Life & Health Insurance - 0.1 %
 4,800    Delphi Financial Group, 7.376%, 5/15/37             $  100,704
          Total Insurance                                     $  100,704
          Real Estate - 0.2 %
          Real Estate Operating Companies - 0.2 %
 2,820    Forest City Enterprises, Inc., 7.0%, 12/31/49 *     $  163,560
          Total Real Estate                                   $  163,560
          TOTAL PREFERRED STOCKS                              $  727,406
          (Cost  $603,664)

          COMMON STOCK - 0.3 %
          Automobiles & Components - 0.3 %
          Auto Parts & Equipment - 0.3 %
 3,030    Lear Corp. *                                        $  240,431
          Total Automobiles & Components                      $  240,431
          TOTAL COMMON STOCK                                  $  240,431
          (Cost  $97,148)
Principal
Amount ($)
          ASSET BACKED SECURITIES - 3.9 %
          Materials - 0.3 %
          Steel - 0.3 %
 41,597   Master Asset Backed Securities Trust, 0.67375%, 5/25$   39,555
131,958   Morgan Stanley Home Equity, 0.28125%, 12/25/36         127,829
 77,057   New Century Home Equity Loan, Floating Rate Note, 3/    73,817
                                                              $  241,201
          Total Materials                                     $  241,201
          Consumer Services - 0.2 %
          Restaurants - 0.2 %
200,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$  180,176
          Total Consumer Services                             $  180,176
          Food & Drug Retailing - 0.3 %
          Food Retail - 0.3 %
100,000   Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37    $   90,328
155,000   Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37       131,750
                                                              $  222,078
          Total Food & Drug Retailing                         $  222,078
          Banks - 2.8 %
          Diversified Banks - 0.1 %
116,897 Wells Fargo Home Equity, Floating Rate Note, 4/25/37$ 113,192 Thrifts & Mortgage Finance - 2.7 %
100,000   Carrington Mortgage Loan Trust, Floating Rate Note, $   82,484
 43,073   Carrington Mortgage Loan Trust, Floating Rate Note, 9   36,912
 31,494   Citigroup Mortgage Loan Trust, Floating Rate Note, 1    31,197
 83,734   CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36        59,942
190,000   Countrywide Asset-Backed Certificates, Floating Rate   174,398
187,344   Countrywide Asset-Backed Certificates, Floating Rate   181,349
285,150   Countrywide Asset-Backed Certificates, Floating Rate   263,436
 65,000   Countrywide Asset-Backed Certificates, Floating Rate    57,056
138,933   Countrywide Asset-Backed Certificates, Floating Rate   135,440
215,159   CRMSI 2006-2 A3, Floating Rate Note, 9/25/36           211,681
212,171   FBR Securitization Trust, 2.76188%, 9/25/35            201,572
134,085   First Franklin Mortgage Loan Asset-Backed
          Certificate, Floating Rate Note, 10/25/35              129,252
 9,941    First Franklin Mortgage Loan Asset-Backed
          Certificate, Floating Rate Note, 9/24/34                 9,222
 19,913   Fremont Home Loan Trust, Floating Rate Note, 2/25/36    19,672
 19,114   GSAMP Trust, Floating Rate Note, 11/25/35               18,926
 50,428   GSAMP Trust, Floating Rate Note, 3/25/35                49,317
 43,796   GSAMP Trust, Floating Rate Note, 8/25/36                42,474
132,290   Local Insight Media Finance LLC, 5.88%, 10/23/37        71,437
 52,480   Morgan Stanley ABS Capital, Inc., Floating Rate Note    51,737
 45,847   Morgan Stanley ABS Capital, Inc., Floating Rate Note    43,335
 16,590   Morgan Stanley Ixis Real Estate, 1.445%, 11/25/36       16,119
 56,543   Option One Mortgage Loan Trust, Floating Rate Note,     54,894
100,000   RASC 2005-KS7 M1, Floating Rate Note, 8/25/35           80,391
129,854   SASC 2007-BC4 A3, Floating Rate Note, 11/25/37         120,722
 90,030   Saxon Asset Securities, 0.34594%, 11/25/36              84,764
                                                              $2,227,729
          Total Banks                                         $2,340,921
          Diversified Financials - 0.3 %
          Consumer Finance - 0.0 %
 20,168 Nomura Home Equity Trust, Floating Rate Note, 3/25/3$ 19,929 Diversified Financial Services - 0.2 %
 27,000   Asset Backed Securities Corp., Floating Rate Note, 4$   25,659
 98,711   DT Auto Owner Trust, 5.92%, 10/15/15                    98,856
 35,464   JPMorgan Mortgage Acquisition, Floating Rate Note, 1    32,193
                                                              $  156,708
          Specialized Finance - 0.1 %
 70,000   SLMA 2004-10 A6B, Floating Rate Note, 4/27/26       $   67,921
          Total Diversified Financials                        $  244,558
          TOTAL ASSET BACKED SECURITIES                       $3,228,934
          (Cost  $3,284,128)

          COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4 %
          Materials - 0.7 %
          Forest Products - 0.4 %
 40,000   TSTAR 2006-1 B, 5.7467%, 10/15/36                   $   39,700
315,000   TSTAR 2006-1A A, 5.668%, 10/15/36                      322,088
                                                              $  361,788
          Steel - 0.3 %
113,856   GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33      $  116,578
141,721   MLMI 2005-A2 A4, 4.48%, 2/25/35                        138,899
                                                              $  255,477
          Total Materials                                     $  617,265
          Commercial Services & Supplies - 0.1 %
          Diversified Support Services - 0.1 %
 65,078   CW Capital Cobalt, Ltd., 5.174%, 8/15/48            $   66,235
          Total Commercial Services & Supplies                $   66,235
          Banks - 9.1 %
          Thrifts & Mortgage Finance - 9.1 %
175,394   Banc of America Alternative Loan Trust, 5.5%, 9/25/3$  176,079
140,000   BCAP LLC 2006-RR1 PB, Floating Rate Note, 11/25/36     138,958
 60,000   BCAP LLC Trust, 5.0%, 11/25/36                          59,194
300,123   Bear Stearns Adjustable Rate Mortgage, 4.754%, 10/25   294,512
130,000   Chase Commercial Mortgage Securities Corp., Floating   134,727
200,000   Chase Mortgage Finance Corp., 5.5%, 5/25/35            188,681
200,675   Chase Mortgage Finance Corp., 5.5%, 5/25/37            184,526
150,000   Citigroup Commercial Mortgage, 4.639%, 5/15/43         154,216
 93,714   Citigroup Commercial Mortgage, 5.273%, 10/15/49         95,738
 76,634   Countrywide Alternative Loan Trust, 5.0%, 7/25/18       76,226
164,858   Countrywide Alternative Loan Trust, 5.0%, 8/25/19      163,982
 65,000   Countrywide Alternative Loan Trust, 5.125%, 3/25/34     62,878
118,452   Countrywide Alternative Loan Trust, 5.5%, 4/25/34      116,013
122,736   Countrywide Home Loan Mortgage, 4.5%, 9/25/35          100,217
 50,000   Countrywide Home Loan Mortgage, 5.5%, 9/25/35           47,303
 66,895   CWHL 2004-5 1A1, 5.0%, 6/25/34                          66,885
 48,358   DLJ Commercial Mortgage Corp., 7.18%, 11/10/33          48,789
350,000   GMAC Commercial Mortgage Securities, Inc., 4.864%, 1   354,572
175,000   GS Mortgage Securities Corp. II, 7.12%, 11/18/29       188,423
 71,625   Impac CMB Trust, Floating Rate Note, 11/25/35           58,123
 26,498   Impac Securities Assets Corp., Floating Rate Note, 1    23,715
115,576   Impac Securities Assets Corp., Floating Rate Note, 5    92,569
100,000   JPMCC 2002-C3 B, 5.146%, 7/12/35                       102,166
145,527   JPMorgan Chase Commercial Mor 4.79%, 10/15/42          146,224
200,000   JPMorgan Mortgage Trust, 4.5%, 8/25/19                 198,868
225,721   JPMorgan Mortgage Trust, 6.0%, 8/25/34                 205,900
108,777   Master Alternative Loans Trust, 5.5%, 10/25/19         108,182
270,153   Master Alternative Loans Trust, 6.0%, 7/25/34          232,922
 72,173   Master Asset Securitization Trust, 5.5%, 11/25/33       73,300
137,711   Merrill Lynch Mortgage Trust, 4.556%, 6/12/43          137,952
200,000   Merrill Lynch/Countrywide Commercial, Floating Rate    204,772
114,904   Residential Funding Mortgage Securities I, 5.5%, 11/   103,615
250,000   SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49         46,375
 60,000   SBA CMBS Trust, 6.709%, 11/15/36                        62,850
574,772   Wachovia Bank Commercial Mortgage Trust, 4.368%  08/   570,288
107,053   Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/1   107,373
400,000   Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/   402,471
200,000   Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/1   204,068
63,423,460Wachovia Bank Commercial Mortgage Trust, 0.015222%,    104,845
165,842   WAMU Mortgage Pass-Through Certificates, Floating Ra   132,300
100,000   WBCMT 2003-C9 B, 5.109%, 12/15/35                       92,085
152,414   Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/   154,336
157,811   Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/   160,061
129,504   Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/2   125,319
 70,603   Wells Fargo Mortgage Backed Securities, 5.25%, 12/25    71,585
172,543   Wells Fargo Mortgage Backed Securities, 5.25%, 8/25/   169,565
 46,418   Wells Fargo Mortgage Backed Securities, 5.5%, 11/25/    44,476
177,156   Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/3   178,268
163,021   Wells Fargo Mortgage Backed Securities, Floating Rat   159,415
109,135   WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33         109,530
263,000   WFMBS 2004-L A6, Floating Rate Note, 7/25/34           267,985
                                                              $7,503,422
          Total Banks                                         $7,503,422
          Diversified Financials - 3.4 %
          Diversified Financial Services - 3.1 %
375,000   Banc of America Mortgage Securities, Inc., 5.0%, 8/2$  376,782
 71,940   Banc of America Mortgage Securities, Inc., 5.75%, 1/    71,378
200,000   Banc of America Mortgage Securities, Inc., Floating    181,604
186,987   Banc of America Mortgage, 4.75%, 10/25/20              184,177
119,000   Citicorp Mortgage Securities, 5.5%, 4/25/35            116,896
119,214   CMSI 2006-1 3A1, 5.0%, 2/25/36                         110,469
155,000   Crown Castle Towers LLC, 5.362%, 11/15/36              163,913
 9,287    First Horizon Mortgage Pass-Through Trust, 5.0%, 3/2     9,424
144,925   JPMorgan Alternative Loan Trust, 6.0%, 3/25/36         102,958
 10,126   Morgan Stanley Capital I, 7.0%, 7/25/33                 10,276
 50,694   RALI 2005-QA10 A41, 5.7412%, 9/25/35                    34,188
 78,358   Residential Accredit Loans, Inc., 5.0%, 3/25/19         76,375
190,213   Residential Accredit Loans, Inc., 5.0%, 8/25/18        181,594
355,254   Residential Accredit, 5.0%, 5/25/19                    353,367
173,159   Residential Accredit, Floating Rate Note, 1/25/34      161,997
450,011   Residential Accredit, Floating Rate Note, 10/25/17     407,115
                                                              $2,542,513
          Investment Banking & Brokerage - 0.3 %
 92,737   Banc of America Commercial Mortgage, Inc., 4.05%, 11$   93,547
160,000   Banc of America Commercial Mortgage, Inc., 4.877%, 7   161,821
9,032,978 MSDWC 2000-1345 X, 0.7259%, 9/3/15                       9,936
                                                              $  265,304
          Total Diversified Financials                        $2,807,817
          Real Estate - 0.3 %
          Mortgage Real Estate Investment Trusts - 0.3 %
216,815   CS First Boston Mortgage Security, 3.5%, 7/25/18    $  208,902
 30,659   CS First Boston Mortgage Security, 7.0%, 5/25/32        17,872
                                                              $  226,774
          Total Real Estate                                   $  226,774
          Government - 2.8 %
          Government - 2.8 %
 84,219   Fannie Mae Remics, 0.58125%, 9/25/20                    84,120
1,386,336 Fannie Mae-Aces, 6.3%, 4/25/19                      $1,502,365
 17,713   Federal Home Loan Bank, 5.0%, 1/15/16                   17,957
150,000   Freddie Mac, 3.8%, 1/15/18                             155,190
 84,694   Freddie Mac, 5.0%, 8/15/35                              88,987
250,000   Freddie Mac, 5.5%, 2/15/33                             266,090
187,119   Freddie Mac, 5.5%, 7/15/28                             189,938
 12,930   Freddie Mac, 6.1%, 9/15/18                              13,021
                                                              $2,317,668
          Total Government                                    $2,317,668
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS           $13,539,181
          (Cost  $13,795,422)

          CORPORATE BONDS - 39.8 %
          Energy - 4.8 %
          Integrated Oil & Gas - 0.3 %
 60,000   Marathon Oil Corp., 5.9%, 3/15/18                   $   64,009
215,000   Petro-Canada, 4.0%, 7/15/13                            221,794
                                                              $  285,803
          Oil & Gas Drilling - 0.4 %
380,000   Transocean Sedco, 1.5%, 12/15/37                    $  370,975
          Oil & Gas Equipment & Services - 0.4 %
100,000   Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$   84,000
195,000   Weatherford International, Ltd., 9.625%, 3/1/19        246,747
                                                              $  330,747
          Oil & Gas Exploration & Production - 0.6 %
135,000   Canadian Natural Resources, 5.9%, 2/1/18            $  146,103
 60,000   Chesapeake Energy Corp., 9.5%, 2/15/15                  65,250
118,108   Gazprom International SA, 7.201%, 2/1/20               125,489
100,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)              102,750
 65,000   TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                 70,688
                                                              $  510,280
          Oil & Gas Refining & Marketing - 1.2 %
125,000   Holly Energy Partners LP, 6.25%, 3/1/15             $  119,375
375,000   Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)          392,550
200,000   Spectra Energy Capital, 6.2%, 4/15/18                  215,674
210,000   Valero Energy Corp., 9.375%, 3/15/19                   250,013
                                                              $  977,612
          Oil & Gas Storage & Transporation - 1.8 %
 50,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17               $   51,519
 90,000   Buckeye Partners LP, 6.05%, 1/15/18                     95,570
220,000   DCP Midstream, 9.75%, 3/15/19                          282,035
250,000   Kinder Morgan Energy, 5.95%, 2/15/18                   268,136
250,000   Plains All America Pipeline, 6.125%, 1/15/17           268,459
265,000   Questar Pipeline Co., 5.83%, 2/1/18                    275,398
200,000   Southern Union Co., 7.2%, 11/1/66                      185,500
 50,000   Spectra Energy Capital LLC, 6.75%, 7/15/18              54,124
                                                              $1,480,741
          Total Energy                                        $3,956,158
          Materials - 3.0 %
          Aluminum - 0.3 %
285,000   Novelis, Inc., 7.25%, 2/15/15                       $  275,025
          Construction Materials - 0.5 %
430,000   Holcim, Ltd., 6.0%, 12/30/19 (144A)                 $  446,553
          Diversified Metals & Mining - 0.7 %
135,000   Anglo American Capital Plc, 9.375%, 4/8/14          $  162,165
200,000   Rio Tinto Finance Plc, 8.95%, 5/1/14                   241,001
120,000   Teck Resources, Ltd., 10.25%, 5/15/16                  142,800
                                                              $  545,966
          Fertilizers & Agricultural Chemicals - 0.8 %
350,000   Agrium, Inc., 6.75%, 1/15/19                        $  387,721
220,000   Potash Corp. Saskatchewan, 4.875%, 3/1/13              234,353
                                                              $  622,074
          Specialty Chemicals - 0.2 %
155,000   Cytec Industries, Inc., 8.95%, 7/1/17               $  187,074
          Steel - 0.4 %
260,000   ArcelorMittal, 6.125%, 6/1/18                       $  272,924
 80,000   Commercial Metals Co., 7.35%, 8/15/18                   84,165
                                                              $  357,089
          Total Materials                                     $2,433,781
          Capital Goods - 2.6 %
          Aerospace & Defense - 0.4 %
190,000   Boeing Co., 5.125%, 2/15/13                         $  205,814
115,000   Esterline Tech, 6.625%, 3/1/17                         113,563
                                                              $  319,377
          Building Products - 0.4 %
220,000   C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $  156,220
150,000   Masco Corp., 7.125%, 3/15/20                           151,527
                                                              $  307,747
          Construction & Farm Machinery & Heavy Trucks - 0.0 %
 65,000   Cummins, Inc., 6.75%, 2/15/27                       $   62,041
          Electrical Component & Equipment - 0.5 %
205,000   Anixter International Corp., 5.95%, 3/1/15          $  196,800
195,000   Belden CDT, Inc., 7.0%, 3/15/17                        192,075
                                                              $  388,875
          Industrial Conglomerates - 0.3 %
215,000   Tyco Electronics Group SA, 6.55%, 10/1/17           $  236,540
 40,000   Tyco International Finance SA, 8.5%, 1/15/19            49,607
                                                              $  286,147
          Industrial Machinery - 0.2 %
160,000   Ingersoll-Rand Global Holdings, 9.5%, 4/15/14       $  194,006
          Trading Companies & Distributors - 0.7 %
 50,000   Ace Hardware Corp., 9.125%, 6/1/16 (144A)           $   53,625
340,000   GATX Financial Corp., 6.0%, 2/15/18                    338,898
210,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)             215,387
                                                              $  607,910
          Total Capital Goods                                 $2,166,103
          Commercial Services & Supplies - 0.3 %
          Office Services & Supplies - 0.3 %
225,000   Pitney Bowes, Inc., 5.6%, 3/15/18                   $  237,558
          Total Commercial Services & Supplies                $  237,558
          Transportation - 0.9 %
          Railroads - 0.9 %
135,000   Burlington Santa Fe Corp., 5.75%, 3/15/18           $  144,507
235,000   Kansas City Southern Mexico, 7.625%, 12/1/13           240,288
305,000   Union Pacific Corp., 5.7%, 8/15/18                     320,962
                                                              $  705,757
          Total Transportation                                $  705,757
          Consumer Durables & Apparel - 0.3 %
          Household Appliances - 0.3 %
255,000   Whirlpool Corp., 5.5%, 3/1/13                       $  266,920
          Total Consumer Durables & Apparel                   $  266,920
          Consumer Services - 0.5 %
          Education Services - 0.5 %
165,000   Leland Stanford Junior University, 4.75%, 5/1/19    $  171,404
150,000   President & Fellows of Harvard, 3.7%, 4/1/13           156,785
105,000   President & Fellows of Harvard, 6.3%, 10/1/37          109,506
                                                              $  437,695
          Total Consumer Services                             $  437,695
          Media - 0.7 %
          Broadcasting - 0.2 %
165,000   Grupo Telivisa SA, 6.0%, 5/15/18 (144A)             $  170,513
 40,000   News America, Inc., 5.65%, 8/15/20                      42,146
                                                              $  212,659
          Cable & Satellite - 0.4 %
100,000   British Sky Broadcasting, 6.1%, 2/15/18 (144A)      $  107,519
135,000   Comcast Corp., 5.3%, 1/15/14                           145,148
 50,000   Time Warner Cable, Inc. 8.25%, 4/1/19                   60,504
 35,000   Time Warner Cable, Inc. 8.75, 2/14/19                   43,406
                                                              $  356,577
          Total Media                                         $  569,236
          Retailing - 0.1 %
          Specialty Stores - 0.1 %
115,000   Sally Holdings, 9.25%, 11/15/14 (144A) (b)          $  121,900
          Total Retailing                                     $  121,900
          Food, Beverage & Tobacco - 2.1 %
          Agricultural Products - 0.3 %
250,000   Cargill, Inc., 5.2%, 1/22/13 (144A)                 $  265,949
          Brewers - 0.6 %
140,000   Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19$  166,513
280,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)               299,783
                                                              $  466,296
          Distillers & Vintners - 0.4 %
285,000   Constellation Brands, Inc., 8.375%, 12/15/14        $  308,156
          Packaged Foods & Meats - 0.3 %
235,000   Kraft Foods, Inc., 6.5%, 2/9/40                     $  243,526
          Soft Drinks - 0.4 %
280,000   Bottling Group LLC, 5.0%, 11/15/13                  $  301,478
          Tobacco - 0.1 %
100,000   UST, Inc., 5.75%, 3/1/18                            $   98,883
          Total Food, Beverage & Tobacco                      $1,684,288
          Health Care Equipment & Services - 0.6 %
          Health Care Facilities - 0.3 %
247,190   HCA, Inc., 9.625%, 11/15/16                         $  264,802
          Managed Health Care - 0.2 %
195,000   United Health Group, 4.875%, 2/15/13                $  208,540
          Total Health Care Equipment & Services              $  473,342
          Pharmaceuticals & Biotechnology - 0.4 %
          Biotechnology - 0.4 %
335,000   Biogen Idec, Inc., 6.0%, 3/1/13                     $  362,311
          Total Pharmaceuticals & Biotechnology               $  362,311
          Banks - 4.7 %
          Diversified Banks - 1.1 %
220,000   Barclays Plc, 6.05%, 12/4/17                        $  226,879
250,000   BNP Paribas, 1.34438%, 4/27/17                         238,680
200,000   Credit Agricole SA, 8.375%, 12/13/49                   216,500
100,000   Industrial Bank of Korea, 7.125%, 4/23/14              112,123
125,000   Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144   125,000
                                                              $  919,182
          Regional Banks - 3.5 %
250,000   American Express Bank FSB, 5.5%, 4/16/13            $  267,744
150,000   KeyBank NA, 5.8%, 7/1/14                               153,411
150,000   Keycorp, 6.5%, 5/14/13                                 160,186
145,000   Mellon Funding Corp., 5.5%, 11/15/18                   149,961
250,000   PNC Bank NA, 6.0%, 12/7/17                             265,168
100,000   PNC Funding Corp., Floating Rate Note, 5/29/49         103,532
250,000   Sovereign Bancorp, 8.75%, 5/30/18                      280,365
490,000   State Street Capital, 8.25%, 3/15/42                   507,155
500,000   US Bancorp, 6.189%, 4/15/49                            427,500
210,000   Wachovia Bank NA, 6.0%, 11/15/17                       227,618
350,000   Wells Fargo & Co., Floating Rate Note, 12/29/49        361,375
                                                              $2,904,015
          Total Banks                                         $3,823,197
          Diversified Financials - 7.3 %
          Asset Management & Custody Banks - 0.3 %
205,000   Eaton Vance Corp., 6.5%, 10/2/17                    $  220,769
          Consumer Finance - 1.9 %
335,000   American General Finance, 6.9%, 12/15/17            $  293,430
305,000   American Honda Finance, 6.7%, 10/1/13 (144A)           339,874
285,000   Capitial One Capital VI, 8.875%, 5/15/40               310,588
200,000   Caterpillar Financial, 7.05%, 10/1/18                  231,202
 50,000   Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)     50,126
415,000   SLM Corp., Floating Rate Note, 7/25/14                 361,424
                                                              $1,586,644
          Diversified Finance Services - 1.2 %
400,000   Hyundai Capital Services, Inc., 6.0%, 5/5/15        $  419,742
565,000   JPMorgan Chase & Co., 7.9%, 4/29/49                    602,347
 31,559   Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     32,385
                                                              $1,054,474
          Investment Banking & Brokerage - 2.2 %
915,000   Goldman Sachs Capital, Floating Rate Note, 12/29/49 $  775,463
190,000   Macquarie Group, Ltd., 6.0%, 1/14/20                   189,521
200,000   Merrill Lynch & Co., 5.45%, 2/5/13                     211,602
190,000   Morgan Stanley Dean Witter, Floating Rate Note, 4/1/   202,650
400,000   TD Ameritrade Holding Corp., 5.6%, 12/1/19             404,108
                                                              $1,783,344
          Specialized Finance - 1.6 %
295,000   Cantor Fitzgerald LP, 7.875%, 10/15/19              $  295,634
349,703   Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)   330,410
180,000   National Rural Utilities Corp., 5.45%, 2/1/18          190,147
500,000   Private Export Funding Corp., 4.375%, 3/15/19          504,557
                                                              $1,320,748
          Total Diversified Financials                        $5,965,979
          Insurance - 3.0 %
          Insurance Brokers - 0.1 %
115,000   Leucadia National, 7.125%, 3/15/17 (144A)           $  113,850
          Life & Health Insurance - 1.2 %
110,000   Lincoln National Corp., 8.75%, 7/1/19               $  134,505
270,000   MetLife, Inc., 10.75%, 8/1/39                          348,012
270,000   Protective Life Corp., 7.375%, 10/15/19                286,797
180,000   Prudential Financial, 5.15%, 1/15/13                   190,987
                                                              $  960,301
          Multi-Line Insurance - 0.5 %
275,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)          $  234,441
100,000   Liberty Mutual Group, 7.3%, 6/15/14 (144A)             108,945
 65,000   Liberty Mutual Group, Floating Rate Note, 6/15/58 (1    72,800
                                                              $  416,186
          Property & Casualty Insurance - 0.5 %
365,000   Hanover Insurance Group, 7.625%, 10/15/25           $  350,349
 50,000   The Hanover Insurance Group, Inc., 7.5%, 3/1/20         51,283
                                                              $  401,632
          Reinsurance - 0.7 %
145,000   Berkshire Hathway, Inc., 5.0%, 8/15/13              $  158,351
370,000   Platinum Underwriters HD, 7.5%, 6/1/17                 397,654
                                                              $  556,005
          Total Insurance                                     $2,447,974
          Real Estate - 3.0 %
          Diversified Real Estate Activities - 0.4 %
270,000   WEA Finance LLC, 7.125%, 4/15/18                    $  292,093
 40,000   WEA Finance LLC, 7.5%, 6/2/14 (144A)                    44,772
                                                              $  336,865
          Diversified Real Estate Investment Trusts - 0.4 %
325,000   Dexus Finance Pty, Ltd., 7.125%, 10/15/14           $  350,474
 45,000   Digital Realty Trust LP, 5.875%, 2/1/20 (144A)          44,002
                                                              $  394,476
          Office Real Estate Investment Trusts - 0.2 %
 50,000   Mack-Cali Realty LP, 5.125%, 1/15/15                $   49,169
100,000   Mack-Cali Realty LP, 5.125%, 2/15/14                    99,323
                                                              $  148,492
          Real Estate Operating Companies - 0.2 %
250,000   Forest City Enterprises, 6.5%, 2/1/17               $  201,250
          Retail Real Estate Investment Trusts - 0.5 %
205,000   Developers Diversified Realty, 7.5%, 4/1/17         $  207,393
185,000   Trustreet Properties, Inc., 7.5%, 4/1/15               190,632
                                                              $  398,025
          Specialized Real Estate Investment Trusts - 1.2 %
260,000   Health Care, Inc., 6.0%, 11/15/13                   $  277,090
150,000   Healthcare Realty Trust, Inc., 6.5%, 1/17/17           153,887
325,000   Hospitality Properties Trust, 7.875%, 8/15/14          349,027
 55,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)      57,076
145,000   Ventas Realty LP/V, 6.5%, 6/1/16                       148,173
                                                              $  985,253
          Total Real Estate                                   $2,464,361
          Software & Services - 0.6 %
          Data Processing & Outsourced Services - 0.3 %
245,000   First Data Corp., 9.875%, 9/24/15                   $  211,313
          Internet Software & Services - 0.3 %
250,000   GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)       $  249,070
          Total Software & Services                           $  460,383
          Technology Hardware & Equipment - 0.3 %
          Communications Equipment - 0.1 %
 30,000   Brocade Communications, 6.625%, 1/15/18             $   30,525
 30,000   Brocade Communications, 6.875%, 1/15/20 (144A)          30,600
                                                              $   61,125
          Electronic Equipment & Instruments - 0.1 %
135,000   Agilent Technologies, Inc., 6.5%, 11/1/17           $  145,855
          Total Technology Hardware & Equipment               $  206,980
          Semiconductors - 0.3 %
          Semiconductor Equipment - 0.3 %
200,000   Klac Instruments Corp 6.9%, 5/1/18                  $  216,955
          Total Semiconductors                                $  216,955
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.2 %
155,000   Embarq Corp., 7.082%, 6/1/16                        $  168,818
 10,000   Telecom Italia Capital, 4.875%, 10/1/10                 10,175
                                                              $  178,993
          Total Telecommunication Services                    $  178,993
          Utilities - 4.2 %
          Electric Utilities - 3.0 %
100,000   CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$  113,696
 30,000   Commonwealth Edison, 6.15%, 9/15/17                     33,154
 89,469   Crocket Cogeneration, 5.869%, 3/30/25 (144A)            84,974
215,000   Enel Finance International SA, 5.125%, 10/7/19 (144A   212,487
 90,000   Entergy Gulf States, 5.7%, 6/1/15                       90,245
 84,665   FPL Energy National Wind, 6.125%, 3/25/19 (144A)        81,460
126,960   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        123,469
200,000   Israel Electric Corp. Lt, 7.25%, 1/15/19 (144A)        217,221
500,000   Neveda Power Co., 5.875%, 1/15/15 (144A)               544,656
 60,000   Neveda Power Co., 6.5%, 8/1/18                          65,492
465,000   New York State Gas and Electric, 6.15%, 12/15/17 (14   472,544
 41,669   Orcal Geothermal, 6.21%, 12/30/20 (144A)                38,590
185,000   Public Service of New Mexico, 7.95%, 5/15/18           193,009
225,000   West Penn Power Co., 5.95%, 12/15/17                   230,085
                                                              $2,501,082
          Gas Utilities - 0.3 %
255,000   Nakilat, Inc., 6.267%, 12/31/33 (144A)              $  230,145
          Independent Power Producer & Energy Traders - 0.6 %
235,000   Intergen NV, 9.0%, 6/30/17                          $  242,050
140,000   Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)       130,140
159,211   Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)       156,867
                                                              $  529,057
          Multi-Utilities - 0.2 %
 65,000   Dominion Resources, Inc., 6.4%, 6/15/18             $   72,422
160,000   NSG Holdings, Inc., 7.75%, 12/15/25                    144,000
                                                              $  216,422
          Total Utilities                                     $3,476,706
          TOTAL CORPORATE BONDS                               $32,656,577
          (Cost  $30,109,985)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.5 %
 70,497   Federal Home Loan Mortgage Corp., 5.0%, 12/1/21     $   74,746
123,105   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         130,667
 38,171   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          41,356
 25,644   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32         27,880
 57,097   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32         62,077
143,125   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32        155,606
 24,156   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32         26,262
 58,363   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32         63,452
 87,607   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          95,247
378,044   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33         410,538
 23,668   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29          26,124
 43,043   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31         47,483
 16,261   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32          17,939
 5,152    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11           5,299
 6,114    Federal Home Loan Mortgage Corp., 6.5%, 3/1/32           6,741
 11,957   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31          13,190
 85,916   Federal Home Loan Mortgage Corp., 6.5%, 4/1/32          94,724
 29,104   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32          32,087
 66,839   Federal Home Loan Mortgage Corp., 7.0%, 10/1/46         73,739
 6,867    Federal Home Loan Mortgage Corp., 7.0%, 2/1/31           7,720
 7,642    Federal Home Loan Mortgage Corp., 7.0%, 3/1/32           8,596
 1,219    Federal Home Loan Mortgage Corp., 7.0%, 4/1/30           1,370
 13,969   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32          15,705
 14,475   Federal Home Loan Mortgage Corp., 7.0%, 8/1/22          15,609
 32,060   Federal Home Loan Mortgage Corp., 7.0%, 9/1/22          34,571
 12,638   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31          14,447
154,752   Federal National Mortgage Association, 5.0%, 12/1/17   165,241
104,730   Federal National Mortgage Association, 5.0%, 7/1/19    111,567
115,158   Federal National Mortgage Association, 5.5%, 12/1/34   121,961
429,573   Federal National Mortgage Association, 5.5%, 2/1/18    464,810
 7,631    Federal National Mortgage Association, 5.5%, 2/1/33      8,057
112,642   Federal National Mortgage Association, 5.5%, 3/1/18    121,456
188,693   Federal National Mortgage Association, 5.5%, 4/1/18    204,292
 91,609   Federal National Mortgage Association, 5.5%, 6/1/33     99,412
237,767   Federal National Mortgage Association, 5.5%, 7/1/23    252,739
345,232   Federal National Mortgage Association, 5.5%, 9/1/17    372,247
154,043   Federal National Mortgage Association, 5.5%, 9/1/33    163,481
123,308   Federal National Mortgage Association, 5.9%, 7/1/28    134,329
 15,159   Federal National Mortgage Association, 6.0%, 1/1/29     16,497
 10,950   Federal National Mortgage Association, 6.0%, 1/1/29     11,858
 22,675   Federal National Mortgage Association, 6.0%, 10/1/32    24,634
 20,972   Federal National Mortgage Association, 6.0%, 11/1/32    22,784
 60,310   Federal National Mortgage Association, 6.0%, 11/1/32    65,522
115,071   Federal National Mortgage Association, 6.0%, 11/1/32   125,016
 13,489   Federal National Mortgage Association, 6.0%, 12/1/11    13,596
 28,154   Federal National Mortgage Association, 6.0%, 12/1/31    30,640
 52,104   Federal National Mortgage Association, 6.0%, 4/1/33     56,607
 19,483   Federal National Mortgage Association, 6.0%, 6/1/15     20,698
 59,626   Federal National Mortgage Association, 6.0%, 6/1/33     64,705
 96,935   Federal National Mortgage Association, 6.0%, 7/1/34    104,585
 50,504   Federal National Mortgage Association, 6.0%, 9/1/29     54,963
 55,878   Federal National Mortgage Association, 6.0%, 9/1/34     60,288
 25,095   Federal National Mortgage Association, 6.5%, 1/1/29     27,727
 29,380   Federal National Mortgage Association, 6.5%, 1/1/32     32,460
 2,987    Federal National Mortgage Association, 6.5%, 10/1/31     3,301
 25,086   Federal National Mortgage Association, 6.5%, 10/1/31    27,716
 29,218   Federal National Mortgage Association, 6.5%, 11/1/28    32,282
 13,703   Federal National Mortgage Association, 6.5%, 2/1/32     15,140
 5,290    Federal National Mortgage Association, 6.5%, 3/1/32      5,836
 63,545   Federal National Mortgage Association, 6.5%, 3/1/32     70,208
 13,384   Federal National Mortgage Association, 6.5%, 3/1/32     14,787
 61,225   Federal National Mortgage Association, 6.5%, 4/1/32     67,645
 15,939   Federal National Mortgage Association, 6.5%, 7/1/21     17,575
144,507   Federal National Mortgage Association, 6.5%, 7/1/34    158,756
 27,675   Federal National Mortgage Association, 6.5%, 8/1/32     30,577
 53,075   Federal National Mortgage Association, 6.5%, 8/1/32     58,640
 20,888   Federal National Mortgage Association, 6.5%, 8/1/32     23,078
 13,339   Federal National Mortgage Association, 6.5%, 9/1/32     14,738
 1,104    Federal National Mortgage Association, 7.0%, 1/1/29      1,240
 11,729   Federal National Mortgage Association, 7.0%, 1/1/32     13,177
 8,472    Federal National Mortgage Association, 7.0%, 3/1/12      8,796
 10,379   Federal National Mortgage Association, 7.0%, 5/1/22     11,209
 5,179    Federal National Mortgage Association, 7.0%, 7/1/31      5,818
 10,594   Federal National Mortgage Association, 7.0%, 8/1/19     11,862
 16,425   Federal National Mortgage Association, 7.0%, 9/1/18     18,329
 30,325   Federal National Mortgage Association, 7.0%, 9/1/30     34,035
 6,791    Federal National Mortgage Association, 7.5%, 2/1/31      7,689
 3,436    Federal National Mortgage Association, 8.0%, 1/1/31      3,983
 20,179   Federal National Mortgage Association, 8.0%, 10/1/30    23,389
 26,337   Federal National Mortgage Association, 8.0%, 2/1/29     30,521
 4,491    Federal National Mortgage Association, 8.0%, 2/1/30      5,213
 3,112    Federal National Mortgage Association, 8.0%, 2/1/30      3,612
 71,355   Federal National Mortgage Association, 8.0%, 3/1/31     82,829
 3,173    Federal National Mortgage Association, 8.0%, 4/1/30      3,677
 6,820    Federal National Mortgage Association, 8.0%, 5/1/31      7,905
 11,354   Federal National Mortgage Association, 8.0%, 7/1/30     13,159
 11,597   Federal National Mortgage Association, 9.5%, 2/1/21     13,033
 50,848   Government National Mortgage Association I, 6.0%, 2/    55,158
500,000   Government National Mortgage Association I, 6.0%, 7/   534,860
135,431   Government National Mortgage Association II, 5.0%, 1   143,984
401,354   Government National Mortgage Association II, 5.5%, 1   427,029
146,253   Government National Mortgage Association II, 5.9%, 2   158,573
281,256   Government National Mortgage Association II, 6.0%, 1   303,911
 79,369   Government National Mortgage Association II, 6.0%, 1    86,057
 26,030   Government National Mortgage Association II, 6.0%, 1    28,045
 65,749   Government National Mortgage Association II, 6.0%, 7    70,790
 12,208   Government National Mortgage Association II, 6.5%, 8    13,432
 5,394    Government National Mortgage Association II, 7.0%, 1     6,066
 28,807   Government National Mortgage Association II, 7.0%, 2    32,364
 16,259   Government National Mortgage Association II, 7.0%, 5    18,231
342,120   Government National Mortgage Association, 4.5%, 12/1   361,046
 85,326   Government National Mortgage Association, 4.5%, 4/15    89,860
 65,555   Government National Mortgage Association, 5.0%, 1/20    69,614
 95,420   Government National Mortgage Association, 5.0%, 11/2   101,418
2,000,000 Government National Mortgage Association, 5.0%, 30 Y 2,078,750
170,876   Government National Mortgage Association, 5.0%, 5/15   182,192
 93,634   Government National Mortgage Association, 5.0%, 7/15    99,611
105,181   Government National Mortgage Association, 5.0%, 7/15   112,146
 96,394   Government National Mortgage Association, 5.0%, 9/15   100,989
278,380   Government National Mortgage Association, 5.5%, 10/1   296,813
117,444   Government National Mortgage Association, 5.5%, 10/1   125,092
 60,158   Government National Mortgage Association, 5.5%, 3/15    64,141
134,513   Government National Mortgage Association, 5.5%, 4/15   143,420
142,093   Government National Mortgage Association, 5.5%, 6/15   153,434
 94,677   Government National Mortgage Association, 5.5%, 7/15   100,946
161,619   Government National Mortgage Association, 5.5%, 8/15   172,320
 51,580   Government National Mortgage Association, 5.72%, 1/1    55,464
 92,310   Government National Mortgage Association, 5.72%, 10/    99,261
 38,649   Government National Mortgage Association, 6.0%, 1/15    41,909
121,125   Government National Mortgage Association, 6.0%, 1/15   131,088
 35,132   Government National Mortgage Association, 6.0%, 10/1    38,110
 36,666   Government National Mortgage Association, 6.0%, 10/1    39,774
 11,393   Government National Mortgage Association, 6.0%, 10/1    12,359
 17,653   Government National Mortgage Association, 6.0%, 10/1    19,149
104,408   Government National Mortgage Association, 6.0%, 11/1   114,717
 73,783   Government National Mortgage Association, 6.0%, 11/1    80,037
139,660   Government National Mortgage Association, 6.0%, 12/1   152,442
 89,316   Government National Mortgage Association, 6.0%, 12/1    96,663
101,566   Government National Mortgage Association, 6.0%, 2/15   109,958
130,240   Government National Mortgage Association, 6.0%, 3/15   140,465
 2,752    Government National Mortgage Association, 6.0%, 4/15     2,981
 74,226   Government National Mortgage Association, 6.0%, 4/15    80,078
 41,918   Government National Mortgage Association, 6.0%, 5/15    45,428
 38,139   Government National Mortgage Association, 6.0%, 6/20    41,132
163,730   Government National Mortgage Association, 6.0%, 7/15   176,629
 12,043   Government National Mortgage Association, 6.0%, 8/15    12,773
 56,035   Government National Mortgage Association, 6.0%, 8/15    60,616
 61,903   Government National Mortgage Association, 6.0%, 8/15    66,983
105,648   Government National Mortgage Association, 6.0%, 8/15   113,943
 55,303   Government National Mortgage Association, 6.0%, 9/15    59,991
291,647   Government National Mortgage Association, 6.0%, 9/15   314,544
 38,659   Government National Mortgage Association, 6.5%, 1/15    42,119
 22,996   Government National Mortgage Association, 6.5%, 10/1    25,284
 24,867   Government National Mortgage Association, 6.5%, 12/1    27,341
 10,854   Government National Mortgage Association, 6.5%, 12/1    11,934
106,897   Government National Mortgage Association, 6.5%, 12/1   117,408
 15,884   Government National Mortgage Association, 6.5%, 12/2    17,553
 8,436    Government National Mortgage Association, 6.5%, 2/15     9,286
 8,465    Government National Mortgage Association, 6.5%, 2/15     9,517
 6,892    Government National Mortgage Association, 6.5%, 3/15     7,513
 42,211   Government National Mortgage Association, 6.5%, 4/15    45,657
 8,936    Government National Mortgage Association, 6.5%, 4/15     9,666
 11,187   Government National Mortgage Association, 6.5%, 4/15    12,237
 11,216   Government National Mortgage Association, 6.5%, 4/15    12,269
 60,677   Government National Mortgage Association, 6.5%, 5/15    66,840
 24,458   Government National Mortgage Association, 6.5%, 5/15    26,947
 16,516   Government National Mortgage Association, 6.5%, 5/15    18,160
 12,706   Government National Mortgage Association, 6.5%, 6/15    13,743
 20,627   Government National Mortgage Association, 6.5%, 6/15    22,687
 18,102   Government National Mortgage Association, 6.5%, 6/15    19,971
 8,046    Government National Mortgage Association, 6.5%, 6/15     8,856
 37,491   Government National Mortgage Association, 6.5%, 6/15    41,221
 9,113    Government National Mortgage Association, 6.5%, 6/15     9,969
 17,966   Government National Mortgage Association, 6.5%, 6/15    19,653
 9,743    Government National Mortgage Association, 6.5%, 6/15    10,658
 34,432   Government National Mortgage Association, 6.5%, 7/15    37,858
 28,674   Government National Mortgage Association, 6.5%, 7/15    31,366
 24,598   Government National Mortgage Association, 6.5%, 9/15    27,045
 10,661   Government National Mortgage Association, 6.5%, 9/20    11,757
 8,198    Government National Mortgage Association, 7.0%, 1/15     9,187
 9,996    Government National Mortgage Association, 7.0%, 1/15    11,223
 20,073   Government National Mortgage Association, 7.0%, 11/1    22,526
 10,574   Government National Mortgage Association, 7.0%, 11/1    11,879
 2,475    Government National Mortgage Association, 7.0%, 12/1     2,781
 23,590   Government National Mortgage Association, 7.0%, 2/15    26,473
 5,884    Government National Mortgage Association, 7.0%, 2/15     6,613
 23,198   Government National Mortgage Association, 7.0%, 4/15    26,033
 9,866    Government National Mortgage Association, 7.0%, 4/15    11,071
 13,123   Government National Mortgage Association, 7.0%, 5/15    14,749
 46,125   Government National Mortgage Association, 7.0%, 5/15    51,858
 15,143   Government National Mortgage Association, 7.0%, 6/15    17,003
 29,156   Government National Mortgage Association, 7.0%, 7/15    32,673
 12,844   Government National Mortgage Association, 7.0%, 7/15    14,156
 4,001    Government National Mortgage Association, 7.0%, 7/15     4,493
 9,673    Government National Mortgage Association, 7.0%, 8/15    10,872
 2,598    Government National Mortgage Association, 7.0%, 9/15     2,914
 2,211    Government National Mortgage Association, 7.5%, 1/15     2,506
 2,192    Government National Mortgage Association, 7.5%, 1/15     2,478
 2,645    Government National Mortgage Association, 7.5%, 10/1     2,983
 7,534    Government National Mortgage Association, 7.5%, 10/1     8,519
 8,573    Government National Mortgage Association, 7.5%, 11/1     9,694
 1,427    Government National Mortgage Association, 7.5%, 6/15     1,612
  882     Government National Mortgage Association, 7.5%, 8/15       996
 2,900    Government National Mortgage Association, 7.5%, 8/20     3,263
 1,067    Government National Mortgage Association, 8.0%, 8/20     1,221
175,447   New Valley Generation I, 7.299%, 3/15/19               203,080
250,000   Tennessee Valley Authority, 4.75%, 8/1/13              271,640
200,000   U.S. Treasury Bonds, 4.5%, 11/15/10                    205,219
500,000   U.S. Treasury Bonds, 5.25%, 11/15/28                   544,375
847,000   U.S. Treasury Bonds, 6.25%, 8/15/23                  1,017,856
410,000   U.S. Treasury Notes, 0.875%, 1/31/11                   411,665
1,550,000 U.S. Treasury Notes, 1.25%, 11/30/10                 1,559,506
1,250,000 U.S. Treasury Notes, 3.625%, 8/15/19                 1,234,765
640,000   U.S. Treasury Notes, 4.25%, 5/15/39                    593,000
230,000   U.S. Treasury Notes, 4.5%, 2/15/36                     224,645
555,000   U.S. Treasury Notes, 4.5%, 5/15/38                     538,437
1,400,000 U.S. Treasury Notes, 4.5%, 8/15/39                   1,351,875
100,000   U.S. Treasury Notes, 4.625%, 2/15/40                    98,563
500,000   U.S. Treasury Notes, 6.375%, 8/15/27                   614,297
                                                              $23,425,102
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $23,425,102
          (Cost  $22,764,929)

          FOREIGN GOVERNMENT BONDS - 0.3 %
250,000   Aid-Egypt, 4.45%, 9/15/15                           $  268,600
          TOTAL FOREIGN GOVERNMENT BONDS                      $  268,600
          (Cost  $243,158)

          SOVEREIGN ISSUE - 0.4 %
240,000   Financing Corp., 10.35%, 8/3/18                     $  344,934
          TOTAL SOVEREIGN ISSUE                               $  344,934
          (Cost  $325,044)

          MUNICIPAL BONDS - 1.0 %
          Municipal General - 0.3 %
135,000   State of Illinois, 1.395%, 2/1/11                   $  135,144
 90,000   State of Illinois, 3.321%, 1/1/13                       90,754
                                                              $  225,898
          Municipal Higher Education - 0.7 %
275,000   California State University Revenue, 5.0%, 11/1/39  $  276,078
275,000   Conneticut State Health & Education, 5.0%, 7/1/42      287,427
                                                              $  563,505
          TOTAL MUNICIPAL BONDS                               $  789,403
          (Cost  $766,776)

          SENIOR FLOATING RATE LOAN INTERESTS - 7.1 % **
          Energy - 0.2 %
          Oil & Gas Refining & Marketing - 0.2 %
125,000   Pilot Travel Centers LLC, Initial Tranche B Term Loa$  126,240
          Total Energy                                        $  126,240
          Materials - 1.0 %
          Diversified Chemical - 0.2 %
 69,000   Ineos U.S. Financice Corp., Term B2 Facility Loan, 1$   67,814
 69,000   Ineos U.S. Financice Corp., Term C2 Facility Loan, 1    67,814
                                                              $  135,628
          Fertilizers & Agricultural Chemicals - 0.3 %
215,000 CF Industries Holdings, Inc., Initial Term Loan, 11/$ 215,000 Metal & Glass Containers - 0.2 %
 16,275   Graham Packaging Co., Term B Loan, 10/7/11          $   16,200
153,784   Graham Packaging Co., Term C Loan, 4/5/14              155,441
                                                              $  171,641
          Paper Packaging - 0.2 %
175,410 Graphic Packaging International, Inc., Incremental T$ 174,885 Specialty Chemicals - 0.1 %
100,000   Chemtura Corp., Term Facility Loan, 3/22/11         $  100,750
          Total Materials                                     $  797,904
          Capital Goods - 0.6 %
          Aerospace & Defense - 0.3 %
260,200   Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14       $  245,556
          Construction & Farm Machinery & Heavy Trucks - 0.3 %
 57,314   Accuride Corp., U.S. Term Loan, 6/30/13             $   57,565
169,738   Oshkosh Corp., Term B Loan, 12/6/13                    170,616
                                                              $  228,181
          Total Capital Goods                                 $  473,737
          Commercial Services & Supplies - 0.2 %
          Environmental & Facilities Services - 0.2 %
195,477   Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/$  174,382
          Total Commercial Services & Supplies                $  174,382
          Transportation - 0.1 %
          Air Freight & Couriers - 0.1 %
 19,383   Ceva Group Plc, Additional Pre-funded Term Loan, 11/$   17,687
 44,725   Ceva Group Plc, U.S. Term Loan, 11/4/13                 40,532
                                                              $   58,219
          Total Transportation                                $   58,219
          Automobiles & Components - 0.6 %
          Auto Parts & Equipment - 0.3 %
150,000   Allison Transmission, Inc., Term Loan, 8/7/14       $  143,036
 66,047   Federal Mogul Corp., Tranche B Term Loan, 12/29/14      61,197
 33,698   Federal Mogul Corp., Tranche C Term Loan, 12/28/15      31,223
                                                              $  235,456
          Automobile Manufacturers - 0.1 %
 99,232 Ford Motor Co., Tranche B1 Term Loan, 12/15/13 $ 96,084 Tires & Rubber - 0.2 %
205,000   Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30$  195,263
          Total Automobiles & Components                      $  526,803
          Consumer Durables & Apparel - 0.0 %
          Housewares & Specialties - 0.0 %
 29,593   Jarden Corp., Term B3 Loan, 1/24/12                 $   29,639
          Total Consumer Durables & Apparel                   $   29,639
          Consumer Services - 0.2 %
          Casinos & Gaming - 0.2 %
 31,515   Gateway Casinos & Entertainment, Delayed Draw Term L$   30,425
155,593   Gateway Casinos & Entertainment, Term Advance Loan,    150,212
                                                              $  180,637
          Total Consumer Services                             $  180,637
          Media - 0.5 %
          Broadcasting - 0.2 %
200,000 Univision Communication, Inc., Initial Term Loan, 9/$ 178,650 Cable & Satellite - 0.2 %
149,618   Charter Communications, Inc., Term B1 Loan, 3/5/14  $  144,783
 60,688   Knology, Inc., Term Loan, 6/30/12                       59,361
                                                              $  204,144
          Total Media                                         $  382,794
          Retailing - 0.1 %
          Internet Retail - 0.1 %
 84,857   Ticketmaster Corp., Term B Loan, 7/25/14            $   85,732
          Total Retailing                                     $   85,732
          Household & Personal Products - 0.1 %
          Household Products - 0.1 %
 94,311   Spectrum Brands, Inc., Dollar Term B Loan, 3/30/13  $   94,394
 4,875    Spectrum Brands, Inc., Letter of Credit Loan, 3/30/1     4,880
                                                              $   99,274
          Total Household & Personal Products                 $   99,274
          Health Care Equipment & Services - 1.3 %
          Health Care Facilities - 0.3 %
 6,554    CHS/Community Health Systems, Inc., Delayed Draw Ter$    6,397
127,984   CHS/Community Health Systems, Inc., Funded Term Loan   124,921
105,183   HCA, Inc., Tranche B1 Term Loan, 11/18/13              102,791
 73,894   Psychiatric Solutions, Inc., Term Loan, 7/2/12          73,340
                                                              $  307,449
          Health Care Services - 0.2 %
192,658 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4$ 180,537 Health Care Supplies - 0.4 %
 37,335   Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15$   36,557
153,945   Bausch & Lomb, Inc., Parent Term Loan, 4/24/15         150,735
171,915   Biomet, Inc., Dollar Term Loan, 3/25/15                169,687
                                                              $  356,979
          Health Care Technology - 0.3 %
250,000   IMS Health, Inc., Tranche B Dollar Term Loan, 11/9/1$  252,083
          Total Health Care Equipment & Services              $1,097,048
          Pharmaceuticals & Biotechnology - 0.2 %
          Biotechnology - 0.2 %
 62,797   Warner Chilcott Corp., Term A Loan, 10/30/14        $   62,995
 28,903   Warner Chilcott Corp., Term B1 Loan, 4/30/15            29,017
 48,128   Warner Chilcott Corp., Term B2 Loan, 4/30/15            48,319
 60,000   Warner Chilcott Corp., Term B3 Loan, 4/30/15            60,228
                                                              $  200,559
          Total Pharmaceuticals & Biotechnology               $  200,559
          Diversified Financials - 0.1 %
          Diversified Financial Services - 0.1 %
 35,632   Ceva Group Plc, EGL Term Loan, 11/4/13              $   32,024
 64,967   Metavante Corp., Term Loan, 11/3/14                     65,211
                                                              $   97,235
          Total Diversified Financials                        $   97,235
          Insurance - 0.3 %
          Insurance Brokers - 0.3 %
 50,340   HUB International Holdings, Delayed Draw Term Loan, $   47,068
223,955   HUB International Holdings, Initial Term Loan, 6/13/   209,498
                                                              $  256,566
          Total Insurance                                     $  256,566
          Software & Services - 0.2 %
          Data Processing & Outsourced Services - 0.0 %
 4,463 Fidelity National Information, Tranche C Term Loan, $ 4,510 IT Consulting & Other Services - 0.2 %
146,970   Sungard Data Systems, Inc., Tranche A U.S. Term Loan$  142,362
          Total Software & Services                           $  146,872
          Technology Hardware & Equipment - 0.6 %
          Communications Equipment - 0.3 %
223,884   Commscope, Inc., Term B Loan, 12/26/14              $  222,085
          Electronic Components - 0.3 %
 65,512   Flextronics Semiconductor, A1A Delayed Draw Term Loa$   62,775
227,983   Flextronics Semiconductor, Closing Date Loan, 10/1/1   218,456
                                                              $  281,231
          Total Technology Hardware & Equipment               $  503,316
          Telecommunication Services - 0.3 %
          Integrated Telecommunication Services - 0.2 %
131,713   Telesat Canada, Inc., U.S. Term I Loan, 10/31/14    $  130,210
 11,313   Telesat Canada, Inc., U.S. Term II Loan, 10/31/14       11,184
                                                              $  141,394
          Wireless Telecommunication Services - 0.1 %
 90,000   Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14  $   84,060
          Total Telecommunication Services                    $  225,454
          Utilities - 0.4 %
          Electric Utilities - 0.2 %
245,487 Texas Competitive Electric Holdings, Initial Tranche$ 202,215 Independent Power Producer & Energy Traders - 0.2 %
137,097   Calpine Corp., 1st Priority Term Loan, 3/29/14      $  133,117
          Total Utilities                                     $  335,332
          TOTAL SENIOR FLOATING RATE LOAN INTERESTS           $5,797,743
          (Cost  $5,699,625)
Principal
Amount ($)                                                       Value
          TEMPORARY CASH INVESTMENTS - 0.1 %
          Securities Lending Collateral  - 0.1 % (c)
          Certificates of Deposit:
 2,151    DnB NOR Bank ASA NY, 0.19%, 5/19/10                 $   2,151
 2,151    Rabobank Nederland NY, 0.19%, 7/6/10                    2,151
 2,151    Royal Bank of Canada, 0.23%, 1/21/11                    2,151
 1,945    Bank of Nova Scotia, 0.2%, 6/1/10                       1,945
 2,151    BBVA NY, 0.265%, 6/1/10                                 2,151
  654     BNP Paribas, 0.70%, 6/4/10                                654
 2,369    CBA Financial, 0.27%, 1/3/11                            2,369
                                                              $  13,572
          Commercial Paper:
  285     Caterpillar Financial Services, 0.34%, 8/20/10      $     285
  946     JDCLLP, 0.15%, 4/7/10                                     946
  903     JDCLLP, 0.15%, 4/9/10                                     903
 1,506    BCSFUN, 0.07%, 4/1/10                                   1,506
 1,581    CATFIN, 0.17%, 4/16/10                                  1,581
 1,075    CBAPP, 0.20%, 6/7/10                                    1,075
 1,721    HNDAF, 0.17%, 5/4/10                                    1,721
  462     HNDAF, 0.16%, 4/22/10                                     462
  215     INDFG, 0.21%, 5/4/10                                      215
 2,581    INDFG, 0.20%, 5/3/10                                    2,581
 1,678    PARFIN, 0.25%, 4/19/10                                  1,678
 2,150    WSTPAC, 0.25%, 5/27/10                                  2,150
 2,151    Char FD, 0.16%, 4/7/10                                  2,151
  860     Ciesco, 0.19%, 5/20/10                                    860
 2,150    FASCO, 0.19%, 5/18/10                                   2,150
  881     Kithaw, 0.16%, 5/5/10                                     881
 1,290    Kithaw, 0.20%, 5/24/10                                  1,290
  860     Old LLC, 0.18%, 5/11/10                                   860
  860     Ranger, 0.18%, 5/3/10                                     860
  645     SRCPP, 0.19%, 5/6/10                                      645
 1,643    SRCPP, 0.17%, 4/6/11                                    1,643
  397     STRAIT, 0.18%, 4/1/10                                     397
  418     STRAIT, 0.18%, 5/7/10                                     418
  949     STRAIT, 0.17%, 4/26/10                                    949
  860     STRAIT, 0.20%, 6/2/10                                     860
 1,075    TB LLC, 0.19%, 5/10/10                                  1,075
 1,075    TB LLC, 0.23%, 6/9/10                                   1,075
 2,151    Toyota Motor Credit Corp., 0.23%, 1/10/11               2,151
  608     Wal Mart Stores, Inc., 0.22%, 7/1/10                      608
 2,451    Bank of America, 0.85%, 5/12/10                         2,451
 1,075    GE, 0.30%, 1/26/11                                      1,075
  646     GE Capital Corp., 0.43%, 8/20/10                          646
  233     GE Capital Corp., 0.35%, 10/21/10                         233
  234     GE Capital Corp., 0.31%, 10/6/10                          234
  240     John Deere Capital Corp., 0.33%, 7/16/10                  240
 1,820    JPMorgan Chase & Co., 0.57%, 9/24/10                    1,820
 1,948    CME, Inc., 0.90%, 8/6/10                                1,948
 2,439    Santander, 0.30%, 7/23/10                               2,439
  461     US Bancorp, 0.65%, 5/6/10                                 461
  215     US Bancorp, 0.66%, 6/4/10                                 215
  330     US Bancorp, 0.30%, 5/28/10                                330
 1,528    WFC, 0.70%, 1/24/11                                     1,528
  860     WFC, 0.33%, 12/2/10                                       860
                                                              $  48,456
          Tri-party Repurchase Agreements:
 3,140    Deutsche Bank, 0.02%, 4/1/10                        $   3,140
 6,453    RBS Securities, Inc., 0.01%, 4/1/10                     6,453
                                                              $   9,593
 Shares
          Time Deposits:
 3,338    Societe Generale, 0.12%, 4/1/10                     $   3,338

          Money Market Mutual Fund:
 3,441    Dreyfus Preferred Money Market Fund                 $   3,441
          Total Securities Lending Collateral                 $  78,400
          TOTAL TEMPORARY CASH INVESTMENTS                    $  78,400
          (Cost  $78,400)
          TOTAL INVESTMENT IN SECURITIES - 99.2 %             $81,482,149
          (Cost  $78,068,428)(a)
          OTHER ASSETS AND LIABILITIES - 0.8 %                $  711,438
          TOTAL NET ASSETS - 100.0 %                          $82,114,685

   *      Non-income producing security.

  PIK     Represents a pay in kind security.

 (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $6,803,810 or 8.3% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
      Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $78,271,637 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $5,212,730

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (2,002,218)

          Net unrealized gain                                 $3,210,512

  (b)     At March 31, 2010, the following security was out on loan:

Principal
                      Security                         Value
70,000    Sally Holdings, 9.25%, 11/15/14 (144A)       $76,646

  (c)     Securities lending collateral is managed by Credit
          Suisse AG, New York Branch.

  (d)     Debt obligation with a variable interest rate.
          Rate shown is rate at end of period.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:
                             Level 1     Level 2   Level 3    Total
Convertible Corporate Bonds       $0     $385,438    $0      $385,438
Preferred Stocks             563,846      163,560     0       727,406
Common Stocks                240,431            0     0       240,431
Asset Backed Securities            0    3,228,934     0     3,228,934
Collateralized Mortgage Oblig      0   13,539,181     0    13,539,181
Corporate Bonds                    0   32,656,577     0    32,656,577
U.S. Government Obligations        0   23,425,102     0    23,425,102
Foreign Government Bonds           0      268,600     0       268,600
Sovereign Issue                    0      344,934     0       344,934
Municipal Bonds                    0      789,403     0       789,403
Senior Floating Rate Loans         0    5,797,743     0     5,797,743
Rights/Warrants                    0            0     0             0
Temporary Cash Investments         0       74,959     0        74,959
Money Market Mutual Funds      3,441            0     0         3,441
 Total                      $807,718  $80,674,431    $0   $81,482,149

            Pioneer Emerging Markets VCT Portfolio
            Schedule of Investments  3/31/2010 (unaudited)

Shares                                                             Value
            PREFERRED STOCK - 6.0 %
            Energy - 1.1 %
            Integrated Oil & Gas - 1.1 %
272,164     Surgutneftegaz  Pref  (A.D.R.)                      $1,510,510
            Total Energy                                        $1,510,510
            Materials - 3.8 %
            Diversified Metals & Mining - 3.8 %
190,614     Vale SA (A.D.R.)                                    $5,291,445
            Total Materials                                     $5,291,445
            Media - 0.3 %
            Cable & Satellite - 0.3 %
29,665      Net Servicos de Comunicacao SA *                    $ 383,172
            Total Media                                         $ 383,172
            Telecommunication Services - 0.8 %
            Integrated Telecommunication Services - 0.8 %
66,100      Tele Norte Leste Participacoes Pfd (A.D.R.) *       $1,167,326
            Total Telecommunication Services                    $1,167,326
            TOTAL PREFERRED STOCK                               $8,352,453
            (Cost  $226,560)

            COMMON STOCKS - 92.9 %
            Energy - 10.3 %
            Coal & Consumable Fuels - 1.9 %
5,209,000   Adaro Energy PT *                                   $1,120,521
180,000     China Shenhua Energy Co., Ltd. *                      775,625
300,000     Yanzhou Coal Mining  *                                722,334
                                                                $2,618,480
            Integrated Oil & Gas - 4.3 %
36,281      Gazprom (A.D.R.) *                                  $ 851,515
10,789      Lukoil Holding (A.D.R.) *                             611,736
93,265      Petrobras Brasileiro (A.D.R.) *                      3,692,361
88,104      Rosneft Oil Co. (G.D.R.) *                            706,323
                                                                $5,861,935
            Oil & Gas Equipment & Services - 0.7 %
22,546      Tenaris SA (A.D.R.) (b)                             $ 968,125
            Oil & Gas Exploration & Production - 2.7 %
1,082,100   CNOOC, Ltd.                                         $1,786,083
26,831      Novatek OAO (G.D.R.) *                               1,955,218
                                                                $3,741,301
            Oil & Gas Refining & Marketing - 0.7 %
20,598      Reliance Industries, Ltd. (G.D.R.) (144A) *         $ 990,602
            Total Energy                                        $14,180,443
            Materials - 14.0 %
            Construction Materials - 2.6 %
800,000     China National Build Materials *                    $1,542,563
1,311,800   PT Indocement Tunggal Prakarsa Tbk                   2,052,705
                                                                $3,595,268
            Diversified Metals & Mining - 4.6 %
85,260      Eurasian Natural Resources Corp.                    $1,545,264
16,847      Freeport-McMoRan Copper & Gold, Inc. (Class B)       1,407,398
7,900       Korea Zinc Co. *                                     1,400,036
700,096     Nuevo Grupo Mexico SA                                1,883,804
                                                                $6,236,502
            Fertilizers & Agricultural Chemicals - 0.7 %
78,569      Israel Chemicals, Ltd.                              $1,058,994
            Gold - 1.9 %
91,473      Gold Fields, Ltd.                                   $1,149,078
107,800     IAMGOLD Corp.                                        1,425,116
                                                                $2,574,194
            Precious Metals & Minerals - 0.8 %
36,122      Compania de Minas Buenaventura S.A. (A.D.R.) *      $1,118,698
            Steel - 3.4 %
35,394      Kumba Iron Ore, Ltd.                                $1,703,257
184,158     MMX Mineracao e Meta *                               1,388,955
107,723     Severstal  (G.D.R.)*                                 1,570,063
                                                                $4,662,275
            Total Materials                                     $19,245,931
            Capital Goods - 5.2 %
            Construction & Engineering - 4.2 %
1,807,300   China Communications Construction Co., Ltd. * (b)   $1,702,493
1,065,900   China Railways Construction Corp. *                  1,311,866
24,209      Hyundai Engineering & Construction Co., Ltd. *       1,327,216
37,527      Larsen & Toubro, Ltd. *                              1,361,988
                                                                $5,703,563
            Industrial Conglomerates - 1.0 %
218,000     Keppel Corp.                                        $1,419,343
            Total Capital Goods                                 $7,122,906
            Transportation - 1.1 %
            Marine - 1.1 %
898,700     China Shipping Development Co., Ltd. (b)            $1,462,955
            Total Transportation                                $1,462,955
            Automobiles & Components - 5.8 %
            Auto Parts & Equipment - 0.5 %
5,052       Hyundai Mobis *                                     $ 669,226
            Automobile Manufacturers - 4.2 %
1,304,000   Dongfeng Motor Group *                              $2,112,272
61,450      Kia Motors *                                         1,370,179
511,100     PT Astra International                               2,356,936
                                                                $5,839,387
            Motorcycle Manufacturers - 1.1 %
35,032      Hero Honda Motors                                   $1,518,474
            Total Automobiles & Components                      $8,027,087
            Consumer Durables & Apparel - 2.0 %
            Apparel, Accessories & Luxury Goods - 0.2 %
178,200     Anta Sports Products, Ltd.                          $ 293,590
            Homebuilding - 1.0 %
189,640     MRV Engenharia *                                    $1,331,255
            Household Appliances - 0.8 %
35,000      Woongjin Coway Co., Ltd. *                          $1,086,285
            Total Consumer Durables & Apparel                   $2,711,130
            Retailing - 1.7 %
            Department Stores - 1.7 %
58,217      Lojas Renner SA *                                   $1,336,541
1,086,600   New World Department Store China *                   1,045,367
                                                                $2,381,908
            Total Retailing                                     $2,381,908
            Food & Drug Retailing - 3.1 %
            Food Retail - 1.6 %
64,300      X-5 Retail Group NV (G.D.R.) *                      $2,255,628
            Hypermarkets & Supercenters - 1.5 %
29,867      Brasil Distr Pao Acu (A.D.R.) (b)                   $2,007,958
            Total Food & Drug Retailing                         $4,263,586
            Food, Beverage & Tobacco - 1.0 %
            Agricultural Products - 0.1 %
92,000      Chaoda Modern Agriculture *                         $ 97,596
            Packaged Foods & Meats - 0.9 %
58,594      Wimm-Bill-Dann Foods (A.D.R.)                       $1,313,677
            Total Food, Beverage & Tobacco                      $1,411,273
            Household & Personal Products - 2.3 %
            Household Products - 1.0 %
5,167       LG Household & Health Care, Ltd. *                  $1,383,124
            Personal Products - 1.3 %
953         Amorepacific Corp. *                                $ 693,623
55,127      Natura Cosmeticos SA                                 1,122,880
                                                                $1,816,503
            Total Household & Personal Products                 $3,199,627
            Pharmaceuticals & Biotechnology - 1.1 %
            Pharmaceuticals - 1.1 %
133,263     Aspen Pharmacare Holdings LT *                      $1,443,821
            Total Pharmaceuticals & Biotechnology               $1,443,821
            Banks - 19.2 %
            Diversified Banks - 17.7 %
554,293     Asya Katilim Bankasi AS *                           $1,483,621
78,095      Banco Bradesco SA (A.D.R.) (b)                       1,439,291
79,962      Banco do Brasil SA                                   1,335,507
54,752      Banco Itau SA (A.D.R.)                               1,203,996
237,392     Bank Hapoalim, Ltd. *                                1,055,496
236,209     Bank Leumi Le-Israel *                               1,110,327
1,802,000   Bank Mandiri *                                       1,061,244
500,900     Bank Rakyat Indonesia                                 454,901
390,200     CIMB Group, Inc.                                     1,682,258
2,011,900   China Construction Bank                              1,644,566
2,657,793   Chinatrust Financial Holding Co., Ltd. *             1,508,075
396,377     Grupo Fin Banorte                                    1,759,636
43,300      Hana Financial Holdings *                            1,342,009
73,600      ICICI Bank, Ltd.                                     1,564,946
2,445,100   Industrial and Commerical Bank of China *            1,860,360
31,470      Shinhan Financial Group Co., Ltd. *                  1,244,647
348,029     Turkiye Garanti Bankasi AS                           1,629,475
138,306     Turkiye Halk Bankasi AS *                            1,002,838
                                                                $24,383,193
            Thrifts & Mortgage Finance - 1.5 %
34,132      Housing Development Finance Corp., Ltd.             $2,066,554
            Total Banks                                         $26,449,747
            Diversified Financials - 0.6 %
            Diversified Financial Services - 0.6 %
163,073     African Bank Investments, Ltd.                      $ 796,887
            Total Diversified Financials                        $ 796,887
            Insurance - 3.5 %
            Life & Health Insurance - 1.3 %
105,125     Cathay Financial Holding Co., Ltd. (G.D.R.) *       $1,813,406
            Multi-Line Insurance - 1.2 %
379,600     China Pacific Insurance *                           $1,678,053
            Property & Casualty Insurance - 1.0 %
7,939       Samsung Fire & Marine Insurance *                   $1,272,775
            Total Insurance                                     $4,764,234
            Real Estate - 1.4 %
            Real Estate Development - 1.4 %
1,209,600   Guangzhou R&F Properties * (b)                      $1,976,688
            Total Real Estate                                   $1,976,688
            Software & Services - 2.8 %
            Data Processing & Outsourced Services - 0.6 %
43,206      Redecard SA *                                       $ 798,291
            IT Consulting & Other Services - 2.2 %
27,900      Infosys Technologies, Ltd. (A.D.R.) * (b)           $1,641,915
82,113      Tata Consultancy Ser *                               1,428,624
                                                                $3,070,539
            Total Software & Services                           $3,868,830
            Technology Hardware & Equipment - 4.5 %
            Communications Equipment - 1.1 %
249,100     ZTE Corp. * (b)                                     $1,510,160
            Computer Hardware - 1.6 %
875,260     Compal Electronics                                  $1,144,948
567,000     Wistron Corp. *                                      1,029,801
                                                                $2,174,749
            Electronic Components - 0.5 %
19,480      LG Display Co., Ltd. *                              $ 688,073
            Electronic Manufacturing Services - 1.3 %
407,866     Hon Hai Precision Industry                          $1,765,289
            Total Technology Hardware & Equipment               $6,138,271
            Semiconductors - 6.3 %
            Semiconductors - 6.3 %
79,200      Hynix Semiconductor, Inc. *                         $1,866,655
76,152      MediaTek, Inc. *                                     1,320,905
4,977       Samsung Electronics *                                3,599,750
178,730     Taiwan Semiconductor Manufacturing Co. (A.D.R.) *    1,874,878
                                                                $8,662,188
            Total Semiconductors                                $8,662,188
            Telecommunication Services - 7.0 %
            Integrated Telecommunication Services - 2.4 %
406,340     Bezeq Israeli Telecommunications Corp., Ltd. *      $1,151,934
4,350,000   China Telecom *                                      2,131,858
                                                                $3,283,792
            Wireless Telecommunication Services - 4.6 %
38,985      America Movil (A.D.R.)  *                           $1,962,505
21,500      China Mobile (Hong Kong), Ltd. (A.D.R.)              1,034,580
38,351      Mobile Telesystems (A.D.R.) *                        2,128,481
74,446      MTN Group, Ltd. *                                    1,143,352
                                                                $6,268,918
            Total Telecommunication Services                    $9,552,710
            TOTAL COMMON STOCKS                                 $127,660,222
            (Cost  $99,757,751)
Principal
Amount ($)                                                         Value
            TEMPORARY CASH INVESTMENTS - 5.5 %
            Securities Lending Collateral  - 5.5 % (c)
            Certificates of Deposit:
207,214     DnB NOR Bank ASA NY, 0.19%, 5/19/10                 $207,214
207,219     Rabobank Nederland NY, 0.19%, 7/6/10                 207,219
207,214     Royal Bank of Canada, 0.23%, 1/21/11                 207,214
187,321     Bank of Nova Scotia, 0.2%, 6/1/10                    187,321
207,216     BBVA NY, 0.265%, 6/1/10                              207,216
63,044      BNP Paribas, 0.70%, 6/4/10                            63,044
227,937     CBA Financial, 0.27%, 1/3/11                         227,937
                                                                $1,307,165
            Commercial Paper:
27,420      Caterpillar Financial Services, 0.34%, 8/20/10      $ 27,420
91,172      JDCLLP, 0.15%, 4/7/10                                 91,172
87,027      JDCLLP, 0.15%, 4/9/10                                 87,027
145,050     BCSFUN, 0.07%, 4/1/10                                145,050
152,291     CATFIN, 0.17%, 4/16/10                               152,291
103,568     CBAPP, 0.20%, 6/7/10                                 103,568
165,745     HNDAF, 0.17%, 5/4/10                                 165,745
44,547      HNDAF, 0.16%, 4/22/10                                 44,547
20,717      INDFG, 0.21%, 5/4/10                                  20,717
248,612     INDFG, 0.20%, 5/3/10                                 248,612
161,607     PARFIN, 0.25%, 4/19/10                               161,607
207,133     WSTPAC, 0.25%, 5/27/10                               207,133
207,208     Char FD, 0.16%, 4/7/10                               207,208
82,864      Ciesco, 0.19%, 5/20/10                                82,864
207,162     FASCO, 0.19%, 5/18/10                                207,162
84,916      Kithaw, 0.16%, 5/5/10                                 84,916
124,292     Kithaw, 0.20%, 5/24/10                               124,292
82,869      Old LLC, 0.18%, 5/11/10                               82,869
82,872      Ranger, 0.18%, 5/3/10                                 82,872
62,153      SRCPP, 0.19%, 5/6/10                                  62,153
158,308     SRCPP, 0.17%, 4/6/11                                 158,308
38,235      STRAIT, 0.18%, 4/1/10                                 38,235
40,267      STRAIT, 0.18%, 5/7/10                                 40,267
91,375      STRAIT, 0.17%, 4/26/10                                91,375
82,857      STRAIT, 0.20%, 6/2/10                                 82,857
103,586     TB LLC, 0.19%, 5/10/10                               103,586
103,561     TB LLC, 0.23%, 6/9/10                                103,561
207,214     Toyota Motor Credit Corp., 0.23%, 1/10/11            207,214
58,590      Wal Mart Stores, Inc., 0.22%, 7/1/10                  58,590
236,077     Bank of America, 0.85%, 5/12/10                      236,077
103,592     GE, 0.30%, 1/26/11                                   103,592
62,198      GE Capital Corp., 0.43%, 8/20/10                      62,198
22,431      GE Capital Corp., 0.35%, 10/21/10                     22,431
22,583      GE Capital Corp., 0.31%, 10/6/10                      22,583
23,109      John Deere Capital Corp., 0.33%, 7/16/10              23,109
175,372     JPMorgan Chase & Co., 0.57%, 9/24/10                 175,372
187,666     CME, Inc., 0.90%, 8/6/10                             187,666
234,953     Santander, 0.30%, 7/23/10                            234,953
44,424      US Bancorp, 0.65%, 5/6/10                             44,424
20,738      US Bancorp, 0.66%, 6/4/10                             20,738
31,750      US Bancorp, 0.30%, 5/28/10                            31,750
147,158     WFC, 0.70%, 1/24/11                                  147,158
82,863      WFC, 0.33%, 12/2/10                                   82,863
                                                                $4,668,132
            Tri-party Repurchase Agreements:
302,532     Deutsche Bank, 0.02%, 4/1/10                        $302,532
621,642     RBS Securities, Inc., 0.01%, 4/1/10                  621,642
                                                                $924,174
Shares
            Time Deposits:
321,513     Societe Generale, 0.12%, 4/1/10                     $321,513

            Money Market Mutual Funds:
331,541     Dreyfus Preferred Money Market Fund                 $331,541
            Total Securities Lending Collateral                 $7,552,525
            TOTAL TEMPORARY CASH INVESTMENTS                    $7,552,525
            (Cost  $7,552,525)
            TOTAL INVESTMENT IN SECURITIES - 104.4 %            $143,565,200
            (Cost  $107,536,836)(a)
            OTHER ASSETS AND LIABILITIES - (4.4) %              $(6,063,007)
            TOTAL NET ASSETS - 100.0 %                          $137,502,193

*           Non-income producing security.

(A.D.R.)    American Depositary Receipt

(G.D.R.)    Global Depositary Receipt

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $990,602 or 0.7% of total net assets.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $114,285,291 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $33,738,122

            Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (4,458,213)

            Net unrealized gain                                $29,279,909

(b)         At March 31, 2010, the following securities were out on loan:

 Shares                           Security                         Value
73,700      Banco Bradesco SA (A.D.R.)                          $1,358,291
25,600      Brasil Distr Pao Acu (A.D.R.)                        1,721,088
500,000     China Communications Construction Co., Ltd. *        479,733
45,000      China Shipping Development Co., Ltd.                  77,079
250,000     Guangzhou R&F Properties *                           428,218
27,600      Infosys Technologies, Ltd. (A.D.R.) *                1,624,260
22,300      Tenaris SA (A.D.R.)                                  957,562
124,000     ZTE Corp. *                                          767,341
            Total                                               $7,413,572

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                              Level 1    Level 2   Level 3    Total
Preferred Stocks            $8,352,453     $0        $0    $8,352,453
Common Stocks               44,930,339   82,729,883   0   127,660,222
Temporary Cash Investments           0   7,220,984    0     7,220,984
Money Market Mutual Funds      331,541      0         0       331,541
Total                      $53,614,333  $89,950,867  $0  $143,565,200

Pioneer Equity-Income VCT Portfolio
Schedule of Investments  3/31/10

Shares                                                         Value

         COMMON STOCKS - 99.2 %
         Energy - 7.0 %
         Integrated Oil & Gas - 5.7 %
23,275   Chevron Corp.                                       $1,764,943
47,923   ConocoPhillips                                       2,452,220
19,681   Exxon Mobil Corp.                                    1,318,233
84,163   Marathon Oil Corp.                                   2,662,917
                                                             $8,198,313
         Oil & Gas Storage & Transporation - 1.3 %
80,951   Spectra Energy Corp.                                $1,823,826
         Total Energy                                        $10,022,139
         Materials - 8.9 %
         Diversified Chemical - 1.4 %
53,354   E.I. du Pont de Nemours and Co.                     $1,986,903
         Diversified Metals & Mining - 2.4 %
42,273   Compass Minerals International, Inc.                $3,391,563
         Paper Packaging - 0.7 %
31,472   Sonoco Products Co.                                 $ 969,023
         Specialty Chemicals - 2.8 %
139,496  Valspar Corp. (b)                                   $4,112,342
         Steel - 1.7 %
24,796   Carpenter Technology, Inc.                          $ 907,534
32,946   Nucor Corp.                                          1,495,089
                                                             $2,402,623
         Total Materials                                     $12,862,454
         Capital Goods - 13.7 %
         Aerospace & Defense - 2.8 %
14,400   Lockheed Martin Corp.                               $1,198,368
16,795   Northrop Grumman Corp.                               1,101,248
23,834   United Technologies Corp.                            1,754,421
                                                             $4,054,037
         Construction & Farm Machinery & Heavy Trucks - 4.4 %
15,232   Caterpillar, Inc.                                   $ 957,331
17,291   Deere & Co.                                          1,028,123
100,154  PACCAR, Inc.                                         4,340,674
                                                             $6,326,128
         Electrical Component & Equipment - 2.8 %
80,293   Emerson Electric Co.                                $4,041,950
         Industrial Machinery - 3.7 %
27,905   Gorman-Rupp Co.                                     $ 709,903
40,047   Illinois Tool Works, Inc.                            1,896,626
29,923   Snap-On, Inc.                                        1,296,863
46,346   The Timken Co.                                       1,390,843
                                                             $5,294,235
         Total Capital Goods                                 $19,716,350
         Commercial Services & Supplies - 1.0 %
         Office Services & Supplies - 1.0 %
49,872   Mine Safety Appliances Co.                          $1,394,421
         Total Commercial Services & Supplies                $1,394,421
         Automobiles & Components - 3.1 %
         Auto Parts & Equipment - 3.1 %
134,772  Johnson Controls, Inc.                              $4,446,128
         Total Automobiles & Components                      $4,446,128
         Consumer Durables & Apparel - 1.7 %
         Apparel, Accessories & Luxury Goods - 1.7 %
31,202   VF Corp.                                            $2,500,840
         Total Consumer Durables & Apparel                   $2,500,840
         Consumer Services - 1.6 %
         Leisure Facilities - 1.0 %
116,562  Cedar Fair, L.P.                                    $1,391,750
         Restaurants - 0.6 %
13,502   McDonald's Corp.                                    $ 900,853
         Total Consumer Services                             $2,292,603
         Media - 0.7 %
         Publishing - 0.7 %
31,424   Reed Elsevier Plc                                   $1,008,396
         Total Media                                         $1,008,396
         Retailing - 2.3 %
         Distributors - 1.3 %
43,647   Genuine Parts Co.                                   $1,843,649
         Home Improvement Retail - 1.0 %
63,321   Lowe's Companies, Inc.                              $1,534,901
         Total Retailing                                     $3,378,550
         Food & Drug Retailing - 1.0 %
         Food Distributors - 1.0 %
47,414   Sysco Corp.                                         $1,398,713
         Total Food & Drug Retailing                         $1,398,713
         Food, Beverage & Tobacco - 7.4 %
         Packaged Foods & Meats - 7.4 %
24,998   General Mills, Inc.                                 $1,769,608
66,105   H.J. Heinz Co., Inc.                                 3,015,049
55,749   Hershey Foods Corp.                                  2,386,615
39,240   Kellogg Co.                                          2,096,593
23,228   The J.M. Smucker Co.                                 1,399,719
                                                             $10,667,584
         Total Food, Beverage & Tobacco                      $10,667,584
         Household & Personal Products - 4.7 %
         Household Products - 4.7 %
29,470   Clorox Co.                                          $1,890,206
39,367   Colgate-Palmolive Co.                                3,356,430
23,248   Procter & Gamble Co.                                 1,470,901
                                                             $6,717,537
         Total Household & Personal Products                 $6,717,537
         Health Care Equipment & Services - 1.4 %
         Health Care Equipment - 1.4 %
34,501   Baxter International, Inc.                          $2,007,958
         Total Health Care Equipment & Services              $2,007,958
         Pharmaceuticals & Biotechnology - 6.5 %
         Pharmaceuticals - 6.5 %
47,762   Abbott Laboratories Co.                             $2,516,102
84,459   Bristol-Myers Squibb Co.                             2,255,055
59,533   Eli Lilly & Co.                                      2,156,285
64,438   Merck & Co., Inc.                                    2,406,759
                                                             $9,334,201
         Total Pharmaceuticals & Biotechnology               $9,334,201
         Banks - 4.2 %
         Diversified Banks - 2.9 %
115,984  U.S. Bancorp                                        $3,001,666
37,487   Wells Fargo  & Co.                                   1,166,595
                                                             $4,168,261
         Regional Banks - 1.3 %
68,235   SunTrust Banks, Inc.                                $1,828,016
         Total Banks                                         $5,996,277
         Diversified Financials - 4.1 %
         Asset Management & Custody Banks - 3.1 %
23,452   Northern Trust Corp.                                $1,295,958
35,925   T. Rowe Price Associates, Inc.                       1,973,360
38,912   The Bank of New York Mellon Corp. (b)                1,201,603
                                                             $4,470,921
         Diversified Finance Services - 1.0 %
31,603   J.P. Morgan Chase & Co.                             $1,414,234
         Total Diversified Financials                        $5,885,155
         Insurance - 5.6 %
         Life & Health Insurance - 1.4 %
35,910   Aflac, Inc.                                         $1,949,554
         Property & Casualty Insurance - 4.2 %
63,875   Chubb Corp.                                         $3,311,919
40,167   Cincinnati Financial Corp.                           1,160,826
30,334   The Traveler Companies, Inc.                         1,636,216
                                                             $6,108,961
         Total Insurance                                     $8,058,515
         Real Estate - 2.1 %
         Office Real Estate Investment Trust - 0.7 %
14,758   Alexandria Real Estate Equities, Inc. (b)           $ 997,641
         Retail Real Estate Investment Trust - 0.5 %
19,190   Regency Centers Corp. (b)                           $ 719,049
         Specialized Real Estate Investment Trust - 0.9 %
39,095   Nationwide Health Properties, Inc.                  $1,374,189
         Total Real Estate                                   $3,090,879
         Semiconductors - 4.3 %
         Semiconductor Equipment - 0.5 %
46,900   Applied Materials, Inc.                             $ 632,212
         Semiconductors - 3.8 %
62,624   Analog Devices, Inc.                                $1,804,824
68,978   Intel Corp.                                          1,535,450
77,798   Microchip Technology Corp. (b)                       2,190,792
                                                             $5,531,066
         Total Semiconductors                                $6,163,278
         Telecommunication Services - 3.7 %
         Integrated Telecommunication Services - 3.7 %
47,271   AT&T Corp.                                          $1,221,483
68,290   Century Telephone Enterprises, Inc.                  2,421,563
52,885   Verizon Communications, Inc.                         1,640,493
                                                             $5,283,539
         Total Telecommunication Services                    $5,283,539
         Utilities - 14.4 %
         Electric Utilities - 3.7 %
79,029   Duke Energy Corp.                                   $1,289,753
38,983   FirstEnergy Corp.                                    1,523,845
26,784   PPL Corp.                                             742,185
53,106   Southern Co.                                         1,760,995
                                                             $5,316,778
         Gas Utilities - 7.7 %
61,758   AGL Resources, Inc.                                 $2,386,947
71,956   EQT Corp.                                            2,950,196
20,217   National Fuel Gas Co.                                1,021,969
108,531  Questar Corp.                                        4,688,539
                                                             $11,047,651
         Multi-Utilities - 3.0 %
82,684   NSTAR, Inc.                                         $2,928,667
49,038   Public Service Enterprise Group, Inc.                1,447,607
                                                             $4,376,274
         Total Utilities                                     $20,740,703
         TOTAL COMMON STOCKS
         (Cost  $106,241,553)                                $142,966,220
Principal
Amount ($TEMPORARY CASH INVESTMENTS - 3.6 %
         Securities Lending Collateral  - 3.6 % (c)
         Certificates of Deposit:
140,354  DnB NOR Bank ASA NY, 0.19%, 5/19/10                 $ 140,354
140,358  Rabobank Nederland NY, 0.19%, 7/6/10                  140,358
140,354  Royal Bank of Canada, 0.23%, 1/21/11                  140,354
126,880  Bank of Nova Scotia, 0.2%, 6/1/10                     126,880
140,356  BBVA NY, 0.265%, 6/1/10                               140,356
42,702   BNP Paribas, 0.70%, 6/4/10                             42,702
154,390  CBA Financial, 0.27%, 1/3/11                          154,390
                                                             $ 885,394
         Commercial Paper:
18,572   Caterpillar Financial Services, 0.34%, 8/20/10      $  18,572
61,754   JDCLLP, 0.15%, 4/7/10                                  61,754
58,947   JDCLLP, 0.15%, 4/9/10                                  58,947
98,248   BCSFUN, 0.07%, 4/1/10                                  98,248
103,153  CATFIN, 0.17%, 4/16/10                                103,153
70,151   CBAPP, 0.20%, 6/7/10                                   70,151
112,266  HNDAF, 0.17%, 5/4/10                                  112,266
30,173   HNDAF, 0.16%, 4/22/10                                  30,173
14,033   INDFG, 0.21%, 5/4/10                                   14,033
168,395  INDFG, 0.20%, 5/3/10                                  168,395
109,463  PARFIN, 0.25%, 4/19/10                                109,463
140,300  WSTPAC, 0.25%, 5/27/10                                140,300
140,350  Char FD, 0.16%, 4/7/10                                140,350
56,127   Ciesco, 0.19%, 5/20/10                                 56,127
140,319  FASCO, 0.19%, 5/18/10                                 140,319
57,517   Kithaw, 0.16%, 5/5/10                                  57,517
84,188   Kithaw, 0.20%, 5/24/10                                 84,188
56,130   Old LLC, 0.18%, 5/11/10                                56,130
56,133   Ranger, 0.18%, 5/3/10                                  56,133
42,098   SRCPP, 0.19%, 5/6/10                                   42,098
107,228  SRCPP, 0.17%, 4/6/11                                  107,228
25,898   STRAIT, 0.18%, 4/1/10                                  25,898
27,274   STRAIT, 0.18%, 5/7/10                                  27,274
61,892   STRAIT, 0.17%, 4/26/10                                 61,892
56,122   STRAIT, 0.20%, 6/2/10                                  56,122
70,163   TB LLC, 0.19%, 5/10/10                                 70,163
70,146   TB LLC, 0.23%, 6/9/10                                  70,146
140,354  Toyota Motor Credit Corp., 0.23%, 1/10/11             140,354
39,685   Wal Mart Stores, Inc., 0.22%, 7/1/10                   39,685
159,904  Bank of America, 0.85%, 5/12/10                       159,904
70,167   GE, 0.30%, 1/26/11                                     70,167
42,129   GE Capital Corp., 0.43%, 8/20/10                       42,129
15,193   GE Capital Corp., 0.35%, 10/21/10                      15,193
15,297   GE Capital Corp., 0.31%, 10/6/10                       15,297
15,653   John Deere Capital Corp., 0.33%, 7/16/10               15,653
118,786  JPMorgan Chase & Co., 0.57%, 9/24/10                  118,786
127,114  CME, Inc., 0.90%, 8/6/10                              127,114
159,143  Santander, 0.30%, 7/23/10                             159,143
30,090   US Bancorp, 0.65%, 5/6/10                              30,090
14,047   US Bancorp, 0.66%, 6/4/10                              14,047
21,505   US Bancorp, 0.30%, 5/28/10                             21,505
99,676   WFC, 0.70%, 1/24/11                                    99,676
56,127   WFC, 0.33%, 12/2/10                                    56,127
                                                             $3,161,910
         Tri-party Repurchase Agreements:
204,917  Deutsche Bank, 0.02%, 4/1/10                        $ 204,917
421,063  RBS Securities, Inc., 0.01%, 4/1/10                   421,063
                                                             $625,980
Shares
         Time Deposits:
217,775  Societe Generale, 0.12%, 4/1/10                     $217,775
         Money Market Mutual Funds:
224,566  Dreyfus Preferred Money Market Fund                 $224,566

         Total Securities Lending Collateral                 $5,115,625

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $5,115,625)                                  $5,115,625

         TOTAL INVESTMENT IN SECURITIES - 102.8%
         (Cost  $111,357,178) (a)                            $148,081,845

         OTHER ASSETS AND LIABILITIES - (2.8)%               $(3,922,690)

         TOTAL NET ASSETS - 100.0%                           $144,159,155

   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $111,357,178 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost           $40,835,946

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value            (3,943,373)

         Net unrealized gain                                 $36,892,573

(b)    At March 31, 2010, the following security was out on loan:

Shares                         Security                        Value
14,600   Alexandria Real Estate Equities, Inc.               $986,960
35,000   The Bank of New York Mellon Corp.                    1,080,800
76,600   Microchip Technology Corp.                           2,157,056
18,900   Regency Centers Corp.                                708,183
85,000   Valspar Corp.                                        2,505,800
         Total                                               $7,438,800

(c)    Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                              Level 1    Level 2  Level 3    Total
Common Stocks             $142,966,220      $0       $0     $142,966,220
Temporary Cash Investments           0   4,891,059    0     4,891,059
Money market Mutual Funds      224,566       0        0      224,566
 Total                    $143,190,786  $4,891,059   $0     $148,081,845


Pioneer Growth Opportunities VCT
Schedule of Investments  3/31/10

Shares                                                       Value

        COMMON STOCKS - 98.6 %
        Energy - 5.1 %
        Coal & Consumable Fuels - 0.8 %
23,784  Alpha Natural Resources, Inc. * (b)               $1,186,584
        Oil & Gas Equipment & Services - 1.9 %
110,800 Exterran Holdings, Inc. * (b)                     $2,678,036
        Oil & Gas Exploration & Production - 2.4 %
22,500  Cabot Oil & Gas Corp.                             $  828,000
37,341  Carrizo Oil & Gas, Inc. * (b)                        856,976
19,600  Comstock Resources, Inc. *                           623,280
129,300 SandRidge Energy, Inc. * (b)                         995,610
                                                          $3,303,866
        Total Energy                                      $7,168,486
        Materials - 0.8 %
        Diversified Metals & Mining - 0.8 %
102,400 Globe Specialty Metals Corp. *                    $1,145,856
        Total Materials                                   $1,145,856
        Capital Goods - 10.3 %
        Aerospace & Defense - 4.4 %
43,200  DigitalGlobe, Inc. *                              $1,182,285
100,500 Hexcel Corp. *                                     1,451,220
115,000 Orbital Sciences Corp. *                           2,186,150
26,578  TransDigm Group, Inc. *                            1,409,697
                                                          $6,229,352
        Construction & Engineering - 1.6 %
49,100  KBR, Inc.                                         $1,088,056
73,215  MYR Group, Inc. * (b)                              1,194,137
                                                          $2,282,193
        Electrical Component & Equipment - 1.2 %
94,300  Polypore International, Inc. *                    $1,646,478
        Industrial Machinery - 2.2 %
80,500  Altra Holdings, Inc. *                            $1,105,265
59,200  Kennametal, Inc.                                   1,664,704
43,162  SmartHeat, Inc. * (b)                                463,560
                                                          $3,233,529
        Trading Companies & Distributors - 0.9 %
93,500  Titan Machinery, Inc. * (b)                       $1,280,015
        Total Capital Goods                               $14,671,567
        Commercial Services & Supplies - 3.9 %
        Diversified Support Services - 2.3 %
40,400  Copart, Inc. *                                    $1,438,240
68,400  Healthcare Services Group, Inc.                    1,531,476
37,954  infoGROUP, Inc. *                                    296,041
18,440  TechTarget, Inc. * (b)                                96,441
                                                          $3,362,198
        Research & Consulting Services - 1.6 %
38,000  CoStar Group Inc. * (b)                           $1,577,760
23,500  Verisk Analytics, Inc. *                             662,700
                                                          $2,240,460
        Total Commercial Services & Supplies              $5,602,658
        Transportation - 1.5 %
        Air Freight & Couriers - 0.7 %
65,400  UTI Worldwide, Inc.                               $1,001,928
        Airlines - 0.8 %
19,200  Allegiant Travel Co. * (b)                        $1,110,912
        Total Transportation                              $2,112,840
        Consumer Durables & Apparel - 3.1 %
        Apparel, Accessories & Luxury Goods - 1.5 %
45,900  The Warnaco Group, Inc. *                         $2,189,889
        Housewares & Specialties - 1.0 %
29,400  Tupperware Brands Corp.                           $1,417,668
        Leisure Products - 0.6 %
123,900 Leapfrog Enterprises, Inc. * (b)                  $  811,545
        Total Consumer Durables & Apparel                 $4,419,102
        Consumer Services - 5.7 %
        Casinos & Gaming - 2.2 %
98,200  Scientific Games Corp. *                          $1,382,656
40,200  WMS Industries, Inc. *                             1,685,988
                                                          $3,068,644
        Education Services - 3.5 %
24,100  American Public Education, Inc. * (b)             $1,123,060
92,621  Grand Canyon Education, Inc. * (b)                 2,421,113
 6,100  Strayer Education, Inc. (b)                        1,485,472
                                                          $5,029,645
        Total Consumer Services                           $8,098,289
        Media - 0.9 %
        Movies & Entertainment - 0.9 %
212,800 CKX, Inc. *                                       $1,304,464
        Total Media                                       $1,304,464
        Retailing - 2.1 %
        Apparel Retail - 1.4 %
38,200  Gymboree Corp. *                                  $1,972,266
        Internet Retail - 0.7 %
119,583 Orbitz Worldwide, Inc. *                          $  850,235
        Total Retailing                                   $2,822,501
        Food, Beverage & Tobacco - 6.7 %
        Packaged Foods & Meats - 5.4 %
42,107  American Italian Pasta Co. * (b)                  $1,636,699
154,300 Chiquita Brands International, Inc. * (b)          2,427,139
92,982  Imperial Sugar Co.                                 1,442,151
130,400 Smart Balance, Inc. *                                844,992
61,000  Smithfield Foods, Inc. * (b)                       1,265,140
                                                          $7,616,121
        Soft Drinks - 0.5 %
125,200 Heckmann Corp. * (b)                              $  726,160
        Tobacco - 0.8 %
217,206 Alliance One International, Inc. * (b)            $1,105,579
        Total Food, Beverage & Tobacco                    $9,447,860
        Health Care Equipment & Services - 17.0 %
        Health Care Distributors - 1.1 %
25,600  Henry Schein, Inc. *                              $1,507,840
        Health Care Equipment - 5.5 %
130,830 Abiomed, Inc. * (b)                               $1,351,474
71,900  ArthroCare Corp. *                                 2,136,868
164,224 DexCom, Inc. * (b)                                 1,597,900
13,200  IDEXX Laboratories, Inc. * (b)                       759,660
68,200  Insulet Corp. * (b)                                1,029,138
68,400  MAKO Surgical Corp. *                                922,032
                                                          $7,797,072
        Health Care Facilities - 0.8 %
40,500  Psychiatric Solution, Inc. *                      $1,206,900
        Health Care Services - 5.1 %
38,100  Air Methods Corp. *                               $1,295,400
28,600  HMS Holdings Corp. *                               1,458,314
28,800  IPC The Hospitalist Co., Inc. *                    1,011,168
43,600  Lincare Holdings, Inc. * (b)                       1,956,768
47,800  Omnicare, Inc.                                     1,352,262
                                                          $7,073,912
        Health Care Supplies - 2.9 %
104,300 Endologix, Inc. *                                 $  421,372
32,400  Haemonetics Corp. *                                1,851,660
46,600  Inverness Medical Innovations, Inc. * (b)          1,815,070
                                                          $4,088,102
        Health Care Technology - 1.6 %
28,000  AthenaHealth, Inc. * (b)                          $1,023,680
94,285  Phase Forward, Inc. *                              1,232,305
                                                          $2,255,985
        Total Health Care Equipment & Services            $23,929,811
        Pharmaceuticals & Biotechnology - 8.2 %
        Biotechnology - 5.6 %
39,100  Advanced Magnetics, Inc. * (b)                    $1,364,981
21,200  Alexion Pharmaceuticals, Inc. *                    1,152,644
70,700  BioMarin Pharmaceutical, Inc. * (b)                1,652,259
83,100  Cubist Pharmaceuticals, Inc. *                     1,873,074
58,800  Myriad Genetics, Inc. *                            1,414,140
52,800  Vanda Pharmaceuticals, Inc. * (b)                    607,728
                                                          $8,064,826
        Life Sciences Tools & Services - 1.0 %
58,500  Parexel International Corp. *                     $1,363,635
        Pharmaceuticals - 1.6 %
341,456 Cardiome Pharma Corp. * (b)                       $2,257,024
        Total Pharmaceuticals & Biotechnology             $11,685,485
        Banks - 1.6 %
        Regional Banks - 1.6 %
45,404  Home Bancshares, Inc.                             $1,200,482
39,600  Orrstown Financial Services, Inc. *                1,004,652
                                                          $2,205,134
        Total Banks                                       $2,205,134
        Diversified Financials - 2.4 %
        Asset Management & Custody Banks - 0.8 %
108,600 Penson Worldwide, Inc. * (b)                      $1,093,602
        Consumer Finance - 0.7 %
48,057  Ezcorp, Inc. * (b)                                $  989,974
        Specialized Finance - 0.9 %
35,800  MSCI, Inc. *                                      $1,292,380
        Total Diversified Financials                      $3,375,956
        Insurance - 1.9 %
        Property & Casualty Insurance - 1.9 %
60,340  Assured Guaranty, Ltd.                            $1,325,670
42,900  Axis Capital Holdings, Ltd.                        1,341,054
                                                          $2,666,724
        Total Insurance                                   $2,666,724
        Real Estate - 0.6 %
        Real Estate Services - 0.6 %
38,500  Altisource Portfolio Solutions SA *               $  862,400
        Total Real Estate                                 $  862,400
        Software & Services - 15.6 %
        Application Software - 9.0 %
101,066 Aspen Technology, Inc. *                          $1,035,927
26,973  Concur Technologies, Inc. * (b)                    1,106,163
41,900  Informatica Corp. *                                1,125,434
45,629  Net 1 UEPS Technologies, Inc. *                      839,117
95,900  Nuance Communications, Inc. * (b)                  1,595,776
16,484  Quest Software, Inc.                                 293,249
59,625  Solarwinds, Inc. * (b)                             1,291,478
40,800  Solera Holdings, Inc.                              1,576,920
26,767  The Ultimate Software Group, Inc. * (b)              881,973
90,351  TIBCO Software, Inc. *                               974,887
133,600 TiVo, Inc. *                                       2,287,232
                                                          $13,008,156
        Data Processing & Outsourced Services - 0.6 %
59,000  Echo Global Logistics, Inc. * (b)                 $  761,690
        Internet Software & Services - 3.0 %
43,000  Archipelago Learning, Inc. *                      $  626,940
165,400 Art Technology Group, Inc. *                         729,414
46,378  Dealertrack Holdings, Inc. *                         792,136
101,200 Dice Holdings, Inc. *                                769,120
23,400  VistaPrint NV * (b)                                1,339,650
                                                          $4,257,260
        It Consulting & Other Services - 1.9 %
48,400  Gartner Group, Inc. *                             $1,076,416
172,300 Sapient Corp.                                      1,574,822
                                                          $2,651,238
        Systems Software - 1.1 %
128,013 DemandTec, Inc. *                                 $  889,690
50,159  Radiation Systems, Inc. *                            715,769
                                                          $1,605,459
        Total Software & Services                         $22,283,803
        Technology Hardware & Equipment - 5.3 %
        Communications Equipment - 4.3 %
168,600 Brocade Communications Systems, Inc. *            $  962,706
133,436 Finisar Corp. * (b)                                2,096,280
69,100  Polycom, Inc. *                                    2,113,078
32,100  Riverbed Technogoly, Inc. *                          911,640
                                                          $6,083,704
        Electronic Equipment & Instruments - 1.0 %
50,700  Flir Systems, Inc. *                              $1,429,740
        Total Technology Hardware & Equipment             $7,513,444
        Semiconductors - 3.9 %
        Semiconductor Equipment - 0.4 %
52,801  Verigy, Ltd. *                                    $  590,315
        Semiconductors - 3.5 %
234,700 Anadigics, Inc. *                                 $1,140,642
35,400  Hittite Microwave Corp. *                          1,556,538
59,900  Microsemi Corp. *                                  1,038,666
40,931  Netlogic Microsystems, Inc. *                      1,204,599
                                                          $4,940,445
        Total Semiconductors                              $5,530,760
        Telecommunication Services - 0.8 %
        Alternative Carriers - 0.8 %
129,500 Premiere Global Services, Inc. *                  $1,069,670
        Total Telecommunication Services                  $1,069,670
        Utilities - 1.3 %
        Independent Power Producer & Energy Traders - 1.3 %
151,600 Calpine Corp. *                                   $1,803,282
        Total Utilities                                   $1,803,282
        TOTAL COMMON STOCKS
        (Cost  $103,724,352)                              $139,720,092
Principal
Amount (TEMPORARY CASH INVESTMENTS - 21.1 %
        Securities Lending Collateral  - 21.1 % (c)
        Certificates of Deposit:
815,135 DnB NOR Bank ASA NY, 0.19%, 5/19/10               $  815,135
815,157 Rabobank Nederland NY, 0.19%, 7/6/10                 815,157
815,135 Royal Bank of Canada, 0.23%, 1/21/11                 815,135
736,882 Bank of Nova Scotia, 0.2%, 6/1/10                    736,882
815,144 BBVA NY, 0.265%, 6/1/10                              815,144
248,001 BNP Paribas, 0.70%, 6/4/10                           248,001
896,648 CBA Financial, 0.27%, 1/3/11                         896,648
                                                          $5,142,102
        Commercial Paper:
107,863 Caterpillar Financial Services, 0.34%, 8/20/10    $  107,863
358,650 JDCLLP, 0.15%, 4/7/10                                358,650
342,345 JDCLLP, 0.15%, 4/9/10                                342,345
570,594 BCSFUN, 0.07%, 4/1/10                                570,594
599,082 CATFIN, 0.17%, 4/16/10                               599,082
407,416 CBAPP, 0.20%, 6/7/10                                 407,416
652,006 HNDAF, 0.17%, 5/4/10                                 652,006
175,238 HNDAF, 0.16%, 4/22/10                                175,238
81,498  INDFG, 0.21%, 5/4/10                                  81,498
977,988 INDFG, 0.20%, 5/3/10                                 977,988
635,726 PARFIN, 0.25%, 4/19/10                               635,726
814,818 WSTPAC, 0.25%, 5/27/10                               814,818
815,113 Char FD, 0.16%, 4/7/10                               815,113
325,970 Ciesco, 0.19%, 5/20/10                               325,970
814,933 FASCO, 0.19%, 5/18/10                                814,933
334,041 Kithaw, 0.16%, 5/5/10                                334,041
488,937 Kithaw, 0.20%, 5/24/10                               488,937
325,989 Old LLC, 0.18%, 5/11/10                              325,989
326,002 Ranger, 0.18%, 5/3/10                                326,002
244,495 SRCPP, 0.19%, 5/6/10                                 244,495
622,748 SRCPP, 0.17%, 4/6/11                                 622,748
150,409 STRAIT, 0.18%, 4/1/10                                150,409
158,401 STRAIT, 0.18%, 5/7/10                                158,401
359,448 STRAIT, 0.17%, 4/26/10                               359,448
325,942 STRAIT, 0.20%, 6/2/10                                325,942
407,484 TB LLC, 0.19%, 5/10/10                               407,484
407,388 TB LLC, 0.23%, 6/9/10                                407,388
815,135 Toyota Motor Credit Corp., 0.23%, 1/10/11            815,135
230,480 Wal Mart Stores, Inc., 0.22%, 7/1/10                 230,480
928,675 Bank of America, 0.85%, 5/12/10                      928,675
407,507 GE, 0.30%, 1/26/11                                   407,507
244,672 GE Capital Corp., 0.43%, 8/20/10                     244,672
88,238  GE Capital Corp., 0.35%, 10/21/10                     88,238
88,838  GE Capital Corp., 0.31%, 10/6/10                      88,838
90,906  John Deere Capital Corp., 0.33%, 7/16/10              90,906
689,875 JPMorgan Chase & Co., 0.57%, 9/24/10                 689,875
738,239 CME, Inc., 0.90%, 8/6/10                             738,239
924,255 Santander, 0.30%, 7/23/10                            924,255
174,755 US Bancorp, 0.65%, 5/6/10                            174,755
81,579  US Bancorp, 0.66%, 6/4/10                             81,579
124,897 US Bancorp, 0.30%, 5/28/10                           124,897
578,887 WFC, 0.70%, 1/24/11                                  578,887
325,967 WFC, 0.33%, 12/2/10                                  325,967
                                                          $18,363,429
        Tri-party Repurchase Agreements:
1,190,09Deutsche Bank, 0.02%, 4/1/10                      $1,190,095
2,445,40RBS Securities, Inc., 0.01%, 4/1/10                2,445,405
                                                          $3,635,500
Shares
        Time Deposits:
1,264,76Societe Generale, 0.12%, 4/1/10                   $1,264,763
        Money Market Mutual Funds:
1,304,21Dreyfus Preferred Money Market Fund               $1,304,216

        Total Securities Lending Collateral               $29,710,010

        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $29,710,010)                               $29,710,010

        TOTAL INVESTMENT IN SECURITIES - 120.0%
        (Cost  $133,434,362) (a)                          $169,430,102

        OTHER ASSETS AND LIABILITIES - (20.0)%            $(28,285,267)

        TOTAL NET ASSETS - 100.0%                         $141,144,835

   *    Non-income producing security.

(A.D.R.)American Depositary Receipt.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $133,434,362 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost         $38,042,928

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value          (2,047,188)

        Net unrealized gain                               $35,995,740

  (b)   At March 31, 2010, the following security was out on loan:

Shares                       Security                        Value
90,000  Abiomed, Inc. *                                   $ 929,700
18,200  Allegiant Travel Co. *                             1,053,052
14,500  Alliance One International, Inc. *                  73,805
23,000  Alpha Natural Resources, Inc. *                    1,147,470
35,900  Advanced Magnetics, Inc. *                         1,253,269
23,000  American Italian Pasta Co. *                        894,010
 3,000  American Public Education, Inc. *                   139,800
27,700  AthenaHealth, Inc. *                               1,012,712
42,400  BioMarin Pharmaceutical, Inc. *                     990,888
96,700  Cardiome Pharma Corp. *                             639,187
29,300  Carrizo Oil & Gas, Inc. *                           672,435
23,400  Chiquita Brands International, Inc. *               368,082
 1,900  Concur Technologies, Inc. *                         77,919
 5,000  CoStar Group Inc. *                                 207,600
21,500  DexCom, Inc. *                                      209,195
58,000  Echo Global Logistics, Inc. *                       748,780
74,300  Exterran Holdings, Inc. *                          1,795,831
  500   Ezcorp, Inc. *                                      10,300
93,100  Finisar Corp. *                                    1,462,601
48,900  Grand Canyon Education, Inc. *                     1,278,246
123,900 Heckmann Corp. *                                    718,620
12,400  IDEXX Laboratories, Inc. *                          713,620
63,000  Insulet Corp. *                                     950,670
18,900  Inverness Medical Innovations, Inc. *               736,155
42,100  Leapfrog Enterprises, Inc. *                        275,755
12,400  Lincare Holdings, Inc. *                            556,512
 3,800  MYR Group, Inc. *                                   61,978
61,400  Nuance Communications, Inc. *                      1,021,696
185,850 Penson Worldwide, Inc. *                           1,871,510
128,000 SandRidge Energy, Inc. *                            985,600
42,400  SmartHeat, Inc. *                                   455,376
60,300  Smithfield Foods, Inc. *                           1,250,622
39,700  Solarwinds, Inc. *                                  859,902
 6,030  Strayer Education, Inc.                            1,468,426
 9,700  TechTarget, Inc. *                                  50,731
14,400  Titan Machinery, Inc. *                             197,136
26,400  The Ultimate Software Group, Inc. *                 869,880
52,200  Vanda Pharmaceuticals, Inc. *                       600,822
22,800  VistaPrint NV *                                    1,305,300
        Total                                             $29,915,194

  (c)Securities lending collateral is managed by Credit Suisse, New York
Branch.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
        31, 2010, in valuing the Fund's assets:

                              Level 1    Level 2    Level 3    Total
Common Stocks             $139,720,092       $0       $0     $139,720,092
Temporary Cash Investments           0   28,405,794    0     28,405,794
Money market Mutual Funds    1,304,216        0        0     1,304,216
 Total                    $141,024,308  $28,405,794   $0     $169,430,102


              Pioneer High Yield VCT Portfolio
              Schedule of Investments  3/31/2010 (unaudited)
Principal Floating
Amount($)Rate (d)                                                    Value
              CONVERTIBLE CORPORATE BONDS - 19.9 %
              Energy - 3.1 %
              Coal & Consumable Fuels - 0.9 %
1,280,000     Massey Energy Co., 3.25%, 8/1/15                   $1,241,600
              Oil & Gas Equipment & Services - 0.5 %
495,000       Exterran Holdings, Inc., 4.25%, 6/15/14            $ 613,181
              Oil & Gas Exploration & Production - 1.6 %
536,000       Bill Barrett Corp., 5.0%, 3/15/28                  $ 527,290
580,000       Carrizo Oil & Gas, Inc., 4.875%, 6/1/28              513,300
1,055,000     Chesapeake Energy, 2.5%, 5/15/37                     865,100
280,000       Penn Virginia Corp., 4.5%, 11/15/12                  263,200
                                                                 $2,168,890
              Total Energy                                       $4,023,671
              Materials - 0.2 %
              Steel - 0.2 %
215,000       Steel Dynamics, Inc., 5.125%, 6/15/14              $ 264,450
              Total Materials                                    $ 264,450
              Capital Goods - 4.5 %
              Construction & Farm Machinery & Heavy Trucks - 0.9 %
250,000       Greenbrier Co., Inc., 2.375%, 5/15/26 (b)          $ 192,500
955,000       Navistar International Corp., 3.0%, 10/15/14        1,064,825
                                                                 $1,257,325
              Electrical Component & Equipment - 2.0 %
934,000       General Cable Corp., 4.5%, 11/15/29                $ 897,806
1,375,000     Roper Industries, Inc., 1.4813%, 1/15/34             986,563
275,000       SunPower Corp., 4.5%, 3/15/15                        276,375
460,000       SunPower Corp., 4.75%, 4/15/14                       437,575
                                                                 $2,598,319
              Trading Companies & Distributors - 1.6 %
1,420,000     WESCO International, Inc., 6.0%, 9/15/29           $2,066,100
              Total Capital Goods                                $5,921,744
              Commercial Services & Supplies - 0.2 %
              Environmental & Facilities Services - 0.2 %
250,000       Covanta Holdings, 3.25%, 6/1/14                    $ 270,313
              Total Commercial Services & Supplies               $ 270,313
              Transportation - 0.7 %
              Airlines - 0.1 %
120,000       Continental Airlines, Inc., 4.5%, 1/15/15          $ 156,450
              Marine - 0.6 %
940,000       Horizon Lines, 4.25%, 8/15/12                      $ 823,675
              Total Transportation                               $ 980,125
              Automobiles & Components - 0.7 %
              Automobile Manufacturers - 0.7 %
626,000       Ford Motor Co., 4.25%, 11/15/16                    $ 936,653
              Total Automobiles & Components                     $ 936,653
              Consumer Durables & Apparel - 0.2 %
              Homebuilding - 0.2 %
250,000       D.R. Horton, Inc., 2.0%, 5/15/14                   $ 294,375
              Total Consumer Durables & Apparel                  $ 294,375
              Media - 1.6 %
              Advertising - 1.3 %
1,665,000     Interpublic Group Cos., 4.25%, 3/15/23             $1,733,679
              Movies & Entertainment - 0.3 %
487,000       Live Nation, Inc., 2.875%, 7/15/27                 $ 429,778
              Total Media                                        $2,163,457
              Retailing - 0.2 %
              Automotive Retail - 0.2 %
250,000       Sonic Automotive, Inc., 5.0%, 10/1/29              $ 277,813
              Total Retailing                                    $ 277,813
              Food, Beverage & Tobacco - 0.4 %
              Tobacco - 0.4 %
410,000       Alliance One International, Inc., 5.5%, 7/15/14 (14$ 503,275
              Total Food, Beverage & Tobacco                     $ 503,275
              Health Care Equipment & Services - 2.2 %
              Health Care Equipment - 0.8 %
1,275,000     Hologic, Inc., 2.0%, 12/15/37                      $1,141,125
              Health Care Services - 1.1 %
1,750,000     Omnicare, Inc., 3.25%, 12/15/35                    $1,480,935
              Health Care Supplies - 0.2 %
215,000       Inverness Medical Innovation, 3.0%, 5/15/16        $ 238,381
35,000        Inverness Medical Innovation, 3.0%, 5/15/16 (144A)    38,806
                                                                 $ 277,187
              Total Health Care Equipment & Services             $2,899,247
              Pharmaceuticals & Biotechnology - 0.6 %
              Biotechnology - 0.6 %
250,000       BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17     $ 318,750
635,000       MannKind Corp., 3.75%, 12/15/13 (b)                  408,781
                                                                 $ 727,531
              Total Pharmaceuticals & Biotechnology              $ 727,531
              Diversified Financials - 0.2 %
              Asset Management & Custody Banks - 0.1 %
200,000       Janus Capital Group, Inc., 3.25%, 7/15/14          $ 252,500
              Total Diversified Financials                       $ 252,500
              Real Estate - 1.2 %
              Office Real Estate Investment Trusts - 1.0 %
950,000       Alexandria Real, 3.7%, 1/15/27 (144A)              $ 931,000
390,000       Lexington Realty Trust, 6.0%, 1/15/30 (144A)         409,032
                                                                 $1,340,032
              Specialized Real Estate Investment Trusts - 0.2 %
220,000       Host Hotels & Resorts LP, 2.5%, 10/15/29           $ 266,750
              Total Real Estate                                  $1,606,782
              Software & Services - 0.7 %
              Data Processing & Outsourced Services - 0.4 %
625,000       CSG Systems International, Inc., 2.5%, 6/15/24     $ 642,188
              Internet Software & Services - 0.3 %
357,000       SAVVIS, Inc., 3.0%, 5/15/12                        $ 331,118
              Total Software & Services                          $ 973,306
              Technology Hardware & Equipment - 1.8 %
              Communications Equipment - 0.6 %
655,000       CommScope, Inc., 3.25%, 7/1/15                     $ 793,369
              Electronic Equipment & Instruments - 0.7 %
230,000       L-1 Identity Solutions, Inc., 3.75%, 5/15/27       $ 219,650
750,000       Newport Corp., 2.5%, 2/15/12                         700,313
                                                                 $ 919,963
              Technology Distributors - 0.5 %
395,000       Anixter International, Inc., 1.0%, 2/15/13         $ 379,694
250,000       Anixter International, Inc., 1.0%, 2/15/13 (144A)    240,313
                                                                 $ 620,007
              Total Technology Hardware & Equipment              $2,333,339
              Semiconductors - 0.1 %
              Semiconductors - 0.1 %
84,000        Advanced Micro Devices, Inc., 6.0%, 5/1/15         $  80,535
              Total Semiconductors                               $  80,535
              Telecommunication Services - 1.3 %
              Alternative Carriers - 0.7 %
815,000       Time Warner Telecom, Inc., 2.375%, 4/1/26          $ 928,081
              Integrated Telecommunication Services - 0.6 %
260,000       MasTec, Inc., 4.25%, 12/15/14 (b)                  $ 277,238
444,000       MasTec, Inc., 4.0%, 6/15/14                          468,975
                                                                 $ 746,213
              Total Telecommunication Services                   $1,674,294
              TOTAL CONVERTIBLE CORPORATE BONDS                  $26,183,410
              (Cost  $22,480,118)

              PREFERRED STOCKS - 6.4 %
              Energy - 0.4 %
              Oil & Gas Exploration & Production - 0.4 %
12,270        Petroquest Energy, 6.875%, 12/31/49                $ 361,965
1,900         SandRidge Energy, Inc., 8.5%, 12/31/99               224,968
                                                                 $ 586,933
              Total Energy                                       $ 586,933
              Materials - 1.3 %
              Diversified Metals & Mining - 1.3 %
14,800        Freeport-McMoRan Copper & Gold, 6.75%, 5/1/10      $1,716,354
              Total Materials                                    $1,716,354
              Capital Goods - 0.2 %
              Electrical Component & Equipment - 0.2 %
2,000         General Cable Corp., 5.75%, 11/24/13               $ 269,750
              Total Capital Goods                                $ 269,750
              Consumer Services - 0.0 %
              Hotels, Resorts & Cruise Lines - 0.0 %
500           Perseus Holding Corp. * (e)                        $    0
              Total Consumer Services                            $    0
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
2,684         Inverness Medical Corp., 3.0%, 12/31/49            $ 716,628
              Total Health Care Equipment & Services             $ 716,628
              Banks - 0.3 %
              Thrifts & Mortgage Finance - 0.3 %
14,000        Sovereign Cap Trust IV, 4.375%, 3/1/34             $ 448,000
              Total Banks                                        $ 448,000
              Diversified Financials - 0.6 %
              Diversified Financial Services - 0.6 %
875           Bank of America Corp., 7.25%, 12/31/49             $ 853,156
              Total Diversified Financials                       $ 853,156
              Insurance - 0.5 %
              Life & Health Insurance - 0.5 %
34,000        Delphi Financial Group, 7.376%, 5/15/37            $ 713,320
              Total Insurance                                    $ 713,320
              Real Estate - 2.0 %
              Real Estate Operating Companies - 1.9 %
44,650        Forest City Enterprises, Inc., 7.0%, 12/31/49 *    $2,589,700
              Total Real Estate                                  $2,589,700
              Utilities - 0.4 %
              Multi-Utilities - 0.4 %
6,900         CMS Energy Corp., 4.5%, 12/31/49                   $ 583,913
              Total Utilities                                    $ 583,913
              TOTAL PREFERRED STOCKS                             $8,477,754
              (Cost  $8,074,986)

              COMMON STOCKS - 16.2 %
              Energy - 0.8 %
              Integrated Oil & Gas - 0.2 %
8,900         Marathon Oil Corp.                                 $ 281,596
              Oil & Gas Drilling - 0.4 %
143,120       Hercules Offshore, Inc. *                          $ 616,844
              Oil & Gas Exploration & Production - 0.2 %
26,277        SandRidge Energy, Inc. * (b)                       $ 202,333
              Total Energy                                       $1,100,773
              Materials - 2.5 %
              Commodity Chemicals - 1.2 %
87,026        Georgia Gulf Corp. *                               $1,609,108
              Construction Materials - 0.2 %
7,312         Texas Industries, Inc. (b)                         $ 249,851
              Diversified Chemical - 0.3 %
6,022         FMC Corp.                                          $ 364,572
              Diversified Metals & Mining - 0.7 %
9,757         Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 815,100
88,500        Polymet Mining Corp. *                               197,355
                                                                 $1,012,455
              Total Materials                                    $3,235,986
              Capital Goods - 3.9 %
              Aerospace & Defense - 2.0 %
29,329        BE Aerospace, Inc. *                               $ 893,068
16,659        DigitalGlobe, Inc. *                                 465,619
15,200        Geoeye, Inc. *                                       448,400
8,725         ITT Corp.                                            467,747
17,000        Orbital Sciences Corp. *                             323,170
                                                                 $2,598,004
              Building Products - 0.2 %
6,752         Lennox International, Inc.                         $ 299,249
              Construction & Farm Machinery & Heavy Trucks - 0.1 %
22,556        Commercial Vehicle Group, Inc. *                   $ 160,599
              Electrical Component & Equipment - 0.6 %
10,600        Cooper Industries Plc                              $ 508,164
10,800        General Cable Corp. *                                291,600
                                                                 $ 799,764
              Industrial Machinery - 0.9 %
14,836        ESCO Technologies, Inc.                            $ 471,933
26,200        Kennametal, Inc.                                     736,744
                                                                 $1,208,677
              Total Capital Goods                                $5,066,293
              Automobiles & Components - 0.8 %
              Auto Parts & Equipment - 0.8 %
13,384        Lear Corp. *                                       $1,062,020
              Total Automobiles & Components                     $1,062,020
              Consumer Services - 1.7 %
              Casinos & Gaming - 0.9 %
19,666        International Game Technology                      $ 362,838
30,000        Scientific Games Corp. *                             422,400
8,670         WMS Industries, Inc. *                               363,620
                                                                 $1,148,858
              Restaurants - 0.4 %
20,561        Starbucks Corp. *                                  $ 499,015
              Specialized Consumer Services - 0.4 %
65,547        Service Corp. International                        $ 601,721
              Total Consumer Services                            $2,249,594
              Retailing - 0.3 %
              Automotive Retail - 0.1 %
8,372         Sonic Automotive, Inc. * (b)                       $  92,092
              Department Stores - 0.2 %
8,800         J.C. Penney Co., Inc.                              $ 283,096
              Total Retailing                                    $ 375,188
              Food, Beverage & Tobacco - 0.2 %
              Tobacco - 0.2 %
60,600        Alliance One International, Inc. *                 $ 308,454
              Total Food, Beverage & Tobacco                     $ 308,454
              Health Care Equipment & Services - 1.0 %
              Health Care Supplies - 0.2 %
8,000         Inverness Medical Innovations, Inc. * (b)          $ 311,600
              Managed Health Care - 0.7 %
12,938        Aetna, Inc.                                        $ 454,253
6,200         CIGNA Corp.                                          226,796
11,100        United Healthcare Group, Inc.                        362,637
                                                                 $1,043,686
              Total Health Care Equipment & Services             $1,355,286
              Pharmaceuticals & Biotechnology - 1.7 %
              Life Sciences Tools & Services - 1.7 %
7,785         Bio-Rad Laboratories, Inc. *                       $ 805,903
16,900        Thermo Fisher Scientific, Inc. *                     869,336
7,835         Waters Corp. *                                       529,176
                                                                 $2,204,415
              Total Pharmaceuticals & Biotechnology              $2,204,415
              Diversified Financials - 0.1 %
              Asset Management & Custody Banks - 0.0 %
4,440         Legg Mason, Inc.                                   $ 127,295
              Total Diversified Financials                       $ 127,295
              Real Estate - 0.4 %
              Mortgage Real Estate Investment Trusts - 0.4 %
31,024        Annaly Capital Management, Inc.                    $ 532,992
              Total Real Estate                                  $ 532,992
              Software Services - 0.0 %
              Data Processing & Outsourced Services - 0.0 %
952           Perseus Holding Corp. * (e)                        $    0
              Total Software Services                            $    0
              Technology Hardware & Equipment - 1.3 %
              Communications Equipment - 0.4 %
11,010        CommScope, Inc. *                                  $ 308,500
4,100         Research In Motion *                                 303,195
                                                                 $ 611,695
              Electronic Equipment & Instruments - 0.6 %
11,258        Itron, Inc. *                                      $ 816,993
              Electronic Manufacturing Services - 0.2 %
9,700         Tyco Electronics, Ltd.                             $ 266,556
              Total Technology Hardware & Equipment              $1,695,244
              Telecommunication Services - 0.4 %
              Integrated Telecommunications Services - 0.4 %
6,389         General Communication, Inc. *                      $  36,865
46,800        Windstream Corp.                                     509,652
                                                                 $ 546,517
              Total Telecommunication Services                   $ 546,517
              Utilities - 1.1 %
              Gas Utilities - 0.2 %
5,400         Questar Corp.                                      $ 233,280
              Independent Power Producer & Energy Traders - 0.5 %
30,165        NRG Energy, Inc. *                                 $ 630,449
              Multi-Utilities - 0.4 %
9,000         Public Service Enterprise Group, Inc.              $ 265,680
5,620         Sempra Energy                                        280,438
                                                                 $ 546,118
              Total Utilities                                    $1,409,847
              TOTAL COMMON STOCKS                                $21,269,904
              (Cost  $18,076,831)

              ASSET BACKED SECURITIES - 0.0 %
              Banks - 0.0 %
              Thrifts & Mortgage Finance - 0.0 %
80,000   0.68 Bear Stearns Asset Backed Securities, Inc., Floatin$  27,417
              Total Banks                                        $  27,417
              TOTAL ASSET BACKED SECURITIES                      $  27,417
              (Cost  $34,838)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
              Materials - 0.3 %
              Forest Products - 0.3 %
450,000       TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)           $ 428,625
              Total Materials                                    $ 428,625
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $ 428,625
              (Cost  $453,895)

              CORPORATE BONDS - 53.1 %
              Energy - 8.9 %
              Coal & Consumable Fuels - 0.5 %
100,000       Consol Energy, Inc., 8.0%, 4/1/17 (144A)           $ 102,750
200,000       Consol Energy, Inc., 8.25%, 4/1/20 (144A)            205,500
335,000       Massey Energy Co., 6.875%, 12/15/13                  339,606
                                                                 $ 647,856
              Oil & Gas Equipment & Services - 0.5 %
200,000       Complete Production Service, 8.0%, 12/15/16        $ 198,000
500,000  3.52 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A  420,000
                                                                 $ 618,000
              Oil & Gas Exploration & Production - 4.9 %
150,000       Denbury Resources, Inc., 9.75%, 3/1/16             $ 165,000
755,000       Hilcorp Energy, 7.75%, 11/1/15 (144A)                745,563
245,000       Linn Energy LLC, 11.75%, 5/15/17 (144A)              278,075
600,000       Linn Energy LLC, 8.625%, 4/15/20 (144A)              600,750
355,000       Mariner Energy, Inc., 8.0%, 5/15/17                  348,788
395,000       Penn Virginia Corp., 10.375%, 6/15/16                428,575
570,000       PetroHawk Energy Corp., 7.875%, 6/1/15               580,688
130,000       Plains Exploration & Production Co., 10.0%, 3/1/16   143,650
285,000       Plains Exploration & Production Co., 7.75%, 6/15/15  288,919
1,070,000     Quicksilver Resources, Inc., 7.125%, 4/1/16         1,016,500
535,000       Quicksilver Resources, Inc., 8.25%, 8/1/15           545,700
750,000       SandRidge Energy, Inc., 8.0%, 6/1/18                 712,500
540,000       SandRidge Energy, Inc., 8.625%, 4/1/15               525,150
                                                                 $6,379,858
              Oil & Gas Refining & Marketing - 2.1 %
1,100,000     Holly Energy Partners LP, 6.25%, 3/1/15            $1,050,500
630,000       Tesoro Corp., 6.5%, 6/1/17                           579,600
1,150,000     Tesoro Corp., 6.625%, 11/1/15                       1,101,125
                                                                 $2,731,225
              Oil & Gas Storage & Transporation - 1.0 %
480,000  8.38 Enterprise Products, Floating Rate Note, 8/1/66    $ 487,200
405,000       Enterprise Products Operating, 7.0%, 6/1/67          371,588
565,000       Southern Union Co., 7.2%, 11/1/66                    524,038
                                                                 $1,382,826
              Total Energy                                       $11,759,765
              Materials - 9.2 %
              Aluminum - 2.0 %
170,000       CII Carbon LLC, 11.125%, 11/15/15                  $ 171,700
630,513  6.83 Noranda Aluminum Acquisition, Floating Rate Note, 5  501,258
2,000,000     Novelis, Inc., 7.25%, 2/15/15                       1,930,000
                                                                 $2,602,958
              Commodity Chemicals - 0.5 %
635,000       Hexion Finance Escrow LLC, 8.875%, 2/1/18 (144A)   $ 625,475
              Construction Materials - 0.5 %
420,000       AGY Holding Corp., 11.0%, 11/15/14                 $ 363,300
290,000       Texas Industries, Inc., 7.25%, 7/15/13               284,925
                                                                 $ 648,225
              Diversified Chemical - 0.3 %
420,000       Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)     $ 346,500
              Diversified Metals & Mining - 0.0 %
155,697       Blaze Recycling & Metals, 13.0%, 7/16/12           $ 124,558
              Metal & Glass Containers - 1.2 %
500,000       AEP Industries, Inc., 7.875%, 3/15/13              $ 496,250
1,220,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15/26     1,119,350
                                                                 $1,615,600
              Paper Packaging - 0.9 %
160,000       Graham Packaging Co., 8.25%, 1/1/17                $ 161,200
170,000       Graham Packaging Co., 9.875%, 10/15/14               176,375
865,000       Graphic Packaging Co., 9.5%, 8/15/13                 886,625
                                                                 $1,224,200
              Paper Products - 0.6 %
760,000       Exopack Holding Corp., 11.25%, 2/1/14              $ 792,300
              Specialty Chemicals - 2.5 %
485,000       Arco Chemical Co., 9.8%, 2/1/20                    $ 448,625
1,475,000     Millenium America, Inc., 7.625%, 11/15/26            597,375
2,500,000     Nova Chemicals Corp., 7.875%, 9/15/25               2,275,000
                                                                 $3,321,000
              Steel - 0.7 %
930,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A) (b$ 855,600
              Total Materials                                    $12,156,416
              Capital Goods - 8.5 %
              Aerospace & Defense - 2.3 %
480,000       Aeroflex, Inc., 11.75%, 2/15/15                    $ 513,600
695,000       BE Aerospace, Inc., 8.5%, 7/1/18                     741,913
240,000       DigitalGlobe, Inc., 10.5%, 5/1/14                    258,600
845,000       Esterline Technology, 7.75%, 6/15/13                 857,675
625,000       GeoEye, Inc., 9.625%, 10/1/15                        639,063
                                                                 $3,010,851
              Building Products - 0.2 %
240,000       USG Corp., 9.75%, 8/1/14 (144A)                    $ 254,400
              Construction & Engineering - 0.4 %
570,000       Esco Corp., 8.625%, 12/15/13 (144A)                $ 572,850
              Construction & Farm Machinery & Heavy Trucks - 1.1 %
750,000       American Railcar, 7.5%, 3/1/14                     $ 716,250
925,000       Greenbrier Co., Inc., 8.375%, 5/15/15                841,750
                                                                 $1,558,000
              Electrical Component & Equipment - 1.3 %
700,000       Anixter International Corp., 5.95%, 3/1/15         $ 672,000
785,000       Baldor Electric, 8.625%, 2/15/17                     830,138
235,000       General Cable Corp., 7.125%, 4/1/17 (b)              232,944
                                                                 $1,735,082
              Industrial Machinery - 1.0 %
390,000       Gardner Denver, Inc., 8.0%, 5/1/13                 $ 391,950
1,000,000     Mueller Water Products, 7.375%, 6/1/17               902,500
                                                                 $1,294,450
              Trading Companies & Distributors - 2.1 %
2,820,000     Wesco Distribution, Inc., 7.5%, 10/15/17           $2,753,025
              Total Capital Goods                                $11,178,658
              Commercial Services & Supplies - 0.3 %
              Environmental & Facilities Services - 0.2 %
350,000       Waste Services, Inc., 9.5%, 4/15/14                $ 360,500
              Total Commercial Services & Supplies               $ 360,500
              Transportation - 0.9 %
              Airlines - 0.6 %
365,000       Delta Air Lines, Inc., 12.25%, 3/15/15             $ 389,181
410,000       Delta Air Lines, Inc., 9.5%, 9/15/14                 431,013
                                                                 $ 820,194
              Railroads - 0.1 %
180,000       TFM SA De CV, 9.375%, 5/1/12                       $ 184,500
              Shipping and Transportation Services - 0.2%
210,000       Ceva Group Plc, 11.625%, 10/1/16                   $ 224,175
              Total Transportation                               $1,228,869
              Automobiles & Components - 0.8 %
              Auto Parts & Equipment - 0.6 %
609,500       Allison Transmission, 11.25%, 11/1/15 (144A)       $ 650,641
165,000       TRW Automotive, Inc., 8.875%, 12/1/17                170,981
                                                                 $ 821,622
              Tires & Rubber - 0.2 %
210,000       Goodyear Tire & Rubber Co., 10.5%, 5/15/16         $ 226,800
              Total Automobiles & Components                     $1,048,422
              Consumer Durables & Apparel - 1.4 %
              Homebuilding - 0.4 %
560,000       Meritage Homes Corp., 6.25%, 3/15/15               $ 537,600
              Housewares & Specialties - 0.9 %
1,250,000     Yankee Acquisition Corp., 9.75%, 2/15/17           $1,290,625
              Total Consumer Durables & Apparel                  $1,828,225
              Consumer Services - 0.8 %
              Casinos & Gaming - 0.8 %
1,335,000     Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)   $ 333,750
325,000       Scientific Games International, Inc., 9.25%, 6/15/1  343,688
370,000       Scientific Games International, Inc., 9.25%, 6/15/1  392,663
                                                                 $1,070,101
              Total Consumer Services                            $1,070,101
              Media - 3.9 %
              Advertising - 1.3 %
1,170,000     Interpublic Group of Cos., 10.0%, 7/15/17          $1,323,563
389,000       MDC Partners, Inc., 11.0%, 11/1/16 (144A)            420,606
                                                                 $1,744,169
              Broadcasting - 2.5 %
33,000        Clear Channel Worldwide Holdings, 9.25%, 12/15/17  $  34,279
133,000       Clear Channel Worldwide Holdings, 9.25%, 12/15/17    138,985
290,000       Hughes Network Systems LLC, 9.5%, 4/15/14            297,975
190,000       Hughes Network Systems LLC, 9.5%, 4/15/14            193,325
733,789       Intelsat Bermuda, Ltd., 11.5%, 2/4/17                752,134
200,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13       203,000
160,000       Telesat Canada/Telesat LLC, 11.0%, 11/1/15           178,000
575,000       Telesat Canada/Telesat LLC, 12.5%, 11/1/17           661,250
1,096,678     Univision Communications, 9.75%, 3/15/15 PIK (144A)  945,885
                                                                 $3,404,833
              Total Media                                        $5,149,002
              Retailing - 1.5 %
              Apparel Retail - 0.4 %
520,000       Brown Shoe Co., Inc., 8.75%, 5/1/12                $ 530,400
              Automotive Retail - 0.1 %
182,000       Sonic Automotive, Inc., 8.625%, 8/15/13            $ 187,233
              Internet Retail - 0.6 %
750,000       Ticketmaster, 10.75%, 8/1/16                       $ 836,250
              Specialty Stores - 0.2 %
340,000       Sally Holdings LLC, 10.5%, 11/15/16 (b)            $ 370,600
              Total Retailing                                    $1,924,483
              Food, Beverage & Tobacco - 1.1 %
              Tobacco - 1.1 %
1,175,000     Alliance One International, Inc., 10.0%, 7/15/16   $1,227,875
200,000       Alliance One International, Inc., 10.0%, 7/15/16 (1  209,000
                                                                 $1,436,875
              Total Food, Beverage & Tobacco                     $1,436,875
              Household & Personal Products - 0.2 %
              Personal Products - 0.2 %
222,000       Revlon Consumer Products, 9.75%, 11/15/15          $ 229,215
              Total Household & Personal Products                $ 229,215
              Health Care Equipment & Services - 3.1 %
              Health Care Facilities - 0.7 %
515,418       HCA, Inc., 9.625%, 11/15/16                        $ 552,142
85,000        HCA, Inc., 9.875%, 2/15/17                            92,650
340,000       Psychiatric Solutions, Inc., 7.75%, 7/15/15          346,375
                                                                 $ 991,167
              Health Care Services - 1.2 %
670,000       Surgical Care Affiliates, 10%, 7/15/17 (144A)      $ 666,650
593,225       Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PI  593,225
350,000       US Oncology, Inc., 9.125%, 8/15/17                   365,750
                                                                 $1,625,625
              Health Care Supplies - 1.2 %
455,000       Bausch & Lomb, Inc., 9.875%, 11/1/15               $ 481,163
710,000       Biomet, Inc., 10.375%, 10/15/17                      781,000
255,000       Inverness Medical Innovation, 9.0%, 5/15/16          260,100
                                                                 $1,522,263
              Total Health Care Equipment & Services             $4,139,055
              Pharmaceuticals & Biotechnology - 0.2 %
              Life Sciences Tools & Services - 0.2 %
210,000       Catalent Pharma Solution, 9.5%, 4/15/17 (144A)     $ 206,325
              Total Pharmaceuticals & Biotechnology              $ 206,325
              Specialized Finance - 1.4 %
275,000       Dollar Financial Corp., 10.375%, 12/15/16 (144A)   $ 291,844
1,910,00 7.68 NCO Group, Inc., Floating Rate Note, 11/15/13       1,633,050
                                                                 $1,924,894
              Total Specialized Finance                          $1,924,894
              Insurance - 3.4 %
              Insurance Brokers - 2.0 %
630,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)       $ 652,050
790,000       Hub International Holdings, 10.25%, 6/15/15 (144A)   756,425
350,000       Leucadia National, 7.125%, 3/15/17 (144A)            346,500
785,000       Leucadia National, 8.125%, 9/15/15                   813,456
                                                                 $2,568,431
              Multi-Line Insurance - 0.5 %
775,000       Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $ 660,698
              Property & Casualty Insurance - 0.1 %
125,000       Hanover Insurance Group, 7.625%, 10/15/25          $ 119,983
              Reinsurance - 0.8 %
400,000 9.56 Foundation Re II, Ltd., Floating Rate Note, 11/26/1$ 395,440 250,000 5.81 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 252,675
250,000  9.40 Residential Re, Floating Rate Note, 6/6/11           251,850
250,000 19.42 Successor II, Ltd., Floating Rate Note, 4/6/10       250,050
                                                                 $1,150,015
              Total Insurance                                    $4,499,127
              Real Estate - 0.3 %
              Real Estate Operating Companies - 0.2 %
410,000       Forest City Enterprises, 6.5%, 2/1/17              $ 330,050
60,000        Forest City Enterprises, 7.625%, 6/1/15               55,800
                                                                 $ 385,850
              Total Real Estate                                  $ 385,850
              Software & Services - 1.8 %
              Application Software - 0.4 %
565,000       Vangent, Inc., 9.625%, 2/15/15                     $ 525,450
              Data Processing & Outsourced Services - 0.6 %
930,000       First Data Corp., 9.875%, 9/24/15                  $ 802,125
              Internet Software & Services - 0.3 %
329,000       Terremark Worldwide, Inc., 12.0%, 6/15/17          $ 378,350
              IT Consulting & Other Services - 0.3 %
450,000       Activant Solutions, Inc., 9.5%, 5/1/16             $ 432,000
              Systems Software - 0.1 %
300,000       Pegasus Solutions, Inc., 13.0%, 4/15/14 PIK (e)    $ 225,000
              Total Software & Services                          $2,362,925
              Telecommunication Services - 3.7 %
              Alternative Carriers - 1.5 %
630,000       Global Crossing, Ltd., 12.0%, 9/15/15 (144A)       $ 699,300
850,000       PAETEC Holdings, 8.875%, 6/30/17 (144A)              873,375
415,000       PAETEC Holdings, 9.5%, 7/15/15                       420,188
                                                                 $1,992,863
              Integrated Telecommunication Services - 1.5 %
250,000       GCI, Inc., 8.625%, 11/15/19                        $ 254,688
450,000       Mastec, Inc., 7.625%, 2/1/17                         437,063
130,000       New Communications Holdings, 8.25%, 4/15/17          132,275
260,000       New Communications Holdings, 8.5%, 4/15/20           261,950
510,000       New Communications Holdings, 8.75%, 4/15/22          510,000
400,000       Windstream Corp., 8.625%, 8/1/16                     409,000
                                                                 $2,004,976
              Wireless Telecommunication Services - 0.7 %
730,000       Cricket Communications, Inc., 9.375%, 11/1/14 (b)  $ 742,775
180,000       Metropcs Wireless, Inc., 9.25%, 11/1/14              183,150
                                                                 $ 925,925
              Total Telecommunication Services                   $4,923,764
              Utilities - 1.5 %
              Electric Utilities - 0.6 %
200,000       Public Service of New Mexico, 9.25%, 5/15/15       $ 212,750
915,000       TXU Energy Co., 10.25%, 11/1/15 (b)                  635,925
                                                                 $ 848,675
              Independent Power Producer & Energy Traders - 0.8 %
800,000       Intergen NV, 9.0%, 6/30/17                         $ 824,000
290,000       NRG Energy, Inc., 7.375%, 1/15/17                    287,100
                                                                 $1,111,100
              Total Utilities                                    $1,959,775
              TOTAL CORPORATE BONDS                              $69,772,246
              (Cost  $67,327,384)

              MUNICIPAL BONDS - 0.0 %
              Municipal Environment - 0.0 %
100,000  7.25 Ohio Air Quality Development, Floating Rate Note, 6$  10,000
              TOTAL MUNICIPAL BONDS                              $  10,000
              (Cost  $100,000)

              SENIOR FLOATING RATE LOAN INTERESTS - 3.3 %**
              Materials - 0.4 %
              Fertilizers & Agricultural Chemicals - 0.1 %
220,000  0.00 CF Industries Holdings, Inc., Initial Term Loan, 11$ 220,000
              Steel - 0.3 %
521,883  9.25 Niagara Corp., New Term Loan, 6/30/14              $ 369,667
              Total Materials                                    $ 589,667
              Capital Goods - 0.2 %
              Aerospace & Defense - 0.2 %
290,893  3.50 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14      $ 274,410
              Total Capital Goods                                $ 274,410
              Automobiles & Components - 0.2 %
              Tires & Rubber - 0.2 %
245,000  2.34 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/3$ 233,363
              Total Automobiles & Components                     $ 233,363
              Consumer Services - 0.5 %
              Casinos & Gaming - 0.4 %
552,746 2.75 Gateway Casinos & Entertainment, Advance Term Loan,$ 533,630 111,956 2.75 Gateway Casinos & Entertainment, Delayed Draw Term L 108,084
                                                                 $ 641,714
              Total Consumer Services                            $ 641,714
              Media - 0.3 %
              Cable & Satellite - 0.3 %
360,000  6.76 WideOpenWest LLC, Series A New Term Loan, 6/18/14  $ 362,475
              Total Media                                        $ 362,475
              Household & Personal Products - 0.1 %
              Household Products - 0.1 %
81,831   2.25 Yankee Candle Co., Term Loan, 2/6/14               $  80,378
              Total Household & Personal Products                $  80,378
              Health Care Equipment & Services - 0.2 %
              Health Care Services - 0.1 %
99,750   6.00 RehabCare Group, Inc., Term B Loan, 11/1/15        $ 100,810
              Health Care Supplies - 0.2 %
210,000  4.50 IM US Holdings LLC, Term Loan, 6/26/15             $ 206,718
              Total Health Care Equipment & Services             $ 307,528
              Pharmaceuticals & Biotechnology - 0.4 %
              Biotechnology - 0.4 %
168,559  5.50 Warner Chilcott Corp., Term A Loan, 10/30/14       $ 169,091
77,581   5.75 Warner Chilcott Corp., Term B1 Loan, 4/30/15          77,889
129,186  5.75 Warner Chilcott Corp., Term B2 Loan, 4/30/15         129,699
105,000  5.75 Warner Chilcott Corp., Term B3 Loan, 4/30/15         105,399
                                                                 $ 482,078
              Total Pharmaceuticals & Biotechnology              $ 482,078
              Insurance - 0.4 %
              Insurance Brokers - 0.4 %
273,625  6.75 HUB International Holdings, Inc., Additional Term L$ 272,599
99,500   7.00 USI Holdings Corp., Series C New Term Loan, 5/5/14    97,112
99,235   3.05 USI Holdings Corp., Tranche B Term Loan, 5/5/14       91,296
                                                                 $ 461,007
              Total Insurance                                    $ 461,007
              Technology Hardware & Equipment - 0.2 %
              Electronic Components - 0.2 %
20,288   2.50 Flextronics Semiconductor, A1A Delayed Draw Term Lo$  19,440
220,217  2.49 Flextronics Semiconductor, Closing Date Loan, 10/1/  211,015
                                                                 $ 230,455
              Total Technology Hardware & Equipment              $ 230,455
              Semiconductors - 0.1 %
              Semiconductor Equipment - 0.1 %
156,269 12.50 Freescale Semiconductor, Inc., New Term Loan, 12/15$ 161,348
              Total Semiconductors                               $ 161,348
              Telecommunication Services - 0.1 %
              Wireless Telecommunication Services - 0.0 %
110,000  3.23 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14 $ 102,740
              Total Telecommunication Services                   $ 102,740
              Utilities - 0.3 %
              Electric Utilities - 0.3 %
501,284  3.73 Texas Competitive Electric Holdings, Initial Tranch$ 412,898
              Total Utilities                                    $ 412,898
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS          $4,340,061
              (Cost  $4,523,560)

              RIGHTS/WARRANTS - 0.0 %
              Materials - 0.0 %
              Specialty Chemicals - 0.0 %
14,689        Arco Chemical Rights Rights, Expires 4/15/10 *     $    0
              Total Materials                                    $    0
              TOTAL RIGHTS/WARRANTS                              $    0
              (Cost  $0)
Principal
Amount ($)
              TEMPORARY CASH INVESTMENTST - 3.9 %
              Securities Lending Collateral  - 3.9 % (b)
              Certificates of Deposit:
139,820       DnB NOR Bank ASA NY, 0.19%, 5/19/10                $ 139,820
139,824       Rabobank Nederland NY, 0.19%, 7/6/10                 139,824
139,820       Royal Bank of Canada, 0.23%, 1/21/11                 139,820
126,397       Bank of Nova Scotia, 0.2%, 6/1/10                    126,397
139,822       BBVA NY, 0.265%, 6/1/10                              139,822
42,540        BNP Paribas, 0.70%, 6/4/10                           42,540
153,802       CBA Financial, 0.27%, 1/3/11                         153,802
                                                                 $ 882,025
              Commercial Paper:
18,502        Caterpillar Financial Services, 0.34%, 8/20/10     $ 18,502
61,519        JDCLLP, 0.15%, 4/7/10                                61,519
58,723        JDCLLP, 0.15%, 4/9/10                                58,723
97,874        BCSFUN, 0.07%, 4/1/10                                97,874
102,761       CATFIN, 0.17%, 4/16/10                               102,761
69,884        CBAPP, 0.20%, 6/7/10                                 69,884
111,839       HNDAF, 0.17%, 5/4/10                                 111,839
30,059        HNDAF, 0.16%, 4/22/10                                30,059
13,979        INDFG, 0.21%, 5/4/10                                 13,979
167,754       INDFG, 0.20%, 5/3/10                                 167,754
109,046       PARFIN, 0.25%, 4/19/10                               109,046
139,766       WSTPAC, 0.25%, 5/27/10                               139,766
139,816       Char FD, 0.16%, 4/7/10                               139,816
55,914        Ciesco, 0.19%, 5/20/10                               55,914
139,786       FASCO, 0.19%, 5/18/10                                139,786
57,298        Kithaw, 0.16%, 5/5/10                                57,298
83,867        Kithaw, 0.20%, 5/24/10                               83,867
55,917        Old LLC, 0.18%, 5/11/10                              55,917
55,919        Ranger, 0.18%, 5/3/10                                55,919
41,938        SRCPP, 0.19%, 5/6/10                                 41,938
106,820       SRCPP, 0.17%, 4/6/11                                 106,820
25,800        STRAIT, 0.18%, 4/1/10                                25,800
27,171        STRAIT, 0.18%, 5/7/10                                27,171
61,656        STRAIT, 0.17%, 4/26/10                               61,656
55,909        STRAIT, 0.20%, 6/2/10                                55,909
69,896        TB LLC, 0.19%, 5/10/10                               69,896
69,879        TB LLC, 0.23%, 6/9/10                                69,879
139,820       Toyota Motor Credit Corp., 0.23%, 1/10/11            139,820
39,534        Wal Mart Stores, Inc., 0.22%, 7/1/10                 39,534
159,296       Bank of America, 0.85%, 5/12/10                      159,296
69,900        GE, 0.30%, 1/26/11                                   69,900
41,969        GE Capital Corp., 0.43%, 8/20/10                     41,969
15,136        GE Capital Corp., 0.35%, 10/21/10                    15,136
15,238        GE Capital Corp., 0.31%, 10/6/10                     15,238
15,593        John Deere Capital Corp., 0.33%, 7/16/10             15,593
118,334       JPMorgan Chase & Co., 0.57%, 9/24/10                 118,334
126,630       CME, Inc., 0.90%, 8/6/10                             126,630
158,538       Santander, 0.30%, 7/23/10                            158,538
29,976        US Bancorp, 0.65%, 5/6/10                            29,976
13,993        US Bancorp, 0.66%, 6/4/10                            13,993
21,424        US Bancorp, 0.30%, 5/28/10                           21,424
99,297        WFC, 0.70%, 1/24/11                                  99,297
55,913        WFC, 0.33%, 12/2/10                                  55,913
                                                                 $3,149,883
              Tri-party Repurchase Agreements:
204,138       Deutsche Bank, 0.02%, 4/1/10                       $ 204,138
419,461       RBS Securities, Inc., 0.01%, 4/1/10                  419,461
                                                                 $ 623,599
Shares
              Time Deposits:
216,945       Societe Generale, 0.12%, 4/1/10                    $ 216,945

              Money Market Mutual Fund:
223,711       Dreyfus Preferred Money Market Fund                $ 223,711
              Total Securities Lending Collateral                $5,096,163
              TOTAL TEMPORARY CASH INVESTMENTS                   $5,096,163
              (Cost  $5,096,163)
              TOTAL INVESTMENT IN SECURITIES - 103.1 %           $135,605,580
              (Cost  $126,167,775)
              OTHER ASSETS AND LIABILITIES - (3.1) %             $(4,104,310)
              TOTAL NET ASSETS - 100.0 %                         $131,501,270

*             Non-income producing security.

PIK           Represents a pay in kind security.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $16,611,139 or 12.6% of total net assets.

**            Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
              Offered Rate), (ii) the prime rate offered by one or more major
              United States banks, (iii) the certificate of deposit or (iv)
other
              base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $126,563,989 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $17,550,972

              Aggregate gross unrealized loss for all investments
              in which there is an excess of tax cost over value  (8,509,381)

              Net unrealized gain                                $9,041,591

(b)           At March 31, 2010, the following securities were out on loan:

Principal
Amount ($)                         Security                         Value
750,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   $ 711,807
722,000       Cricket Communications, Inc., 9.375%, 11/1/14        762,838
200,000       General Cable Corp., 7.125%, 4/1/17                  201,462
100,000       Greenbrier Co., Inc., 2.375%, 5/15/26                 77,897
350,000       MannKind Corp., 3.75%, 12/15/13                      229,177
254,000       MasTec, Inc., 4.25%, 12/15/14                        275,500
336,600       Sally Holdings LLC, 10.5%, 11/15/16                  380,246
905,000       TXU Energy Co., 10.25%, 11/1/15                      667,626
1,052,500     Univision Communications, 9.75%, 3/15/15 PIK (144A)  912,342
Shares
7,000         Inverness Medical Innovations, Inc. *                272,650
26,000        SandRidge Energy, Inc. *                             200,200
3,400         Sonic Automotive, Inc. *                              37,400
7,000         Texas Industries, Inc.                               239,190
              Total                                              $4,968,336

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)           Debt obligation with a variable interest rate.
              Rate shown is rate at period end.

(e)           Security is fair valued.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                                Level 1   Level 2    Level 3      Total
Convertible Corporate Bonds         $0  $26,183,410     $0    $26,183,410
Preferred Stocks             3,999,458  4,478,296        0      8,477,754
Common Stocks               21,269,904      0            0     21,269,904
Asset Backed Securities              0   27,417          0         27,417
Collateralized Mortgage Oblig        0   428,625         0        428,625
Corporate Bonds                      0  69,547,246    225,000  69,772,246
Municipal Bonds                      0   10,000          0         10,000
Senior Floating Rate Loans           0  4,340,061        0      4,340,061
Rights/Warrants                      0      0            0              0
Temporary Cash Investments           0  4,872,452        0      4,872,452
Money Market Mutual Fund       223,711      0            0        223,711
Total                      $25,493,073  $109,887,507 $225,000 $135,605,580

              Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                      Corporate
                                                           Bonds
Balance as of 12/31/10                                        $0
Realized gain (loss)                                           0
Change in unrealized gain (loss)                               0
Net purchases (sales)                                    225,000
Transfers in and out of Level 3                                0
Balance as of 3/31/10                                   $225,000

Pioneer Mid-Cap Value VCT Portfolio
Schedule of Investments  3/31/10

Shares                                                           Value

         COMMON STOCKS - 96.5 %
         Energy - 7.6 %
         Coal & Consumable Fuels - 0.7 %
45,110   Consol Energy, Inc.                                  $1,924,393
         Oil & Gas Drilling - 0.8 %
23,740   Transocean, Ltd. *                                   $2,050,661
         Oil & Gas Equipment & Services - 0.9 %
54,400   National-Oilwell Varco, Inc.                         $2,207,552
         Oil & Gas Exploration & Production - 3.4 %
54,410   Devon Energy Corp.                                   $3,505,636
53,940   Noble Affiliates, Inc.                                3,937,620
30,420   Range Resources Corp.                                 1,425,785
                                                              $8,869,041
         Oil & Gas Refining & Marketing - 0.4 %
45,600   Valero Energy Corp.                                  $  898,320
         Oil & Gas Storage & Transportation - 1.4 %
331,290  EL PASO Corp.                                        $3,591,184
         Total Energy                                         $19,541,151
         Materials - 7.9 %
         Construction Materials - 0.8 %
25,420   Martin Marietta Materials, Inc. (b)                  $2,123,841
         Diversified Chemical - 1.7 %
37,930   FMC Corp.                                            $2,296,282
32,777   PPG Industries, Inc.                                  2,143,616
                                                              $4,439,898
         Diversified Metals & Mining - 0.7 %
21,900   Freeport-McMoRan Copper & Gold, Inc. (Class B)       $1,829,526
         Gold - 0.6 %
29,867   Newmont Mining Corp.                                 $1,521,126
         Metal & Glass Containers - 1.8 %
86,601   Ball Corp.                                           $4,622,761
         Paper Packaging - 1.2 %
154,840  Temple-Inland, Inc.                                  $3,163,381
         Paper Products - 1.1 %
112,310  International Paper Co.                              $2,763,949
         Total Materials                                      $20,464,482
         Capital Goods - 10.3 %
         Aerospace & Defense - 2.5 %
62,730   ITT Corp.                                            $3,362,955
33,640   L-3 Communications Holdings, Inc.                     3,082,433
                                                              $6,445,388
         Electrical Component & Equipment - 0.7 %
29,940   Rockwell International Corp.                         $1,687,418
         Industrial Conglomerates - 0.8 %
100,100  Textron, Inc.                                        $2,125,123
         Industrial Machinery - 5.2 %
75,450   Crane Co.                                            $2,678,475
33,350   Eaton Corp.                                           2,526,930
90,499   Kennametal, Inc.                                      2,544,832
52,730   Snap-On, Inc.                                         2,285,318
51,510   SPX Corp.                                             3,416,143
                                                              $13,451,698
         Trading Companies & Distributors - 1.1 %
26,797   W.W. Grainger, Inc.                                  $2,897,292
         Total Capital Goods                                  $26,606,919
         Commercial Services & Supplies - 1.4 %
         Environmental & Facilities Services - 0.3 %
30,227   Republic Services, Inc.                              $  877,188
         Research & Consulting Services - 1.1 %
76,294   Equifax, Inc. *                                      $2,731,325
         Total Commercial Services & Supplies                 $3,608,513
         Automobiles & Components - 2.0 %
         Auto Parts & Equipment - 1.1 %
76,660   BorgWarner, Inc. *                                   $2,926,879
         Motorcycle Manufacturers - 0.9 %
82,220   Harley-Davidson, Inc. (b)                            $2,307,915
         Total Automobiles & Components                       $5,234,794
         Consumer Durables & Apparel - 2.9 %
         Homebuilding - 1.9 %
189,390  Pulte Group, Inc. *                                  $2,130,638
127,590  Toll Brothers, Inc. *                                 2,653,872
                                                              $4,784,510
         Housewares & Specialties - 1.0 %
54,041   Fortune Brands, Inc.                                 $2,621,529
         Total Consumer Durables & Apparel                    $7,406,039
         Consumer Services - 1.6 %
         Hotels, Resorts & Cruise Lines - 0.7 %
68,990   Wyndham Worldwide Corp.                              $1,775,113
         Restaurants - 0.9 %
98,100   Jack In The Box, Inc. *                              $2,310,255
         Total Consumer Services                              $4,085,368
         Media - 3.3 %
         Advertising - 1.8 %
560,594  The Interpublic Group of Companies, Inc. *           $4,664,142
         Broadcasting - 0.5 %
80,600   CBS Corp. (Class B)                                  $1,123,564
         Movies & Entertainment - 1.0 %
77,052   Viacom, Inc. (Class B) *                             $2,649,048
         Total Media                                          $8,436,754
         Retailing - 3.3 %
         Apparel Retail - 2.1 %
69,290   Abercrombie & Fitch Co.                              $3,162,396
96,242   Gap, Inc.                                             2,224,153
                                                              $5,386,549
         Computer & Electronics Retail - 1.2 %
75,050   Best Buy Co., Inc.                                   $3,192,627
         Total Retailing                                      $8,579,176
         Food & Drug Retailing - 0.6 %
         Food Retail - 0.6 %
74,999   Kroger Co.                                           $1,624,478
         Total Food & Drug Retailing                          $1,624,478
         Food, Beverage & Tobacco - 4.4 %
         Brewers - 0.8 %
49,132   Molson Coors Brewing Co. (Class B) (b)               $2,066,492
         Distillers & Vintners - 0.9 %
147,870  Constellation Brands, Inc. *                         $2,430,983
         Packaged Foods & Meats - 2.7 %
38,280   Campbell Soup Co.                                    $1,353,198
70,910   Hershey Foods Corp. (b)                               3,035,657
41,010   The J.M. Smucker Co.                                  2,471,263
                                                              $6,860,118
         Total Food Beverage & Tobacco                        $11,357,593
         Household & Personal Products - 1.1 %
         Personal Products - 1.1 %
45,430   Estee Lauder Co. (b)                                 $2,947,044
         Total Household & Personal Products                  $2,947,044
         Health Care Equipment & Services - 4.1 %
         Health Care Equipment - 0.6 %
26,880   Baxter International, Inc.                           $1,564,416
         Health Care Services - 1.7 %
153,271  Omnicare, Inc.                                       $4,336,037
         Managed Health Care - 1.8 %
77,893   AETNA, Inc.                                          $2,734,823
61,510   United Healthcare Group, Inc.                         2,009,532
                                                              $4,744,355
         Total Health Care Equipment & Services               $10,644,808
         Pharmaceuticals & Biotechnology - 2.5 %
         Life Sciences Tools & Services - 1.2 %
58,790   Thermo Fisher Scientific, Inc. *                     $3,024,158
         Pharmaceuticals - 1.3 %
105,750  Forest Laboratories, Inc. *                          $3,316,320
         Total Pharmaceuticals & Biotechnology                $6,340,478
         Banks - 6.4 %
         Diversified Banks - 0.5 %
34,800   Comerica, Inc.                                       $1,323,792
         Regional Banks - 5.3 %
125,210  Associated Bancorp (b)                               $1,727,898
137,570  Fifth Third Bancorp                                   1,869,576
474,679  KeyCorp                                               3,678,762
18,690   M&T Bank Corp. (b)                                    1,483,612
57,250   PNC Bank Corp.                                        3,417,825
55,760   SunTrust Banks, Inc.                                  1,493,810
                                                              $13,671,483
         Thrifts & Mortgage Finance - 0.6 %
104,570  People's Bank                                        $1,635,475
         Total Banks                                          $16,630,750
         Diversified Financials - 4.4 %
         Asset Management & Custody Banks - 2.6 %
13,330   Franklin Resources, Inc.                             $1,478,297
93,330   Northern Trust Corp.                                  5,157,416
                                                              $6,635,713
         Investment Banking & Brokerage - 1.8 %
132,820  Lazard, Ltd.                                         $4,741,674
         Total Diversified Financials                         $11,377,387
         Insurance - 9.1 %
         Insurance Brokers - 1.2 %
126,970  Marsh & McLennan Co., Inc.                           $3,100,607
         Life & Health Insurance - 2.9 %
297,859  UNUM Group, Inc.                                     $7,377,967
         Multi-Line Insurance - 1.5 %
41,010   Assurant, Inc.                                       $1,409,924
83,030   Hartford Financial Services Group, Inc.               2,359,713
                                                              $3,769,637
         Property & Casualty Insurance - 2.1 %
166,860  Assured Guaranty, Ltd.                               $3,665,914
60,300   Axis Capital Holdings, Ltd.                           1,884,978
                                                              $5,550,892
         Reinsurance - 1.4 %
64,292   Renaissancere Holdings, Ltd.                         $3,649,214
         Total Insurance                                      $23,448,317
         Real Estate - 6.7 %
         Diversified Real Estate Investment Trust - 0.7 %
22,444   Vornado Realty Trust                                 $1,699,011
         Mortgage Real Estate Investment Trust - 1.3 %
147,845  Annaly Capital Management, Inc.                      $2,539,977
44,011   Starwood Property Trust, Inc.                           849,412
                                                              $3,389,389
         Office Real Estate Investment Trust - 1.9 %
30,910   Alexandria Real Estate Equities, Inc. (b)            $2,089,516
19,001   Boston Properties, Inc.                               1,433,435
14,900   Kilroy Realty Corp.                                     459,516
29,600   Mack-Cali Realty Corp.                                1,043,400
                                                              $5,025,867
         Residential Real Estate Investment Trust - 0.5 %
34,640   Equity Residential Property Trust                    $1,356,156
         Retail Real Estate Investment Trust - 0.2 %
10,857   Regency Centers Corp. (b)                            $  406,812
         Specialized Real Estate Investment Trust - 2.1 %
113,700  Host Hotels & Resorts, Inc. (b)                      $1,665,705
18,730   Public Storage, Inc.                                  1,722,973
41,210   Ventas, Inc. *                                        1,956,651
                                                              $5,345,329
         Total Real Estate                                    $17,222,564
         Software & Services - 5.9 %
         Application Software - 1.3 %
384,907  Compuware Corp. *                                    $3,233,219
         Data Processing & Outsourced Services - 3.3 %
202,220  Western Union Co.                                    $3,429,651
94,338   Computer Sciences Corp. *                             5,140,478
                                                              $8,570,129
         Internet Software & Services - 0.6 %
101,330  Yahoo! Inc. *                                        $1,674,985
         Systems Software - 0.7 %
75,860   CA, Inc.                                             $1,780,434
         Total Software & Services                            $15,258,767
         Technology Hardware & Equipment - 1.2 %
         Communications Equipment - 1.0 %
270,700  Brocade Communications Systems, Inc. *               $1,545,697
13,230   Research In Motion Co. *                                978,359
                                                              $2,524,056
         Computer Hardware - 0.2 %
18,690   Teradata Corp. *                                     $  539,954
         Total Technology Hardware & Equipment                $3,064,010
         Semiconductors - 1.7 %
77,740   Analog Devices, Inc.                                 $2,240,467
279,200  ON Semiconductor Corp. *                              2,233,600
                                                              $4,474,067
         Total Semiconductors                                 $4,474,067
         Telecommunication Services - 1.4 %
         Integrated Telecommunication Services - 1.4 %
102,120  Century Telephone Enterprises, Inc.                  $3,621,175
         Total Telecommunication Services                     $3,621,175
         Utilities - 6.8 %
         Electric Utilities - 1.2 %
89,683   Edison International, Inc.                           $3,064,468
         Gas Utilities - 1.8 %
48,400   EQT Corp.                                            $1,984,400
60,301   Questar Corp.                                         2,605,003
                                                              $4,589,403
         Multi-Utilities - 3.8 %
121,500  CMS Energy Corp. *                                   $1,878,998
104,354  Public Service Enterprise Group, Inc.                 3,080,530
98,750   Sempra Energy Co.                                     4,927,626
                                                              $9,887,154
         Total Utilities                                      $17,541,025
         TOTAL COMMON STOCKS
Principal(Cost  $212,865,359)                                 $249,515,659
Amount ($)
         TEMPORARY CASH INVESTMENTS - 7.2 %
         Repurchase Agreement - 1.5 %
3,750,000JPMorgan, 0.02%, dated 3/31/10, repurchase price
         of $3,750,000 plus accrued interest on 4/1/10 collateralized by $3,825,000 Freddie Mac Giant, 4.5-9.0%, 5/1/11-7/1$3,750,000
         Total Repurchase Agreement                           $3,750,000

         Securities Lending Collateral  - 5.7 % (c)
         Certificates of Deposit:
401,518  DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $  401,518
401,529  Rabobank Nederland NY, 0.19%, 7/6/10                    401,529
401,518  Royal Bank of Canada, 0.23%, 1/21/11                    401,518
362,973  Bank of Nova Scotia, 0.2%, 6/1/10                       362,973
401,523  BBVA NY, 0.265%, 6/1/10                                 401,523
122,160  BNP Paribas, 0.70%, 6/4/10                              122,160
441,670  CBA Financial, 0.27%, 1/3/11                            441,670
                                                              $2,532,891
         Commercial Paper:
53,131   Caterpillar Financial Services, 0.34%, 8/20/10       $   53,131
176,664  JDCLLP, 0.15%, 4/7/10                                   176,664
168,632  JDCLLP, 0.15%, 4/9/10                                   168,632
281,063  BCSFUN, 0.07%, 4/1/10                                   281,063
295,095  CATFIN, 0.17%, 4/16/10                                  295,095
200,684  CBAPP, 0.20%, 6/7/10                                    200,684
321,165  HNDAF, 0.17%, 5/4/10                                    321,165
86,318   HNDAF, 0.16%, 4/22/10                                    86,318
40,144   INDFG, 0.21%, 5/4/10                                     40,144
481,736  INDFG, 0.20%, 5/3/10                                    481,736
313,145  PARFIN, 0.25%, 4/19/10                                  313,145
401,362  WSTPAC, 0.25%, 5/27/10                                  401,362
401,508  Char FD, 0.16%, 4/7/10                                  401,508
160,566  Ciesco, 0.19%, 5/20/10                                  160,566
401,419  FASCO, 0.19%, 5/18/10                                   401,419
164,541  Kithaw, 0.16%, 5/5/10                                   164,541
240,840  Kithaw, 0.20%, 5/24/10                                  240,840
160,575  Old LLC, 0.18%, 5/11/10                                 160,575
160,582  Ranger, 0.18%, 5/3/10                                   160,582
120,433  SRCPP, 0.19%, 5/6/10                                    120,433
306,753  SRCPP, 0.17%, 4/6/11                                    306,753
74,088   STRAIT, 0.18%, 4/1/10                                    74,088
78,025   STRAIT, 0.18%, 5/7/10                                    78,025
177,057  STRAIT, 0.17%, 4/26/10                                  177,057
160,552  STRAIT, 0.20%, 6/2/10                                   160,552
200,718  TB LLC, 0.19%, 5/10/10                                  200,718
200,671  TB LLC, 0.23%, 6/9/10                                   200,671
401,518  Toyota Motor Credit Corp., 0.23%, 1/10/11               401,518
113,530  Wal Mart Stores, Inc., 0.22%, 7/1/10                    113,530
457,446  Bank of America, 0.85%, 5/12/10                         457,446
200,730  GE, 0.30%, 1/26/11                                      200,730
120,520  GE Capital Corp., 0.43%, 8/20/10                        120,520
43,464   GE Capital Corp., 0.35%, 10/21/10                        43,464
43,760   GE Capital Corp., 0.31%, 10/6/10                         43,760
44,778   John Deere Capital Corp., 0.33%, 7/16/10                 44,778
339,818  JPMorgan Chase & Co., 0.57%, 9/24/10                    339,818
363,641  CME, Inc., 0.90%, 8/6/10                                363,641
455,269  Santander, 0.30%, 7/23/10                               455,269
86,081   US Bancorp, 0.65%, 5/6/10                                86,081
40,184   US Bancorp, 0.66%, 6/4/10                                40,184
61,522   US Bancorp, 0.30%, 5/28/10                               61,522
285,148  WFC, 0.70%, 1/24/11                                     285,148
160,564  WFC, 0.33%, 12/2/10                                     160,564
                                                              $9,045,440
         Tri-party Repurchase Agreements:
586,214  Deutsche Bank, 0.02%, 4/1/10                         $  586,214
1,204,555RBS Securities, Inc., 0.01%, 4/1/10                   1,204,555
                                                              $1,790,769
Shares
         Time Deposits:
622,996  Societe Generale, 0.12%, 4/1/10                      $622,996
         Money Market Mutual Funds:
642,429  Dreyfus Preferred Money Market Fund                  $642,429

         Total Securities Lending Collateral                  $14,634,525

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $18,384,525)                                  $18,384,525

         TOTAL INVESTMENT IN SECURITIES - 104.3%
         (Cost  $231,249,884) (a)                             $267,900,184

         OTHER ASSETS AND LIABILITIES - (4.3)%                $5,223,331

         TOTAL NET ASSETS - 100.0%                            $258,488,989

   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $232,959,973 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $44,206,952

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (7,556,652)

         Net unrealized gain                                  $36,650,300

  (b)    At March 31, 2010, the following securities were out on loan:

Shares                         Security                          Value
28,000   Alexandria Real Estate Equities, Inc.                $1,892,800
80,000   Associated Bancorp                                    1,104,000
44,100   Estee Lauder Co.                                      2,860,767
77,700   Harley-Davidson, Inc.                                 2,181,039
43,600   Hershey Foods Corp.                                   1,866,516
27,200   Host Hotels & Resorts, Inc.                            398,480
18,100   M&T Bank Corp.                                        1,436,778
25,100   Martin Marietta Materials, Inc.                       2,097,105
12,600   Molson Coors Brewing Co. (Class B)                     529,956
 9,100   Regency Centers Corp.                                  340,977
         Total                                                $14,708,417

  (c)  Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                               Level 1      Level 2   Level 3     Total
Common Stocks               $249,515,659     $0         $0    $249,515,659
Temporary Cash Investments             0   17,742,096    0      17,742,096
Money market Mutual Funds        642,429      0          0         642,429
 Total                      $250,158,088  $17,742,096   $0    $267,900,184

Pioneer Fund VCT Portfolio
Schedule of Investments  3/31/10

 Shares                                                          Value

         COMMON STOCKS - 99.5 %
         Energy - 9.6 %
         Coal & Consumable Fuels - 0.3 %
 22,137  Consol Energy, Inc.                                  $  944,364
         Integrated Oil & Gas - 6.1 %
114,453  Chevron Corp.                                        $8,678,971
 61,255  ConocoPhillips, Inc.                                  3,134,418
 50,466  Exxon Mobil Corp.                                     3,380,213
 37,378  Hess Corp.                                            2,337,994
 69,475  Marathon Oil Corp.                                    2,198,189
                                                              $19,729,785
         Oil & Gas Drilling - 0.5 %
 35,585  Ensco PLC                                            $1,593,496
         Oil & Gas Equipment & Services - 0.9 %
 44,022  Schlumberger, Ltd.                                   $2,793,636
         Oil & Gas Exploration & Production - 1.8 %
 57,627  Apache Corp.                                         $5,849,141
         Total Energy                                         $30,910,422
         Materials - 7.3 %
         Aluminum - 0.6 %
145,174  Alcoa, Inc.                                          $2,067,278
         Diversified Chemical - 0.6 %
 51,321  E.I. du Pont de Nemours and Co.                      $1,911,194
         Diversified Metals & Mining - 3.9 %
 22,139  BHP Billiton, Ltd. (A.D.R.) (b)                      $1,778,204
 39,271  Freeport-McMoRan Copper & Gold, Inc. (Class B)        3,280,699
125,550  Rio Tinto Plc                                         7,442,098
                                                              $12,501,001
         Fertilizers & Agricultural Chemicals - 0.6 %
 27,249  Monsanto Co.                                         $1,946,124
         Industrial Gases - 1.0 %
 27,394  Air Products & Chemicals, Inc.                       $2,025,786
 16,434  Praxair, Inc.                                         1,364,022
                                                              $3,389,808
         Specialty Chemicals - 0.6 %
 42,464  Ecolab, Inc.                                         $1,866,293
         Total Materials                                      $23,681,698
         Capital Goods - 11.1 %
         Aerospace & Defense - 3.3 %
 51,427  General Dynamics Corp.                               $3,970,164
 17,013  Honeywell International, Inc.                           770,179
 24,100  Lockheed Martin Corp.                                 2,005,602
 51,333  United Technologies Corp.                             3,778,622
                                                              $10,524,567
         Construction & Farm Machinery & Heavy Trucks - 4.0 %
 40,070  Caterpillar, Inc.                                    $2,518,400
 63,150  Deere & Co.                                           3,754,899
154,240  PACCAR, Inc.                                          6,684,762
                                                              $12,958,061
         Electrical Component & Equipment - 1.5 %
 54,438  Emerson Electric Co.                                 $2,740,409
 35,977  Rockwell International Corp.                          2,027,664
                                                              $4,768,073
         Industrial Conglomerates - 1.5 %
 32,628  3M Co.                                               $2,726,722
124,563  General Electric Co.                                  2,267,047
                                                              $4,993,769
         Industrial Machinery - 0.8 %
 23,076  Illinois Tool Works, Inc.                            $1,092,879
 24,554  Parker Hannifin Corp.                                 1,589,626
                                                              $2,682,505
         Total Capital Goods                                  $35,926,975
         Transportation - 4.1 %
         Railroads - 4.1 %
 63,692  Canadian National Railway Co.                        $3,859,098
 20,509  CSX Corp.                                             1,043,908
146,632  Norfolk Southern Corp.                                8,195,262
                                                              $13,098,268
         Total Transportation                                 $13,098,268
         Automobiles & Components - 3.4 %
         Auto Parts & Equipment - 2.4 %
 37,622  BorgWarner, Inc. *                                   $1,436,408
197,302  Johnson Controls, Inc.                                6,508,993
                                                              $7,945,401
         Automobile Manufacturers - 1.0 %
250,836  Ford Motor Corp. *                                   $3,153,009
         Total Automobiles & Components                       $11,098,410
         Consumer Durables & Apparel - 0.9 %
         Apparel, Accessories & Luxury Goods - 0.9 %
 70,504  Coach, Inc.                                          $2,786,318
         Total Consumer Durables & Apparel                    $2,786,318
         Consumer Services - 0.5 %
         Restaurants - 0.5 %
 16,406  McDonald's Corp.                                     $1,094,608
 12,354  Yum! Brands, Inc.                                       473,529
                                                              $1,568,137
         Total Consumer Services                              $1,568,137
         Media - 3.6 %
         Publishing - 3.6 %
219,684  Elsevier NV                                          $2,670,546
119,865  John Wiley & Sons, Inc.                               5,187,757
106,684  McGraw-Hill Co., Inc.                                 3,803,285
                                                              $11,661,588
         Total Media                                          $11,661,588
         Retailing - 4.1 %
         Department Stores - 0.8 %
 65,724  Nordstrom, Inc. (b)                                  $2,684,825
         General Merchandise Stores - 1.9 %
117,445  Target Corp.                                         $6,177,607
         Home Improvement Retail - 0.9 %
113,938  Lowe's Companies, Inc.                               $2,761,857
         Specialty Stores - 0.5 %
 66,261  Staples, Inc.                                        $1,549,845
         Total Retailing                                      $13,174,134
         Food & Drug Retailing - 3.8 %
         Drug Retail - 2.3 %
 62,852  CVS/Caremark Corp.                                   $2,297,869
141,753  Walgreen Co.                                          5,257,619
                                                              $7,555,488
         Food Distributors - 0.8 %
 83,969  Sysco Corp.                                          $2,477,086
         Hypermarkets & Supercenters - 0.7 %
 39,842  Wal-Mart Stores, Inc.                                $2,215,215
         Total Food & Drug Retailing                          $12,247,789
         Food, Beverage & Tobacco - 6.5 %
         Packaged Foods & Meats - 5.5 %
 47,599  Campbell Soup Co.                                    $1,682,625
 45,205  General Mills, Inc.                                   3,200,062
 75,413  H.J. Heinz Co., Inc.                                  3,439,587
 95,906  Hershey Foods Corp.                                   4,105,736
 41,413  Kellogg Co.                                           2,212,697
105,921  Kraft Foods, Inc.                                     3,203,051
                                                              $17,843,758
         Soft Drinks - 1.0 %
 48,442  PepsiCo, Inc.                                        $3,204,923
         Total Food, Beverage & Tobacco                       $21,048,681
         Household & Personal Products - 2.7 %
         Household Products - 2.1 %
 12,801  Clorox Co.                                           $  821,056
 70,142  Colgate-Palmolive Co.                                 5,980,307
                                                              $6,801,363
         Personal Products - 0.6 %
 29,551  Estee Lauder Co. (b)                                 $1,916,973
         Total Household & Personal Products                  $8,718,336
         Health Care Equipment & Services - 6.5 %
         Health Care Equipment - 6.5 %
 38,632  Baxter International, Inc.                           $2,248,382
 77,572  Becton, Dickinson & Co.                               6,107,244
 48,699  C. R. Bard, Inc.                                      4,218,307
 28,740  Covidien, Ltd.                                        1,445,047
 41,200  Medtronic, Inc. *                                     1,855,236
 74,502  St. Jude Medical, Inc. *                              3,058,307
 35,448  Stryker Corp.                                         2,028,335
                                                              $20,960,858
         Total Health Care Equipment & Services               $20,960,858
         Pharmaceuticals & Biotechnology - 5.1 %
         Pharmaceuticals - 5.1 %
 80,019  Abbott Laboratories Co.                              $4,215,401
 46,536  Eli Lilly & Co.                                       1,685,534
 31,449  Johnson & Johnson Co.                                 2,050,475
 42,881  Merck & Co., Inc.                                     1,601,605
147,579  Pfizer, Inc.                                          2,530,980
 69,744  Teva Pharmaceutical Industries, Ltd.                  4,399,452
                                                              $16,483,447
         Total Pharmaceuticals & Biotechnology                $16,483,447
         Banks - 2.6 %
         Diversified Banks - 1.5 %
 98,941  U.S. Bancorp                                         $2,560,593
 68,241  Wells Fargo & Co.                                     2,123,660
                                                              $4,684,253
         Regional Banks - 1.1 %
159,300  KeyCorp                                              $1,234,575
 30,299  PNC Bank Corp.                                        1,808,850
 27,896  Zions BanCorporation (b)                                608,691
                                                              $3,652,116
         Total Banks                                          $8,336,369
         Diversified Financials - 7.8 %
         Asset Management & Custody Banks - 5.2 %
 36,129  Franklin Resources, Inc.                             $4,006,706
 49,874  Northern Trust Corp.                                  2,756,037
 53,143  State Street Corp.                                    2,398,875
 77,285  T. Rowe Price Associates, Inc. (b)                    4,245,265
109,722  The Bank of New York Mellon Corp.                     3,388,215
                                                              $16,795,098
         Diversified Financial Services - 1.3 %
132,013  Bank of America Corp.                                $2,356,432
 43,733  J.P. Morgan Chase & Co.                               1,957,052
                                                              $4,313,484
         Investment Banking & Brokerage - 0.8 %
 83,827  Morgan Stanley Co.                                   $2,455,293
         Specialized Finance - 0.5 %
 5,513   CME Group, Inc.                                      $1,742,714
         Total Diversified Financials                         $25,306,589
         Insurance - 2.5 %
         Property & Casualty Insurance - 2.5 %
120,673  Chubb Corp.                                          $6,256,895
 31,028  The Traveler Companies, Inc.                          1,673,650
                                                              $7,930,545
         Total Insurance                                      $7,930,545
         Software & Services - 3.6 %
         Application Software - 1.4 %
 58,781  Adobe Systems, Inc. *                                $2,079,084
 52,400  Citrix Systems, Inc. *                                2,487,428
                                                              $4,566,512
         Data Processing & Outsourced Services - 1.7 %
 56,016  Automatic Data Processing, Inc.                      $2,491,032
 30,629  DST Systems, Inc.                                     1,269,572
 30,523  Fiserv, Inc. *                                        1,549,347
                                                              $5,309,951
         Systems Software - 0.5 %
 55,297  Microsoft Corp.                                      $1,618,543
         Total Software & Services                            $11,495,006
         Technology Hardware & Equipment - 7.7 %
         Communications Equipment - 2.6 %
 89,266  Cisco Systems, Inc. *                                $2,323,594
 76,848  Motorola, Inc. *                                        539,473
193,559  Nokia Corp. (A.D.R.) (b)                              3,007,907
 26,475  Qualcomm, Inc.                                        1,111,685
 18,063  Research In Motion, Inc. *                            1,335,759
                                                              $8,318,418
         Computer Hardware - 3.3 %
 6,182   Apple, Inc. *                                        $1,452,337
139,112  Hewlett-Packard Co.                                   7,393,803
 14,021  IBM Corp.                                             1,798,193
                                                              $10,644,333
         Computer Storage & Peripherals - 0.4 %
 72,944  EMC Corp. *                                          $1,315,910
         Office Electronics - 1.4 %
 97,350  Canon, Inc. (A.D.R.)                                 $4,498,544
         Total Technology Hardware & Equipment                $24,777,205
         Semiconductors - 3.5 %
         Semiconductor Equipment - 0.8 %
154,527  Applied Materials, Inc.                              $2,083,024
 12,900  ASM Lithography Holdings NV                             460,143
                                                              $2,543,167
         Semiconductors - 2.7 %
 85,462  Analog Devices, Inc.                                 $2,463,015
152,921  Intel Corp.                                           3,404,021
116,986  Texas Instruments, Inc.                               2,862,647
                                                              $8,729,683
         Total Semiconductors                                 $11,272,850
         Telecommunication Services - 1.4 %
         Integrated Telecommunication Services - 1.4 %
104,800  AT&T Corp.                                           $2,708,032
 56,434  Verizon Communications, Inc.                          1,750,583
                                                              $4,458,615
         Total Telecommunication Services                     $4,458,615
         Utilities - 1.4 %
         Electric Utilities - 0.9 %
 13,872  FirstEnergy Corp.                                    $  542,256
 30,820  PPL Corp.                                               854,022
 51,730  Southern Co.                                          1,715,367
                                                              $3,111,645
         Multi-Utilities - 0.5 %
 52,041  Public Service Enterprise Group, Inc.                $1,536,250
         Total Utilities                                      $4,647,895
         TOTAL COMMON STOCKS
         (Cost  $259,559,423)                                 $321,590,135
Principal
Amount ($TEMPORARY CASH INVESTMENTS - 3.7 %
         Securities Lending Collateral  - 3.7 % (c)
         Certificates of Deposit:
330,145  DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $  330,145
330,154  Rabobank Nederland NY, 0.19%, 7/6/10                    330,154
330,145  Royal Bank of Canada, 0.23%, 1/21/11                    330,145
298,451  Bank of Nova Scotia, 0.2%, 6/1/10                       298,451
330,149  BBVA NY, 0.265%, 6/1/10                                 330,149
100,445  BNP Paribas, 0.70%, 6/4/10                              100,445
363,160  CBA Financial, 0.27%, 1/3/11                            363,160
                                                              $2,082,649
         Commercial Paper:
 43,686  Caterpillar Financial Services, 0.34%, 8/20/10       $   43,686
145,260  JDCLLP, 0.15%, 4/7/10                                   145,260
138,656  JDCLLP, 0.15%, 4/9/10                                   138,656
231,102  BCSFUN, 0.07%, 4/1/10                                   231,102
242,640  CATFIN, 0.17%, 4/16/10                                  242,640
165,011  CBAPP, 0.20%, 6/7/10                                    165,011
264,075  HNDAF, 0.17%, 5/4/10                                    264,075
 70,975  HNDAF, 0.16%, 4/22/10                                    70,975
 33,008  INDFG, 0.21%, 5/4/10                                     33,008
396,104  INDFG, 0.20%, 5/3/10                                    396,104
257,481  PARFIN, 0.25%, 4/19/10                                  257,481
330,017  WSTPAC, 0.25%, 5/27/10                                  330,017
330,136  Char FD, 0.16%, 4/7/10                                  330,136
132,024  Ciesco, 0.19%, 5/20/10                                  132,024
330,063  FASCO, 0.19%, 5/18/10                                   330,063
135,293  Kithaw, 0.16%, 5/5/10                                   135,293
198,029  Kithaw, 0.20%, 5/24/10                                  198,029
132,032  Old LLC, 0.18%, 5/11/10                                 132,032
132,037  Ranger, 0.18%, 5/3/10                                   132,037
 99,025  SRCPP, 0.19%, 5/6/10                                     99,025
252,225  SRCPP, 0.17%, 4/6/11                                    252,225
 60,918  STRAIT, 0.18%, 4/1/10                                    60,918
 64,155  STRAIT, 0.18%, 5/7/10                                    64,155
145,583  STRAIT, 0.17%, 4/26/10                                  145,583
132,013  STRAIT, 0.20%, 6/2/10                                   132,013
165,039  TB LLC, 0.19%, 5/10/10                                  165,039
165,000  TB LLC, 0.23%, 6/9/10                                   165,000
330,145  Toyota Motor Credit Corp., 0.23%, 1/10/11               330,145
 93,349  Wal Mart Stores, Inc., 0.22%, 7/1/10                     93,349
376,131  Bank of America, 0.85%, 5/12/10                         376,131
165,048  GE, 0.30%, 1/26/11                                      165,048
 99,097  GE Capital Corp., 0.43%, 8/20/10                         99,097
 35,738  GE Capital Corp., 0.35%, 10/21/10                        35,738
 35,981  GE Capital Corp., 0.31%, 10/6/10                         35,981
 36,819  John Deere Capital Corp., 0.33%, 7/16/10                 36,819
279,413  JPMorgan Chase & Co., 0.57%, 9/24/10                    279,413
299,001  CME, Inc., 0.90%, 8/6/10                                299,001
374,341  Santander, 0.30%, 7/23/10                               374,341
 70,779  US Bancorp, 0.65%, 5/6/10                                70,779
 33,041  US Bancorp, 0.66%, 6/4/10                                33,041
 50,586  US Bancorp, 0.30%, 5/28/10                               50,586
234,460  WFC, 0.70%, 1/24/11                                     234,460
132,023  WFC, 0.33%, 12/2/10                                     132,023
                                                              $7,437,539
         Tri-party Repurchase Agreements:
482,012  Deutsche Bank, 0.02%, 4/1/10                         $  482,012
990,436  RBS Securities, Inc., 0.01%, 4/1/10                     990,436
                                                              $1,472,448
 Shares
         Time Deposits:
512,257  Societe Generale, 0.12%, 4/1/10                      $512,257
         Money Market Mutual Funds:
528,232  Dreyfus Preferred Money Market Fund                  $528,232

         Total Securities Lending Collateral                  $12,033,125

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $12,033,125)                                  $12,033,125

         TOTAL INVESTMENT IN SECURITIES - 103.2%
         (Cost  $271,592,548) (a)                             $333,623,260

         OTHER ASSETS AND LIABILITIES - (3.2)%               $(10,399,499)

         TOTAL NET ASSETS - 100.0%                            $323,223,761

   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $271,592,548 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $78,652,553

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (16,621,841)

         Net unrealized gain                                  $62,030,712

  (b)    At March 31, 2010, the following securities were out on loan:

 Shares                        Security                          Value
 16,300  BHP Billiton, Ltd. (A.D.R.)                          $1,309,216
 29,200  Estee Lauder Co.                                      1,894,204
191,500  Nokia Corp. (A.D.R.)                                  2,975,910
 61,000  Nordstrom, Inc.                                       2,491,850
 44,400  T. Rowe Price Associates, Inc.                        2,438,892
 27,600  Zions BanCorporation                                   602,232
         Total                                                $11,712,303

  (c) Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                               Level 1     Level 2    Level 3    Total
Common Stocks               $321,590,135     $0        $0    $321,590,135
Temporary Cash Investments             0   11,504,893   0      11,504,893
Money market Mutual Funds        528,232      0         0         528,232
 Total                      $322,118,367  $11,504,893  $0    $333,623,260

Pioneer Real Estate Shares VCT Portfolio
Schedule of Investments  3/31/10

Shares                                                     Value

        COMMON STOCKS - 98.8 %
        Consumer Services - 1.3 %
        Hotels, Resorts & Cruise Lines - 1.3 %
15,000  Starwood Hotels & Resorts, Inc.                 $  699,600
        Total Consumer Services                         $  699,600
        Real Estate - 97.4 %
        Diversified Real Estate Activities - 0.5 %
13,900  Pebblebrook Hotel Trust, Inc. *                 $  292,317
        Diversified Real Estate Investment Trust - 9.2 %
52,000  Liberty Property Trust                          $1,764,880
32,400  Retail Opportunity Investment Corp. *              327,888
35,542  Vornado Realty Trust (b)                         2,690,529
                                                        $4,783,297
        Industrial Real Estate Investment Trust - 7.4 %
40,300  AMB Property Corp. (b)                          $1,097,772
207,000 DCT Industrial Trust, Inc. (b)                   1,082,610
50,000  Dupont Fabros Technology, Inc.                   1,079,500
39,000  First Potomac Realty Trust                         586,170
                                                        $3,846,052
        Office Real Estate Investment Trust - 14.3 %
 6,100  Alexandria Real Estate Equities, Inc. (b)       $  412,360
55,800  BioMed Property Trust, Inc. (b)                    922,932
35,100  Boston Properties, Inc.                          2,647,944
19,400  Digital Realty Trust, Inc. (b)                   1,051,480
43,500  Kilroy Realty Corp. (b)                          1,341,540
15,500  Mack-Cali Realty Corp.                             546,375
27,300  Piedmont Office Realty Trust, Inc. (b)             541,905
                                                        $7,464,536
        Residential Real Estate Investment Trust - 17.3 %
28,401  AvalonBay Communities, Inc. * (b)               $2,452,426
36,800  Camden Property Trust *                          1,531,984
 7,600  Equity Lifestyle Properties, Inc.                  409,488
89,000  Equity Residential Property Trust                3,484,350
 9,500  Essex Property Trust, Inc. (b)                     854,525
11,800  Post Properties, Inc. (b)                          259,836
                                                        $8,992,609
        Retail Real Estate Investment Trust - 24.6 %
25,500  Federal Realty Investment Trust (b)             $1,856,655
53,400  Kimco Realty Corp.                                 835,176
96,500  Kite Realty Group Trust                            456,445
30,200  National Retail Properties (b)                     689,466
11,600  Realty Income Corp. (b)                            356,004
37,200  Regency Centers Corp. (b)                        1,393,884
60,851  Simon Property Group                             5,105,399
 5,800  Taubman Centers, Inc. (b)                          231,536
49,678  The Macerich Co. (b)                             1,903,164
                                                        $12,827,729
        Specialized Real Estate Investment Trust - 24.1 %
19,300  Entertainment Properties Trust (b)              $  793,809
102,000 Extra Space Storage Inc.                         1,293,360
63,700  HCP, Inc. (b)                                    2,102,100
 9,000  HealthCare REIT, Inc. (b)                          407,070
151,208 Host Hotels & Resorts, Inc.                      2,215,197
56,000  Nationwide Health Properties, Inc.               1,968,400
61,000  Omega Healthcare Investors, Inc. (b)             1,188,890
28,000  Public Storage, Inc.                             2,575,720
                                                        $12,544,546
        Total Real Estate                               $50,751,086
PrincipaTOTAL COMMON STOCKS
Amount ((Cost  $32,270,444)                             $51,450,686

        TEMPORARY CASH INVESTMENTS - 21.6 %
        Securities Lending Collateral  - 21.6 % (c)
        Certificates of Deposit:
309,226 DnB NOR Bank ASA NY, 0.19%, 5/19/10             $  309,226
309,234 Rabobank Nederland NY, 0.19%, 7/6/10               309,234
309,226 Royal Bank of Canada, 0.23%, 1/21/11               309,226
279,540 Bank of Nova Scotia, 0.2%, 6/1/10                  279,540
309,229 BBVA NY, 0.265%, 6/1/10                            309,229
94,080  BNP Paribas, 0.70%, 6/4/10                          94,080
340,148 CBA Financial, 0.27%, 1/3/11                       340,148
                                                        $1,950,683
        Commercial Paper:
40,918  Caterpillar Financial Services, 0.34%, 8/20/10  $   40,918
136,056 JDCLLP, 0.15%, 4/7/10                              136,056
129,870 JDCLLP, 0.15%, 4/9/10                              129,870
216,458 BCSFUN, 0.07%, 4/1/10                              216,458
227,265 CATFIN, 0.17%, 4/16/10                             227,265
154,555 CBAPP, 0.20%, 6/7/10                               154,555
247,342 HNDAF, 0.17%, 5/4/10                               247,342
66,477  HNDAF, 0.16%, 4/22/10                               66,477
30,917  INDFG, 0.21%, 5/4/10                                30,917
371,005 INDFG, 0.20%, 5/3/10                               371,005
241,166 PARFIN, 0.25%, 4/19/10                             241,166
309,106 WSTPAC, 0.25%, 5/27/10                             309,106
309,218 Char FD, 0.16%, 4/7/10                             309,218
123,658 Ciesco, 0.19%, 5/20/10                             123,658
309,149 FASCO, 0.19%, 5/18/10                              309,149
126,720 Kithaw, 0.16%, 5/5/10                              126,720
185,481 Kithaw, 0.20%, 5/24/10                             185,481
123,666 Old LLC, 0.18%, 5/11/10                            123,666
123,671 Ranger, 0.18%, 5/3/10                              123,671
92,751  SRCPP, 0.19%, 5/6/10                                92,751
236,243 SRCPP, 0.17%, 4/6/11                               236,243
57,058  STRAIT, 0.18%, 4/1/10                               57,058
60,090  STRAIT, 0.18%, 5/7/10                               60,090
136,359 STRAIT, 0.17%, 4/26/10                             136,359
123,648 STRAIT, 0.20%, 6/2/10                              123,648
154,581 TB LLC, 0.19%, 5/10/10                             154,581
154,545 TB LLC, 0.23%, 6/9/10                              154,545
309,226 Toyota Motor Credit Corp., 0.23%, 1/10/11          309,226
87,434  Wal Mart Stores, Inc., 0.22%, 7/1/10                87,434
352,298 Bank of America, 0.85%, 5/12/10                    352,298
154,590 GE, 0.30%, 1/26/11                                 154,590
92,818  GE Capital Corp., 0.43%, 8/20/10                    92,818
33,474  GE Capital Corp., 0.35%, 10/21/10                   33,474
33,701  GE Capital Corp., 0.31%, 10/6/10                    33,701
34,486  John Deere Capital Corp., 0.33%, 7/16/10            34,486
261,708 JPMorgan Chase & Co., 0.57%, 9/24/10               261,708
280,055 CME, Inc., 0.90%, 8/6/10                           280,055
350,621 Santander, 0.30%, 7/23/10                          350,621
66,294  US Bancorp, 0.65%, 5/6/10                           66,294
30,947  US Bancorp, 0.66%, 6/4/10                           30,947
47,380  US Bancorp, 0.30%, 5/28/10                          47,380
219,604 WFC, 0.70%, 1/24/11                                219,604
123,657 WFC, 0.33%, 12/2/10                                123,657
                                                        $6,966,266
        Tri-party Repurchase Agreements:
451,470 Deutsche Bank, 0.02%, 4/1/10                    $  451,470
927,677 RBS Securities, Inc., 0.01%, 4/1/10                927,677
                                                        $1,379,147
Shares
        Time Deposits:
479,794 Societe Generale, 0.12%, 4/1/10                 $479,794
        Money Market Mutual Funds:
494,761 Dreyfus Preferred Money Market Fund             $494,761

        Total Securities Lending Collateral             $11,270,651
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $11,270,651)                             $11,270,651

        TOTAL INVESTMENTS IN SECURITIES - 120.4%
        (Cost  $43,541,095) (a)                         $62,721,337

        OTHER ASSETS AND LIABILITIES - (20.4)%         $(10,641,653)

        TOTAL NET ASSETS - 100.0%                       $52,079,684

   *    Non-income producing security.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $43,541,095 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost       $20,475,158

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value        (1,257,952)

        Net unrealized gain                             $19,217,206

  (b)   At March 31, 2010, the following securities were out on loan:

Shares                      Security                       Value
15,000  Alexandria Real Estate Equities, Inc.           $1,014,000
2,000   AMB Property Corp.                                54,480
60,100  AvalonBay Communities, Inc. *                    5,189,634
2,800   BioMed Property Trust, Inc.                       46,312
130,000 DCT Industrial Trust, Inc.                       679,900
51,300  Digital Realty Trust, Inc.                       2,780,460
17,500  Entertainment Properties Trust                   719,775
21,050  Essex Property Trust, Inc.                       1,893,448
10,900  Federal Realty Investment Trust                  793,629
35,600  HCP, Inc.                                        1,174,800
3,400   HealthCare REIT, Inc.                            153,782
33,800  Kilroy Realty Corp.                              1,042,392
120,679 The Macerich Co.                                 4,623,212
12,000  National Retail Properties                       273,960
14,800  Omega Healthcare Investors, Inc.                 288,452
32,000  Piedmont Office Realty Trust, Inc.               635,200
32,800  Post Properties, Inc.                            722,256
29,300  Realty Income Corp.                              899,217
85,700  Regency Centers Corp.                            3,211,179
13,900  Taubman Centers, Inc.                            554,888
15,723  Vornado Realty Trust                             1,190,231
        Total                                           $27,941,207

  (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
        31, 2010, in valuing the Fund's assets:

                               Level 1   Level 2  Level 3  Total
Preferred Stocks                   $0     $0        $0       $0
Common Stocks              51,450,686      0         0     51,450,686
Temporary Cash Investments    494,761   10,775,890   0     11,270,651
 Total                    $51,945,447  $10,775,890  $0    $62,721,337

                   Pioneer Strategic Income VCT Portfolio
                   Schedule of Investments  3/31/2010 (unaudited)
   Principal Floating
   Amount($) Rate (d)                                                    Value
                   CONVERTIBLE CORPORATE BONDS - 3.5 %
                   Energy - 0.6 %
                   Coal & Consumable Fuels - 0.4 %
     116,000       Massey Energy Co., 3.25%, 8/1/15                   $ 112,520
                   Oil & Gas Drilling - 0.1 %
     33,000        Transocean, 1.625%, 12/15/37                       $  32,876
                   Oil & Gas Exploration & Production - 0.1 %
     55,000        Chesapeake Energy, 2.5%, 5/15/37                   $  45,100
                   Total Energy                                       $ 190,496
                   Capital Goods - 0.8 %
                   Electrical Component & Equipment - 0.4 %
     104,000       General Cable Corp., 4.5%, 11/15/29                $  99,970
     35,000        SunPower Corp., 1.25%, 2/15/27                        31,500
                                                                      $ 131,470
                   Trading Companies & Distributors - 0.4 %
     87,000        WESCO International, Inc., 6.0%, 9/15/29           $ 126,585
                   Total Capital Goods                                $ 258,055
                   Transportation - 0.3 %
                   Marine - 0.3 %
     111,000       Horizon Lines, 4.25%, 8/15/12                      $  97,264
                   Total Transportation                               $  97,264
                   Health Care Equipment & Services - 0.7 %
                   Health Care Equipment - 0.4 %
     135,000       Hologic, Inc., 2.0%, 12/15/37                      $ 120,825
                   Health Care Services - 0.3 %
     114,000       Omnicare, Inc., 3.25%, 12/15/35                    $  96,473
                   Total Health Care Equipment & Services             $ 217,298
                   Pharmaceuticals & Biotechnology - 0.2 %
                   Pharmaceuticals - 0.2 %
     51,000        Mylan Labs, Inc., 1.25%, 3/15/12 (b)               $  56,610
                   Total Pharmaceuticals & Biotechnology              $  56,610
                   Banks - 0.1 %
                   Regional Banks - 0.1 %
     31,000        National City Corp., 4.0%, 2/1/11                  $  31,543
                   Total Banks                                        $  31,543
                   Technology Hardware & Equipment - 0.4 %
                   Electronic Equipment & Instruments - 0.4 %
     131,000       L-1 Identity Solutions, Inc., 3.75%, 5/15/27       $ 125,105
                   Total Technology Hardware & Equipment              $ 125,105
                   Semiconductors - 0.2 %
                   Semiconductors - 0.2 %
     50,000        Intel Corp., 3.25%, 8/1/39                         $  59,938
                   Total Semiconductors                               $  59,938
                   Telecommunication Services - 0.3 %
                   Wireless Telecommunication Services - 0.3 %
     102,000       NII Holdings, 3.125%, 6/15/12                      $  96,263
                   Total Telecommunication Services                   $  96,263
                   TOTAL CONVERTIBLE CORPORATE BONDS                  $1,132,572
                   (Cost  $848,603)
     Shares
                   PREFERRED STOCKS - 0.9 %
                   Diversified Financials - 0.5 %
                   Diversified Financial Services - 0.5 %
     165           Bank of America Corp., 7.25%, 12/31/49             $ 160,881
                   Total Diversified Financials                       $ 160,881
                   Real Estate - 0.4 %
                   Real Estate Operating Companies - 0.4 %
     2,331         Forest City Enterprises, Inc., 7.0%, 12/31/49 *    $ 135,198
                   Total Real Estate                                  $ 135,198
                   TOTAL PREFERRED STOCKS                             $ 296,079
                   (Cost  $238,184)

                   COMMON STOCKS - 1.0 %
                   Materials - 0.2 %
                   Commodity Chemicals - 0.2 %
     3,504         Georgia Gulf Corp. *                               $  64,789
                   Forest Products - 0.0 %
     3,450         Ainsworth Lumber Co., Ltd. *                       $  8,430
                   Total Materials                                    $  73,219
                   Transportation - 0.1 %
                   Airlines - 0.1 %
     1,222         Delta Air Lines, Inc. *                            $  17,829
                   Total Transportation                               $  17,829
                   Automobiles & Components - 0.2 %
                   Auto Parts & Equipment - 0.2 %
     953           Lear Corp. *                                       $  75,621
                   Total Automobiles & Components                     $  75,621
                   Diversified Financials - 0.2 %
                   Asset Management & Custody Banks - 0.2 %
     1,776         Legg Mason, Inc.                                   $  50,918
                   Total Diversified Financials                       $  50,918
                   Real Estate - 0.3 %
                   Real Estate Development - 0.3 %
     53,392        Newhall Land Development LLC *                     $  98,775
                   Total Real Estate                                  $  98,775
                   TOTAL COMMON STOCKS                                $ 316,362
                   (Cost  $212,349)
     Principal
     Amount ($)
                   ASSET BACKED SECURITIES - 4.5 %
                   Energy - 0.1 %
                   Intergrated Oil & Gas - 0.1 %
     35,587        PF Export Receivable Master Trust, 6.436%, 6/1/15 ($  37,722
                   Total Energy                                       $  37,722
                   Consumer Services - 0.3 %
                   Restaurants - 0.3 %
     99,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (1$  89,187
                   Total Consumer Services                            $  89,187
                   Food & Drug Retailing - 0.3 %
                   Food Retail - 0.3 %
     118,000       Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $ 100,300
                   Total Food & Drug Retailing                        $ 100,300
                   Transportation - 0.0 %
                   Airlines - 0.0 %
     10,603        Delta Airlines, Inc., 7.779%, 1/2/12               $  10,285
                   Total Transportation                               $  10,285
                   Banks - 2.9 %
                   Diversified Banks - 0.1 %
     30,098   0.58 Wells Fargo Home Equity Trust, Floating Rate Note, $  28,221
                   Thrifts & Mortgage Finance - 2.8 %
     37,960   1.15 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34      $  27,175
     92,346   2.72 Aegis Asset Backed Securities Floating Rate Note, 1/  55,991
     100,000  0.33 Carrington Mortgage Loan Trust, Floating Rate Note,   82,484
     24,644   0.35 Carrington Mortgage Loan Trust, Floating Rate Note,   22,427
     17,011   0.37 Carrington Mortgage Loan Trust, Floating Rate Note,   16,094
     12,324   0.35 Citigroup Mortgage Loan Trust Floating Rate Note, 1   12,207
     31,400   0.40 CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36      22,478
     11,580        Countrywide Asset Backed Certificates, 0.35125%, 2/   11,105
     60,000   0.74 Countrywide Asset Backed Certificates, Floating Rat   55,073
     27,000   0.65 Countrywide Asset Backed Certificates, Floating Rat   23,700
     52,957   0.67 Countrywide Asset Backed Certificates, Floating Rat   51,625
     21,923   0.34 Credit-Based Asset Servicing, Floating Rate Note, 4   18,433
     50,000   5.68 CWL 2006-15 A2, Floating Rate Note, 10/25/46          49,110
     35,008        FBR Securitization Trust, 2.76188%, 9/25/35           33,259
     52,868   0.53 First Franklin Mortgage Loan Asset Backed Certifica   50,962
     17,000   0.68 First Franklin Mortgage Loan Asset Backed Certifica   15,941
     3,480    0.79 First Franklin Mortgage Loan Asset Backed Certifica   3,228
     7,430    0.36 Fremont Home Loan Trust, Floating Rate Note, 2/25/3   7,340
     7,211    0.51 GSAMP Trust, Floating Rate Note, 11/25/35             7,140
     18,856   0.68 GSAMP Trust, Floating Rate Note, 3/25/35              18,440
     21,087   0.51 Home Equity Asset Trust, Floating Rate Note, 12/25/3  18,429
     14,494   0.49 JPMorgan Mortgage Acquisition, Floating Rate Note, 1  13,157
     51,128   0.60 Lehman XS Trust, Floating Rate Note, 12/25/35         14,332
     14,053        Master Asset Backed Securities Trust, 0.67375%, 5/25  13,363
     17,634   0.31 Morgan Stanley ABS Capital I, Floating Rate Note, 1   16,667
     10,432        Morgan Stanley Capital Trust, 0.57125%, 8/25/36       10,245
     50,000   0.60 Novastar Home Equity Loan, Floating Rate Note, 1/25/  37,146
     23,131   0.37 Option One Mortgage Loan Trust, Floating Rate Note,   22,457
     5,183    0.34 Option One Mortgage Trust, Floating Rate Note, 5/25   5,014
     33,000   0.67 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35         26,529
     23,761   0.50 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37        22,090
     4,017         Realkredit Danmark, 7.0%, 10/1/32                      795
     67,523        Saxon Asset Securities, 0.34594%, 11/25/36            63,573
     21,960        Specialty Underwriting & Residential Finance, 0.4962  19,678
     23,636   0.37 SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37         22,703
                                                                      $ 890,390
                   Total Banks                                        $ 918,611
                   Telecommunication Services - 0.9 %
                   Wireless Telecommunication Services - 0.9 %
     63,000        American Tower Trust, 5.9568%, 4/15/14             $  66,308
     35,000        Crown Castle Towers LLC, 5.4696%, 11/15/36            37,013
     90,000        Crown Castle Towers LLC, 5.7724%, 11/15/36            95,175
     90,000        GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)         89,665
                                                                      $ 288,161
                   Total Telecommunication Services                   $ 288,161
                   TOTAL ASSET BACKED SECURITIES                      $1,444,266
                   (Cost  $1,150,869)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7 %
                   Materials - 0.4 %
                   Forest Products - 0.4 %
     121,000       TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)           $ 115,253
                   Total Materials                                    $ 115,253
                   Banks - 6.2 %
                   Thrifts & Mortgage Finance - 6.2 %
     68,094        Banc of America Alternative Loan Trust, 5.5%, 9/25/$  68,360
     37,095        Banc of America Comm, 4.05%, 11/10/38                 37,419
     39,018   5.13 Banc of America Mortgage Securities, Floating Rate    37,264
     74,795        Banc of America Mortgage, 4.75%, 10/25/20             73,671
     41,872        Bayview Commercial Asset, 0.67375%, 4/25/34           32,674
     60,000   5.00 BCAP LLC 2006-RR1 PB, Floating Rate Note, 11/25/36    59,554
     25,000        BCAP LLC Trust, 5.0%, 11/25/36                        24,664
     20,739        Chase Commercial Mortgage Securities Corp., 8.415%,   20,663
     66,223        Chase Mortgage Finance Corp., 5.5%, 5/25/37           60,894
     46,000        Citicorp Mortgage Securities, 5.5%, 4/25/35           45,187
     50,000        Citigroup Commercial Mortgage, 4.639%, 5/15/43        51,405
     32,954        Countrywide Alternative Loan Trust, 3.53688%, 10/25   18,519
     66,974        Countrywide Alternative Loan Trust, 5.0%, 8/25/19     66,618
     44,420        Countrywide Alternative Loan Trust, 5.5%, 4/25/34     43,505
     22,032   0.60 Countrywide Alternative Loan Trust, Floating Rate N   13,172
     61,368        Countrywide Home Loans, 4.5%, 9/25/35                 50,109
     1,204    3.76 Countrywide Home Loans, Floating Rate Note, 9/25/33   1,116
     86,714        CWALT2004-3T1 A3, 5.0%, 5/25/34                       83,353
     30,202   0.61 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45      10,460
     56,928        GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33        58,289
     71,625   0.65 Impac CMB Trust, Floating Rate Note, 11/25/35         58,123
     9,978    0.89 Impac CMB Trust, Floating Rate Note, 9/25/34          6,888
     38,525   0.60 Impac Securities Assets Corp., Floating Rate Note,    30,856
     3,454    0.85 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34         1,776
     47,825        JPMorgan Alternative Loan Trust, 6.0%, 3/25/36        33,976
     59,923        JPMorgan Chase Commercial Mortgage, 4.79%, 10/15/42   60,210
     83,940        JPMorgan Mortgage Trust, 6.0%, 8/25/34                76,569
     31,332   4.94 JPMorgan Mortgage Trust, Floating Rate Note, 11/25/   30,245
     52,929   1.51 Luminent Mortgage Trust, Floating Rate Note, 7/25/3   5,216
     44,790        Master Alternative Loans Trust, 5.5%, 10/25/19        44,545
     17,540        Master Alternative Loans Trust, 5.5%, 8/25/24         17,005
     102,272       Master Alternative Loans Trust, 6.0%, 7/25/34         88,178
     23,456        Master Asset Securitization Trust, 5.5%, 11/25/33     23,823
     55,084        Merrill Lynch Mortgage Trust, 4.556%, 6/12/43         55,181
     32,649        Residential Accredit Loans, Inc., 5.0%, 3/25/19       31,823
     78,709        Residential Accredit Loans, Inc., 5.0%, 8/25/18       75,142
     36,000        SBA CMBS Trust, 6.904%, 11/15/36                      37,710
     17,944   0.56 Structured Asset Mortgage Investments, Inc., Floati   10,393
     42,586   5.36 Structured Asset Securities, Floating Rate Note, 5/   40,983
     75,000        Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35    76,525
     24,934        WAMU Mortgage Pass-Through Certificates, 4.82069%,    24,578
     14,175   0.64 WAMU Mortgage Pass-Through Certificates, Floating R   9,576
     61,776   0.48 WAMU Mortgage Pass-Through Certificates, Floating R   49,282
     54,400        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25   55,086
     45,996        Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/   44,510
     73,947        Wells Fargo Mortgage Backed Securities, 5.25%, 8/25   72,671
     21,106        Wells Fargo Mortgage Backed Securities, 5.5%, 10/25   20,206
     39,787        Wells Fargo Mortgage Backed Securities, 5.5%, 11/25   38,122
     40,704   2.95 Wells Fargo Mortgage Backed Securities, Floating Ra   36,837
                                                                      $2,012,931
                   Total Banks                                        $2,012,931
                   Government - 0.1 %
     17,047        Fannie Mae Remics, 0.58125%, 2/25/21               $  17,017
                   Total Government                                   $  17,017
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $2,145,201
                   (Cost  $2,378,319)

                   CORPORATE BONDS - 52.5 %
                   Energy - 9.5 %
                   Coal & Consumable Fuels - 1.3 %
     100,000       Adaro Indonesia PT, 7.625%, 10/22/19               $ 103,880
     100,000       Bumi Capital Pte, Ltd., 12.0%, 11/10/16              109,250
     50,000        Consol Energy, Inc., 8.0%, 4/1/17 (144A)              51,375
     100,000       Drummond Co, Inc., 9.0%, 10/15/14 (144A)             103,000
     50,000        International Coal Group, 9.125%, 4/1/18              50,750
                                                                      $ 418,255
                   Integrated Oil & Gas - 0.5 %
     125,000       Petrobras International Finance Co., 7.875%, 3/15/1$ 146,195
                   Oil & Gas Drilling - 0.8 %
     67,782        DDI Holdings AS, 9.3%, 1/19/12 (144A)              $  65,410
     19,923        DDI Holdings AS, 9.3%, 4/23/12 (144A)                 19,124
     50,000        Parker Drilling Co., 9.125%, 4/1/18 (144A)            51,188
     124,000       Transocean Sedco, 1.5%, 12/15/37                     121,055
                                                                      $ 256,777
                   Oil & Gas Equipment & Services - 0.5 %
     65,000        Complete Production Service, 8.0%, 12/15/16        $  64,350
     66,000        Weatherford International, Ltd., 9.625%, 3/1/19       83,514
                                                                      $ 147,864
                   Oil & Gas Exploration & Production - 3.5 %
     48,000        Canadian Natural Resources, 5.9%, 2/1/18           $  51,948
     17,000        Denbury Resources, Inc., 9.75%, 3/1/16                18,700
     22,983        Gazprom International SA, 7.201%, 2/1/20              24,420
     63,842        Gazprom International SA, 7.201%, 2/1/20 (144A)       67,832
     95,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)                 93,813
     50,000        Linn Energy LLC  8.625%, 4/15/20 (144A)               50,063
     100,000       Pacific Rubiales Energy, 8.75%, 11/10/16             108,500
     75,000        PetroHawk Energy Corp., 9.125%, 7/15/13               78,281
     50,000        Plains Exploration & Production, 8.625%, 10/15/19     53,000
     78,000        Quicksilver Resources, Inc., 7.125%, 4/1/16           74,100
     100,000       Range Resources Corp., 7.5%, 5/15/16                 103,000
     91,000        SandRidge Energy, Inc., 8.625, 4/1/15                 88,498
     35,000        Talisman Energy, 7.75%, 6/1/19                        41,704
     142,909       Tengizchevroil Finance Co., 6.124%, 11/15/14 (144A)  152,455
     100,000       TNK-BP Finance SA, 7.25%, 2/2/20                     104,250
                                                                      $1,110,564
                   Oil & Gas Refining & Marketing - 0.5 %
     66,000        Spectra Energy Capital, 6.2%, 4/15/18              $  71,172
     70,000        Valero Energy Corp., 9.375%, 3/15/19                  83,338
                                                                      $ 154,510
                   Oil & Gas Storage & Transporation - 2.5 %
     35,000        Buckeye Partners LP, 6.05%, 1/15/18                $  37,166
     10,000        Copano Energy LLC, 8.125%, 3/1/16                     10,138
     73,000        DCP Midstream, 9.75%, 3/15/19                         93,584
     50,000        Enterprise Products Operating, 7.0%, 6/1/67           45,875
     56,000        Enterprise Products, Floating Rate Note, 8/1/66       56,840
     91,000        Kinder Morgan Energy, 5.95%, 2/15/18                  97,602
     100,000       Markwest Energy Partners, 8.75%, 4/15/18             102,625
     83,000        Plains All America Pipeline, 6.125%, 1/15/17          89,128
     99,000        Questar Pipeline Co., 5.83%, 2/1/18                  102,885
     151,000       Southern Union Co., 7.2%, 11/1/66                    140,053
     35,000        Spectra Energy Capital LLC, 6.75%, 7/15/18            37,887
                                                                      $ 813,783
                   Total Energy                                       $3,047,948
                   Materials - 4.3 %
                   Aluminum - 0.2 %
     68,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)      $  8,160
     28,609   6.83 Noranda Aluminum Acquisition, Floating Rate Note, 5   22,744
     46,000        Novelis, Inc., 7.25%, 2/15/15                         44,390
                                                                      $  75,294
                   Commodity Chemicals - 0.3 %
     100,000       Nova Chemicals Corp., 8.375%, 11/1/16 (144A)       $ 102,750
                   Construction Materials - 0.4 %
     15,000        Holcim, Ltd., 6.0%, 12/30/19 (144A)                $  15,577
     100,000       Voto-Votorantim Over, 6.625%, 9/25/19                100,250
                                                                      $ 115,827
                   Diversified Chemical - 0.1 %
EURO 25,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)   $  26,513
                   Diversified Metals & Mining - 1.2 %
     76,000   5.88 Freeport-McMoran Copper & Gold, Floating Rate Note,$  76,760
     100,000       Prime Dig Pte, Ltd., 11.75%, 11/3/14                 108,250
     66,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                  79,530
     100,000       Vedenta Resources Plc, 9.5%, 7/18/18 (144A)          110,500
                                                                      $ 375,040
                   Fertilizers & Agricultural Chemicals - 0.3 %
     108,000       Agrium, Inc., 6.75%, 1/15/19                       $ 119,640
                   Paper Packaging - 0.3 %
     35,000        Graham Packaging Co., 8.25%, 1/1/17                $  35,263
     68,000        Graphic Packaging Co., 9.5%, 8/15/13                  69,700
                                                                      $ 104,963
                   Precious Metals & Minerals - 0.3 %
     100,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A)         $ 109,000
                   Specialty Chemicals - 0.3 %
     17,000        Arco Chemical Co., 9.8%, 2/1/20                    $  11,900
     65,000        Cytec Industries, Inc., 8.95%, 7/1/17                 78,450
                                                                      $  90,350
                   Steel - 0.8 %
     70,000        Allegheny Technologies, Inc., 9.375%, 6/1/19       $  81,447
     75,000        ArcelorMittal, 6.125%, 6/1/18                         78,728
     30,000        Commercial Metals Co., 7.35%, 8/15/18                 31,562
     65,000        Steel Dynamics, Inc., 7.625%, 3/15/20 (144A)          66,625
                                                                      $ 258,362
                   Total Materials                                    $1,377,739
                   Capital Goods - 4.9 %
                   Aerospace & Defense - 0.8 %
     83,000        Aeroflex, Inc., 11.75%, 2/15/15                    $  88,810
     75,000        BE Aerospace, Inc., 8.5%, 7/1/18                      80,063
     30,000        DigitalGlobe, Inc., 10.5%, 5/1/14                     32,325
     68,000        Esterline Technology, 7.75%, 6/15/13                  69,020
                                                                      $ 270,218
                   Building Products - 0.8 %
     71,000        Building Materials Corp., 7.5%, 3/15/20            $  70,823
     50,000   6.28 C10 EUR Capital SPV, Ltd. BVI, 6.277%, 5/29/49        44,245
     100,000  6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49   71,009
     85,000        Masco Corp., 7.125%, 3/15/20                          85,865
                                                                      $ 271,942
                   Construction & Engineering - 0.2 %
     53,000        Dycom Industries, 8.125%, 10/15/15                 $  49,290
                   Construction & Farm Machinery & Heavy Trucks - 0.6 %
     61,000        American Railcar, 7.5%, 3/1/14                     $  58,255
     43,000        Commercial Vehicle Group, 8.0%, 7/1/13                34,400
     22,000        Cummins, Inc., 6.75%, 2/15/27                         20,998
     89,000        Greenbrier Co., Inc., 8.375%, 5/15/15                 80,990
     10,000        Volvo Treasury AB, 5.95%, 4/1/15                      10,189
                                                                      $ 204,832
                   Electrical Component & Equipment - 0.5 %
     56,000        Baldor Electric, 8.625%, 2/15/17                   $  59,220
     70,000        Belden CDT, Inc., 7.0%, 3/15/17                       68,950
     50,000        Coleman Cable, Inc., 9.0%, 2/15/18 (144A)             50,500
                                                                      $ 178,670
                   Industrial Conglomerates - 0.2 %
     68,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14       $  60,010
     13,000        Tyco International Finance SA, 8.5%, 1/15/19          16,122
                                                                      $  76,132
                   Industrial Machinery - 0.7 %
     63,000        Industrias Metalurgicas Pescar, 11.25%, 10/22/14   $  59,456
     50,000        Ingersoll-Rand Global Holdings, 9.5%, 4/15/14         60,627
     99,000        Mueller Water Products, 7.375%, 6/1/17                89,348
                                                                      $ 209,431
                   Trading Companies & Distributors - 1.0 %
     52,000        Ace Hardware Corp., 9.125%, 6/1/16 (144A)          $  55,770
     124,000       GATX Financial Corp., 6.0%, 2/15/18                  123,598
     136,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)           139,488
                                                                      $ 318,856
                   Total Capital Goods                                $1,579,371
                   Commercial Services & Supplies - 0.5 %
                   Environmental & Facilities Services - 0.0 %
     31,000        Aleris International, Inc., 9.0%, 12/15/14         $   271
                   Logistics - 0.5 %
     65,000        Ceva Group Plc, 11.5%, 4/1/18 (144A)               $  67,438
EURO 70,000        Ceva Group Plc, 8.5%, 12/1/14 (144A)                  87,950
                                                                      $ 155,388
                   Total Commercial Services & Supplies               $ 155,659
                   Transportation - 0.7 %
                   Marine Ports & Services - 0.2 %
     119,000       Oceanografia SA de CV, 11.25%, 7/15/15             $  73,721
                   Railroads - 0.5 %
     46,000        Burlington Santa Fe Corp., 5.75%, 3/15/18          $  49,239
     75,000        Kansas City Southern Railway, 8.0%, 6/1/15            78,281
     22,000        Union Pacific Corp., 7.875%, 1/15/19                  26,431
                                                                      $ 153,951
                   Total Transportation                               $ 227,672
                   Automobiles & Components - 0.9 %
                   Auto Parts & Equipment - 0.5 %
     51,000        Allison Transmission, 11.0%, 11/1/15 (144A) (b)    $  54,315
     101,000       TRW Automotive, Inc., 7.25%, 3/15/17                  97,465
                                                                      $ 151,780
                   Automobile Manufacturers - 0.4 %
     135,000       Hyundai Capital Services, Inc., 6.0%, 5/5/15       $ 141,663
                   Total Automobiles & Components                     $ 293,443
                   Consumer Durables & Apparel - 1.5 %
                   Homebuilding - 0.6 %
     80,000        Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144$  84,600
     105,000       Meritage Homes Corp., 6.25%, 3/15/15                 100,800
     18,000        Urbi Desarrollos Urb, 9.5%, 1/21/20                   19,485
                                                                      $ 204,885
                   Household Appliances - 0.7 %
     110,000       Controladora Mabe Sa CV, 7.875%, 10/28/19          $ 116,050
     93,000        Whirlpool Corp., 5.5%, 3/1/13                         97,347
                                                                      $ 213,397
                   Housewares & Specialties - 0.2 %
     66,000        Yankee Acquisition Corp., 9.75%, 2/15/17           $  68,145
                   Total Consumer Durables & Apparel                  $ 486,427
                   Consumer Services - 1.5 %
                   Casinos & Gaming - 1.5 %
     103,000       Codere Finance SA, 8.25%, 6/15/15 (144A)           $ 136,370
EURO 108,000  8.25 Lottomatica S.p.A., Floating Rate Note, 3/31/66 (14  149,921
     35,000        Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)      8,750
     50,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)          64,341
     25,000        Scientific Games International, Inc., 9.25%, 6/15/1   26,438
     83,000        Scientific Games International, Inc., 9.25%, 6/15/1   88,084
     55,000        Station Casinos, Inc., 6.625%, 3/15/18                  69
                                                                      $ 473,973
                   Total Consumer Services                            $ 473,973
                   Media - 1.4 %
                   Advertising - 0.1 %
     50,000        Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18       $  50,375
                   Broadcasting - 1.1 %
     46,000        Hughes Network System, 9.5%, 4/15/14               $  47,265
     20,000        News America, Inc., 5.65%, 8/15/20                    21,073
     149,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13       151,235
     25,000        Telesat Canada/Telesat LLC, 12.5%, 11/1/17            28,750
     125,175       Univision Communications, 9.75%, 3/15/15 (144A) PIK  107,963
                                                                      $ 356,286
                   Cable & Satellite - 0.1 %
     17,000        Time Warner Cable, Inc., 8.25%, 4/1/19             $  20,571
     12,000        Time Warner Cable, Inc., 8.75%, 2/14/19               14,882
                                                                      $  35,453
                   Total Media                                        $ 442,114
                   Retailing - 1.0 %
                   Apparel Retail - 0.3 %
     30,000        Brown Shoe Co., Inc., 8.75%, 5/1/12                $  30,600
     50,000   8.21 Edcon Proprietary, Ltd., Floating Rate Note, 6/15/1   51,507
                                                                      $  82,107
                   Automotive Retail - 0.1 %
     47,000        Sonic Automotive, Inc., 9.0%, 3/15/18 (144A)       $  48,175
                   Catalog Retail - 0.1 %
     30,000        QVC, Inc., 7.375%, 10/15/20 (144A)                 $  30,150
                   Internet Retail - 0.5 %
     143,000       Ticketmaster, 10.75%, 8/1/16                       $ 159,445
                   Total Retailing                                    $ 319,877
                   Food, Beverage & Tobacco - 1.2 %
                   Brewers - 0.8 %
     71,000        Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19$  84,446
     68,000        Cerveceria Nacio, 8.0%, 3/27/14 (144A)                70,720
     26,000        Cia Brasileira de Bebida, 10.5%, 12/15/11             29,835
     73,000        Cia Brasileira de Bebida, 8.75%, 9/15/13              86,231
                                                                      $ 271,232
                   Tobacco - 0.4 %
     115,000       Alliance One International, Inc., 10.0%, 7/15/16   $ 120,175
                   Total Food, Beverage & Tobacco                     $ 391,407
                   Health Care Equipment & Services - 1.5 %
                   Health Care Facilities - 0.4 %
     127,277       HCA, Inc., 9.625%, 11/15/16                        $ 136,345
                   Health Care Services - 0.3 %
     100,000       Dasa Finance Corp., 8.75%, 5/29/18 (144A)          $ 107,000
                   Health Care Supplies - 0.6 %
     171,000       Biomet, Inc., 10.375%, 10/15/17                    $ 188,100
                   Managed Health Care - 0.1 %
     50,000        United Health Group, 4.875%, 2/15/13               $  53,472
                   Total Health Care Equipment & Services             $ 484,917
                   Pharmaceuticals & Biotechnology - 0.4 %
                   Biotechnology - 0.4 %
     123,000       Biogen Idec, Inc., 6.0%, 3/1/13                    $ 133,028
                   Total Pharmaceuticals & Biotechnology              $ 133,028
                   Banks - 4.8 %
                   Diversified Banks - 2.2 %
     53,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)                $  55,783
     100,000       Credit Agricole SA, 8.375%, 12/13/49                 108,250
     175,000       International Bank Recon & Development, 5.75%, 10/2  154,201
     217,000       JPMorgan Chase & Co., 7.9%, 4/29/49                  231,333
     350,000       Rabobank Nederland NV, 0.0%, 3/3/15                  138,267
     25,000        Wachovia Corp., 5.75%, 6/15/17                        26,623
                                                                      $ 714,457
                   Regional Banks - 2.6 %
     70,000        KeyBank NA, 5.8%, 7/1/14                           $  71,592
     50,000        Keycorp, 6.5%, 5/14/13                                53,395
     53,000        Mellon Funding Corp., 5.5%, 11/15/18                  54,813
     86,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49        89,037
     140,000       State Street Capital, 8.25%, 3/15/42                 144,901
     175,000       US Bancorp, 6.189%, 4/15/49                          149,625
     125,000       Wachovia Cap Trust III, 5.8%, 3/15/42                105,938
     165,000  7.70 Wells Fargo & Co., Floating Rate Note, 12/29/49      170,363
                                                                      $ 839,664
                   Total Banks                                        $1,554,121
                   Diversified Financials - 3.5 %
                   Asset Management & Custody Banks - 0.1 %
     44,000        Janus Capital Group, Inc., 6.95%, 6/15/17          $  43,746
                   Consumer Finance - 0.7 %
     118,000       American General Finance, 6.9%, 12/15/17           $ 103,357
     20,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)   20,050
     106,000  4.00 SLM Corp., Floating Rate Note, 7/25/14                92,315
                                                                      $ 215,722
                   Diversified Financial Services - 0.5 %
     100,000       Capital One Capital V, 10.25%, 8/15/39             $ 118,469
                   Investment Banking & Brokerage - 1.9 %
     121,000       Cantor Fitzgerald LP, 7.875%, 10/15/19             $ 121,260
     220,000  5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49  186,450
     75,000        Macquarie Group, Ltd., 6.0%, 1/14/20                  74,811
     73,000        Merrill Lynch & Co., 5.45%, 2/5/13                    77,235
     111,000       Morgan Stanley Dean Witter, 6.625%, 4/1/18           118,390
     30,000        TD Ameritrade Holding Corp., 5.6%, 12/1/19            30,308
                                                                      $ 608,454
                   Specialized Finance - 0.4 %
     146,000  7.68 NCO Group, Inc., Floating Rate Note, 11/15/13      $ 124,830
                   Total Diversified Financials                       $1,111,221
                   Insurance - 3.7 %
                   Insurance Brokers - 0.4 %
     8,000         Hub International Holdings, 10.25%, 6/15/15 (144A) $  7,660
     133,000  6.68 USI Holdings Corp., Floating Rate Note, 11/15/14     113,383
                                                                      $ 121,043
                   Life & Health Insurance - 2.0 %
     80,000        Delphi Financial Group, Inc., 7.875%, 1/31/20      $  82,602
     137,000       Lincoln National Corp., 6.05%, 4/20/67               114,053
     40,000        Lincoln National Corp., 8.75%, 7/1/19                 48,911
     100,000       MetLife, Inc., 10.75%, 8/1/39                        128,895
     110,000       Protective Life Corp., 7.375%, 10/15/19              116,843
     70,000        Prudential Financial, Inc., 5.15%, 1/15/13            74,273
     10,000        Prudential Financial, Inc., 6.2%, 1/15/15             10,916
     50,000        Prudential Financial, Inc., 8.875%, 6/15/38           56,125
                                                                      $ 632,618
                   Multi-Line Insurance - 0.5 %
     123,000       Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $ 104,859
     26,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)            28,326
     22,000  10.75 Liberty Mutual Group, Floating Rate Note, 6/15/58 (   24,640
                                                                      $ 157,825
                   Property & Casualty Insurance - 0.4 %
     25,000        Hanover Insurance Group, Inc., 7.5%, 3/1/20        $  25,641
     129,000       Hanover Insurance Group, Inc., 7.625%, 10/15/25      123,822
                                                                      $ 149,463
                   Reinsurance - 0.4 %
     121,000       Platinum Underwriters HD, 7.5%, 6/1/17             $ 130,044
                   Total Insurance                                    $1,190,993
                   Real Estate - 2.7 %
                   Diversified Real Estate Activities - 0.3 %
     99,000        WEA Finance LLC, 7.125%, 4/15/18                   $ 107,102
                   Diversified Real Estate Investment Trusts - 0.5 %
     130,000       Dexus Finance Pty, Ltd., 7.125%, 10/15/14          $ 140,190
     20,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)        19,557
                                                                      $ 159,747
                   Office Real Estate Investment Trusts - 0.1 %
     60,000        Mack-Cali Realty LP, 5.125%, 1/15/15               $  59,002
                   Real Estate Operating Companies - 0.0 %
     13,040   8.68 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)$  7,156
                   Retail Real Estate Investment Trusts - 0.6 %
     80,000        Developers Diversified Realty, 7.5%, 4/1/17        $  80,934
     123,000       Trustreet Properties, Inc., 7.5%, 4/1/15             126,745
                                                                      $ 207,679
                   Specialized Real Estate Investment Trusts - 1.0 %
     105,000       Health Care REIT, Inc., 6.2%, 6/1/16               $ 111,839
     100,000       Hospitality Properties Trust, 7.875%, 8/15/14        107,393
     30,000        Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)    31,132
     65,000        Ventas Realty LP/V, 6.5%, 6/1/16                      66,423
                                                                      $ 316,787
                   Total Real Estate                                  $ 857,473
                   Software & Services - 0.5 %
                   Internet Software & Services - 0.3 %
     75,000        Terremark Worldwide, Inc., 12.0%, 6/15/17          $  86,250
                   IT Consulting & Other Services - 0.2 %
     55,000        Sungard Data Systesm, Inc., 10.625%, 5/15/15       $  59,950
                   Total Software & Services                          $ 146,200
                   Technology Hardware & Equipment - 0.1 %
                   Electronic Equipment & Instruments - 0.1 %
     25,000        Agilent Technologies, Inc., 5.5%, 9/14/15          $  26,799
                   Total Technology Hardware & Equipment              $  26,799
                   Semiconductors - 0.3 %
                   Semiconductor Equipment - 0.3 %
     76,000        Klac Instruments Corp 6.9%, 5/1/18                 $  82,443
                   Total Semiconductors                               $  82,443
                   Telecommunication Services - 4.4 %
                   Alternative Carriers - 0.5 %
     60,000        Global Crossing, Ltd., 12.0%, 9/15/15 (144A)       $  66,600
     100,000       PAETEC Holdings, 8.875%, 6/30/17 (144A)              102,750
                                                                      $ 169,350
                   Integrated Telecommunication Services - 1.3 %
     65,000        Cincinnati Bell, Inc., 8.25%, 10/15/17             $  65,813
     77,000        Cincinnati Bell, Inc., 8.75%, 3/15/18                 77,674
     58,000        Embarq Corp., 7.082%, 6/1/16                          63,171
     68,000        Mastec, Inc., 7.625%, 2/1/17                          66,045
     60,000        Qtel International FIN, Ltd., 6.5%, 6/10/14           65,113
     75,000        Windstream Corp., 8.625%, 8/1/16                      76,688
                                                                      $ 414,504
                   Wireless Telecommunication Services - 2.6 %
     127,000       Cricket Communications, Inc., 9.375%, 11/1/14 (b)  $ 129,223
     100,000       Digicel, Ltd., 8.25%, 9/1/17 (144A)                   99,000
     150,000       Metropcs Wireless, Inc., 9.25%, 11/1/14              152,625
     50,000        New Communications Holdings, 8.5%, 4/15/20            50,375
     60,000        New Communications Holdings, 8.75%, 4/15/22           60,000
     80,000        NII Capital Corp., 8.875%, 12/15/19 (144A)            82,800
     150,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)         156,563
     100,000       Vip Fin, 9.125%, 4/30/18 (144A)                      112,875
                                                                      $ 843,461
                   Total Telecommunication Services                   $1,427,315
                   Utilities - 3.2 %
                   Electric Utilities - 1.2 %
     33,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/$  37,520
     60,000        Commonwealth Edison Co., 6.95%, 7/15/18               66,205
     50,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)     50,811
     25,000        Public Service of New Mexico, 7.95%, 5/15/18          26,082
     125,000       Public Service of New Mexico, 9.25%, 5/15/15         132,969
     83,000        West Penn Power Co., 5.95%, 12/15/17                  84,876
                                                                      $ 398,463
                   Gas Utilities - 0.4 %
     31,000        Inergy LP, 8.25%, 3/1/16                           $  31,930
     86,000        Transportadora De Gas del Sur, 7.875%, 5/14/17 (144   81,593
                                                                      $ 113,523
                   Independent Power Producer & Energy Traders - 1.1 %
     131,488       Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A$ 124,234
     109,000       Intergen NV, 9.0%, 6/30/17                           112,270
     38,589        Juniper Generation, 6.79%, 12/31/14 (144A)            35,825
     100,000       Korea Gas Corp., 6.0%, 7/15/14 (144A)                108,763
                                                                      $ 381,092
                   Multi-Utilities - 0.4 %
     141,653       Ormat Funding Corp., 8.25%, 12/30/20               $ 135,987
                   Total Utilities                                    $1,029,065
                   TOTAL CORPORATE BONDS                             $16,839,205
                   (Cost  $15,849,391)

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.6 %
     52,167        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21       55,312
     7,704         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34        8,001
     26,106        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35        27,030
     4,796         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16       5,168
     2,258         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33        2,455
     31,918        Federal Home Loan Mortgage Corp., 6.0%, 6/1/17        34,578
     57,277        Federal National Mortgage Association, 4.0%, 7/1/18   59,417
     32,824        Federal National Mortgage Association, 4.5%, 3/1/35   33,141
     500,000       Federal National Mortgage Association, 4.5%, 30 Year 501,094
     98,166        Federal National Mortgage Association, 5.0%, 10/1/2  104,452
     35,419        Federal National Mortgage Association, 5.0%, 10/1/2   37,687
     122,462       Federal National Mortgage Association, 5.0%, 12/1/2  129,729
     29,001        Federal National Mortgage Association, 5.0%, 2/1/20   30,858
     51,251        Federal National Mortgage Association, 5.0%, 2/1/22   54,132
     114,637       Federal National Mortgage Association, 5.0%, 6/1/22  121,082
     45,280        Federal National Mortgage Association, 5.5%, 5/1/34   47,955
     821           Federal National Mortgage Association, 6.0%, 11/1/3    892
     1,408         Federal National Mortgage Association, 6.0%, 12/1/3   1,532
     1,524         Federal National Mortgage Association, 6.0%, 2/1/32   1,658
     158,312       Federal National Mortgage Association, 6.0%, 7/1/37  168,432
     634           Federal National Mortgage Association, 6.5%, 10/1/3    701
     1,446         Federal National Mortgage Association, 6.5%, 2/1/32   1,597
     220           Federal National Mortgage Association, 6.5%, 7/1/31    243
     246           Federal National Mortgage Association, 7.0%, 9/1/29    276
     104,969       Government National Mortgage Association, 4.5%, 4/1  106,920
     26,999        Government National Mortgage Association, 4.5%, 5/1   27,543
     45,074        Government National Mortgage Association, 4.5%, 9/1   46,067
     500,000       Government National Mortgage Association, 5.0%, 30   519,688
     16,870        Government National Mortgage Association, 5.0%, 4/1   17,627
     32,028        Government National Mortgage Association, 5.5%, 1/1   34,114
     59,844        Government National Mortgage Association, 5.5%, 10/   64,564
     68,752        Government National Mortgage Association, 5.5%, 11/   73,143
     62,074        Government National Mortgage Association, 5.5%, 4/1   66,116
     95,587        Government National Mortgage Association, 5.5%, 6/1  101,693
     8,043         Government National Mortgage Association, 5.5%, 7/1   8,572
     7,114         Government National Mortgage Association, 6.0%,  9/   7,699
     8,014         Government National Mortgage Association, 6.0%, 06/   8,673
     9,893         Government National Mortgage Association, 6.0%, 10/   10,707
     3,973         Government National Mortgage Association, 6.0%, 2/1   4,300
     636           Government National Mortgage Association, 6.0%, 3/1    688
     7,686         Government National Mortgage Association, 6.0%, 3/1   8,319
     6,449         Government National Mortgage Association, 6.0%, 3/1   6,992
     2,930         Government National Mortgage Association, 6.0%, 5/1   3,176
     2,920         Government National Mortgage Association, 6.0%, 6/1   3,164
     7,147         Government National Mortgage Association, 6.0%, 7/1   7,735
     8,580         Government National Mortgage Association, 6.0%, 7/1   9,285
     21,156        Government National Mortgage Association, 6.0%, 8/1   22,885
     24,415        Government National Mortgage Association, 6.0%, 8/1   26,332
     15,544        Government National Mortgage Association, 6.0%, 9/1   16,823
     2,672         Government National Mortgage Association, 6.0%, 9/1   2,891
     5,242         Government National Mortgage Association, 6.5%, 1/1   5,767
     3,436         Government National Mortgage Association, 6.5%, 11/   3,776
     2,573         Government National Mortgage Association, 6.5%, 2/1   2,814
     3,353         Government National Mortgage Association, 6.5%, 3/1   3,691
     2,839         Government National Mortgage Association, 6.5%, 3/1   3,106
     2,592         Government National Mortgage Association, 7.5%, 5/1   2,896
     452           Government National Mortgage Association I, 7.0%, 3    508
     21,051        Government National Mortgage Association II, 5.5%,    22,397
     36,506        Government National Mortgage Association II, 6.0%,    39,582
     25,000        U.S. Treasury Bonds, 6.25%, 8/15/23                   30,043
     700,000       U.S. Treasury Notes, 1.25%, 11/30/10                 704,293
     150,000       U.S. Treasury Notes, 4.25%, 5/15/39                  138,984
     585,000       U.S. Treasury Notes, 4.375%  111539                  553,191
     200,000       U.S. Treasury Notes, 4.375%, 2/15/38                 190,188
     100,000       U.S. Treasury Notes, 4.5%, 2/15/36                    97,672
     100,000       U.S. Treasury Notes, 4.5%, 5/15/38                    97,016
     177,000       U.S. Treasury Notes, 4.5%, 8/15/39                   170,916
                                                                      $4,699,978
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS           $4,699,978
                   (Cost  $4,642,237)

                   FOREIGN GOVERNMENT BONDS - 5.5 %
ITL  65,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10            $  45,578
BRL  250,000       Brazilian Government, 10.25%, 1/10/28                141,802
CAD  205,000       Canada Housing Trust No 1, 3.75%, 3/15/20            199,224
CAD  60,000        Canadian Government, 4.25%, 6/1/18                    62,339
     100,000       Export-Import Bank of Korea, 5.875%, 1/14/15         107,795
EURO 175,000       Government of France, 3.75%, 4/25/17                 249,693
SEK  980,000       Government of Sweden, 5.5%, 10/8/12                  148,939
NOK  1,280,000     Norway Government Bonds, 4.25%, 5/19/17              225,570
NOK  315,000       Norway Government Bonds, 5.0%, 5/15/15                57,560
NOK  437,000       Norwegian Government, 6.0%, 5/16/11                   76,510
AUD  176,000       Ontario Province, 5.5%, 4/23/13                      161,242
     50,000        Poland Government International, 6.375%, 7/15/19      54,776
AUD  69,000        Queensland Treasury, 6.0%, 8/14/13                    64,164
     38,359        Republic of Columbia, 9.75%, 4/9/11                   41,044
     17,000        Republic of Peru, 7.125%, 3/30/19                     19,695
     100,000       State of Qatar, 5.25%, 1/20/20 (144A)                103,800
                                                                      $1,759,731
                   TOTAL FOREIGN GOVERNMENT BONDS                     $1,759,731
                   (Cost  $1,706,667)

                   MUNICIPAL BONDS - 1.7 %
                   Municipal Airport - 0.3 %
     58,000        New Jersey Economic Development Authority Special F$  57,743
     17,000        New Jersey Economic Development Authority, 6.25%, 9   15,809
                                                                      $  73,552
                   Municipal General - 0.5 %
     60,000        State of Illinois, 1.395%, 2/1/11                  $  60,064
     35,000        State of Illinois, 3.321%, 1/1/13                     35,293
     66,000        Wisconsin State General, 5.75%, 5/1/33                71,326
                                                                      $ 166,683
                   Municipal Higher Education - 0.9 %
     98,000        California State University Revenue, 5.0%, 11/1/39 $  98,384
     99,000        Conneticut State Health & Education, 5.0%, 7/1/42    103,474
     55,000        Leland Stanford Junior University, 4.75%, 5/1/19      57,135
     53,000        President & Fellows of Harvard, 3.7%, 4/1/13          55,397
                                                                      $ 314,390
                   TOTAL MUNICIPAL BONDS                              $ 554,625
                   (Cost  $410,430)

                   SENIOR FLOATING RATE LOAN INTERESTS - 6.9 %**
                   Energy - 0.4 %
                   Oil & Gas Equipment & Services - 0.4 %
     157,600  8.00 Hudson Products Holdings, Inc., Term Loan, 8/24/15 $ 138,294
                   Total Energy                                       $ 138,294
                   Materials - 0.7 %
                   Fertilizers & Agricultural Chemicals - 0.3 %
     90,000   0.00 CF Industries Holdings, Inc., Initial Term Loan, 11$  90,000
                   Steel - 0.4 %
     195,000  9.25 Niagara Corp., New Term Loan, 6/30/14              $ 138,135
                   Total Materials                                    $ 228,135
                   Capital Goods - 0.6 %
                   Construction & Engineering - 0.2 %
     55,796   2.54 URS Corp., Tranche B Term Loan, 5/15/13            $  55,735
                   Industrial Machinery - 0.4 %
     100,000  6.25 SIG Holding AG, European Term Loan, 11/5/15        $ 136,324
                   Total Capital Goods                                $ 192,059
                   Transportation - 0.2 %
                   Air Freight & Couriers - 0.2 %
     16,988   3.29 Ceva Group Plc, Additional Pre-funded Term Loan, 11$  15,501
     44,638   3.24 Ceva Group Plc, U.S. Term Loan, 11/4/13               40,453
                                                                      $  55,954
                   Total Transportation                               $  55,954
                   Automobiles & Components - 0.3 %
                   Automobile Manufacturers - 0.3 %
     99,232   3.26 Ford Motor Co., Tranche B1 Term Loan, 12/15/13     $  96,084
                   Total Automobiles & Components                     $  96,084
                   Consumer Durables & Apparel - 0.2 %
                   Housewares & Specialties - 0.2 %
     73,982   2.79 Jarden Corp., Term B3 Loan, 1/24/12                $  74,097
                   Total Consumer Durables & Apparel                  $  74,097
                   Consumer Services - 1.0 %
                   Casinos & Gaming - 1.0 %
     286,562  2.75 Gateway Casinos & Entertainment, Advance Term Loan,$ 276,852
     58,042   2.75 Gateway Casinos & Entertainment, Delayed Draw Term L  56,034
                                                                      $ 332,886
                   Total Consumer Services                            $ 332,886
                   Media - 0.3 %
                   Cable & Satellite - 0.3 %
     98,250   7.25 Charter Communications Operations, Term B2 Loan, 3/$ 100,162
                   Total Media                                        $ 100,162
                   Health Care Equipment & Services - 0.7 %
                   Health Care Facilities - 0.7 %
     5,815    2.50 CHS/Community Health Systems, Inc., Delayed Draw Te$  5,676
     113,552  2.50 CHS/Community Health Systems, Inc., Funded Term Loa  110,834
     99,669   2.09 Psychiatric Solutions, Inc., Term Loan, 7/2/12        98,921
                                                                      $ 215,431
                   Total Health Care Equipment & Services             $ 215,431
                   Technology Hardware & Equipment - 1.5 %
                   Electronic Components - 1.1 %
     81,724   2.50 Flextronics Semiconductor, A1A Delayed Draw Term Lo$  78,309
     284,398  2.49 Flextronics Semiconductor, Closing Date Loan, 10/1/  273,814
                                                                      $ 352,123
                   Electronic Equipment & Instruments - 0.4 %
     52,812   3.44 Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/12$  51,228
     76,423   7.25 L-1 Identity Solutions Operating Co. Tranche B2 Ter   76,614
                                                                      $ 127,842
                   Total Technology Hardware & Equipment              $ 479,965
                   Semiconductors - 0.4 %
                   Semiconductor Equipment - 0.4 %
     77,636   4.48 Freescale Semiconductor, Inc., Extended Maturity Lo$  73,160
     69,116  12.50 Freescale Semiconductor, Inc., New Term Loan, 12/15   71,362
                                                                      $ 144,522
                   Total Semiconductors                               $ 144,522
                   Utilities - 0.5 %
                   Electric Utilities - 0.4 %
     149,235  3.73 Texas Competitive Electric Holdings, Initial Tranch$ 123,922
                   Independent Power Producer & Energy Traders - 0.1 %
     19,369   2.00 NRG Energy, Inc., Credit Linked Term Loan, 2/1/13  $  18,992
     12,825   0.19 NRG Energy, Inc., Term Loan, 2/1/13                   12,576
                                                                      $  31,568
                   Total Utilities                                    $ 155,490
                   TOTAL SENIOR FLOATING RATE LOAN INTERESTS          $2,213,079
                   (Cost  $2,418,758)
     Shares
                   RIGHTS/WARRANTS - 0.0 %
                   Materials - 0.0 %
                   Specialty Chemicals - 0.0 %
     514           Arco Chemical Rights Rights, Expires 4/15/10 *     $  3,825
                   TOTAL RIGHTS/WARRANTS                              $  3,825
                   (Cost  $0)
     Principal
     Amount ($)
                   TEMPORARY CASH INVESTMENTS - 1.1 %
                   Securities Lending Collateral  - 1.1 % (c)
                   Certificates of Deposit:
     9,857         DnB NOR Bank ASA NY, 0.19%, 5/19/10                $  9,857
     9,857         Rabobank Nederland NY, 0.19%, 7/6/10                  9,857
     9,857         Royal Bank of Canada, 0.23%, 1/21/11                  9,857
     8,910         Bank of Nova Scotia, 0.2%, 6/1/10                     8,910
     9,857         BBVA NY, 0.265%, 6/1/10                               9,857
     2,999         BNP Paribas, 0.70%, 6/4/10                            2,999
     10,842        CBA Financial, 0.27%, 1/3/11                         10,842
                                                                      $ 62,179
                   Commercial Paper:
     1,304         Caterpillar Financial Services, 0.34%, 8/20/10     $  1,304
     4,337         JDCLLP, 0.15%, 4/7/10                                 4,337
     4,140         JDCLLP, 0.15%, 4/9/10                                 4,140
     6,900         BCSFUN, 0.07%, 4/1/10                                 6,900
     7,244         CATFIN, 0.17%, 4/16/10                                7,244
     4,926         CBAPP, 0.20%, 6/7/10                                  4,926
     7,884         HNDAF, 0.17%, 5/4/10                                  7,884
     2,119         HNDAF, 0.16%, 4/22/10                                 2,119
     985           INDFG, 0.21%, 5/4/10                                   985
     11,826        INDFG, 0.20%, 5/3/10                                 11,826
     7,687         PARFIN, 0.25%, 4/19/10                                7,687
     9,853         WSTPAC, 0.25%, 5/27/10                                9,853
     9,856         Char FD, 0.16%, 4/7/10                                9,856
     3,942         Ciesco, 0.19%, 5/20/10                                3,942
     9,854         FASCO, 0.19%, 5/18/10                                 9,854
     4,039         Kithaw, 0.16%, 5/5/10                                 4,039
     5,912         Kithaw, 0.20%, 5/24/10                                5,912
     3,942         Old LLC, 0.18%, 5/11/10                               3,942
     3,942         Ranger, 0.18%, 5/3/10                                 3,942
     2,956         SRCPP, 0.19%, 5/6/10                                  2,956
     7,530         SRCPP, 0.17%, 4/6/11                                  7,530
     1,819         STRAIT, 0.18%, 4/1/10                                 1,819
     1,915         STRAIT, 0.18%, 5/7/10                                 1,915
     4,346         STRAIT, 0.17%, 4/26/10                                4,346
     3,941         STRAIT, 0.20%, 6/2/10                                 3,941
     4,927         TB LLC, 0.19%, 5/10/10                                4,927
     4,926         TB LLC, 0.23%, 6/9/10                                 4,926
     9,857         Toyota Motor Credit Corp., 0.23%, 1/10/11             9,857
     2,787         Wal Mart Stores, Inc., 0.22%, 7/1/10                  2,787
     11,229        Bank of America, 0.85%, 5/12/10                      11,229
     4,928         GE, 0.30%, 1/26/11                                    4,928
     2,959         GE Capital Corp., 0.43%, 8/20/10                      2,959
     1,067         GE Capital Corp., 0.35%, 10/21/10                     1,067
     1,074         GE Capital Corp., 0.31%, 10/6/10                      1,074
     1,099         John Deere Capital Corp., 0.33%, 7/16/10              1,099
     8,342         JPMorgan Chase & Co., 0.57%, 9/24/10                  8,342
     8,927         CME, Inc., 0.90%, 8/6/10                              8,927
     11,176        Santander, 0.30%, 7/23/10                            11,176
     2,113         US Bancorp, 0.65%, 5/6/10                             2,113
     986           US Bancorp, 0.66%, 6/4/10                              986
     1,510         US Bancorp, 0.30%, 5/28/10                            1,510
     7,000         WFC, 0.70%, 1/24/11                                   7,000
     3,942         WFC, 0.33%, 12/2/10                                   3,942
                                                                      $ 222,048
                   Tri-party Repurchase Agreements:
     14,391        Deutsche Bank, 0.02%, 4/1/10                       $ 14,391
     29,570        RBS Securities, Inc., 0.01%, 4/1/10                  29,570
                                                                      $ 43,961
     Shares
                   Time Deposits:
     15,293        Societe Generale, 0.12%, 4/1/10                    $ 15,293

                   Money Market Mutual Fund:
     15,769        Dreyfus Preferred Money Market Fund                $ 15,769
                   Total Securities Lending Collateral                $ 359,250
                   TOTAL TEMPORARY CASH INVESTMENTS                   $ 359,250
                   (Cost  $359,250)
                   TOTAL INVESTMENT IN SECURITIES - 98.8 %          $31,764,173
                   (Cost  $30,215,057)(a)
                   OTHER ASSETS AND LIABILITIES - 1.2 %              $ 389,337
                   TOTAL NET ASSETS - 100.0 %                       $32,153,510

     *             Non-income producing security.

     PIK           Represents a pay in kind security.

     (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $4,363,915 or 13.6% of total net assets.

     **          Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major
                 United States banks, (iii) the certificate of deposit or (iv)
other
                   base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $30,223,851 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value over tax cost        $2,782,884

                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost over value       (1,242,562)

                   Net unrealized gain                             $1,540,322

     (b)           At March 31, 2010, the following securities were out on loan:

     Principal
      Amount ($)                    Security                         Value
     50,000        Allison Transmission, 11.0%, 11/1/15 (144A)        $ 55,068
     125,000       Cricket Communications, Inc., 9.375%, 11/1/14        132,070
     50,000        Mylan Labs, Inc., 1.25%, 3/15/12                     30,307
     100,000       Tengizchevroil Finance Co., 6.124%, 11/15/14 (144A)  108,977
                   Total                                              $ 326,422

     (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

     (d)           Debt obligation with a variable interest rate.
                   Rate shown is rate at end of period.

                   Principal amounts are denominated in U.S.
                   Dollars unless otherwise denoted:

     AUD           Australian Dollar
     BRL           Brazilian Real
     CAD           Canadian Dollar
     EURO          Euro
     ITL           Italian Lira
     NOK           Norwegian Krone
     SEK           Swedish Krone

                   Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.
                   Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                   Level 1 - quoted prices in active markets for identical securities
                   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                   The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:
                                Level 1    Level 2    Level 3    Total
Convertible Corporate bonds        $0    $1,132,572      $0  $1,132,572
Preferred Stocks              160,881       135,198       0   296,079
Common Stocks                 217,587        98,775       0   316,362
Asset Backed Securities             0     1,444,266       0   1,444,266
Collateralized Mortgage Oblig       0     2,145,201       0   2,145,201
Corporate Bonds                     0    16,839,205       0   16,839,205
U.S. Government Obligations         0     4,699,978       0   4,699,978
Foreign Government Bonds            0     1,759,731       0   1,759,731
Municipal Bonds                     0       554,625       0   554,625
Senior Floating Rate Loans          0     2,213,079       0   2,213,079
Rights/Warrants                     0         3,825       0    3,825
Temporary Cash Investments          0       343,481       0   343,481
Money Market Mutual Fund       15,769             0       0    15,769
Total                        $394,237   $31,369,936      $0  $31,764,173

Pioneer Cullen Value VCT Portfolio
Schedule of Investments  3/31/10

Shares                                                          Value

         COMMON STOCKS - 92.3 %
         Energy - 8.5 %
         Integrated Oil & Gas - 4.3 %
65,200   Gazprom  (A.D.R.) *                                  $1,530,244
 3,500   Gazprom (A.D.R.) *                                      82,145
15,700   Petrochina Co., Ltd. (A.D.R.) *                       1,840,354
                                                              $3,452,743
         Oil & Gas Drilling - 1.8 %
31,800   Ensco Plc                                            $1,424,004
         Oil & Gas Exploration & Production - 2.4 %
29,100   Devon Energy Corp.                                   $1,874,913
         Total Energy                                         $6,751,660
         Materials - 1.7 %
         Diversified Metals & Mining - 1.7 %
62,600   Anglo American Plc *                                 $1,354,664
         Total Materials                                      $1,354,664
         Capital Goods - 18.5 %
         Aerospace & Defense - 12.1 %
38,000   Boeing Co.                                           $2,759,180
43,900   ITT Corp.                                             2,353,479
40,700   Raytheon Co.                                          2,324,784
30,150   United Technologies Corp.                             2,219,342
                                                              $9,656,785
         Construction & Engineering - 1.4 %
24,000   Fluor Corp.                                          $1,116,240
         Heavy Electrical Equipment - 2.1 %
78,800   ABB, Ltd.                                            $1,720,992
         Industrial Conglomerates - 2.9 %
27,450   3M Co.                                               $2,293,997
         Total Capital Goods                                  $14,788,014
         Transportation - 4.1 %
         Air Freight & Couriers - 1.5 %
13,000   FedEx Corp.                                          $1,214,200
         Railroads - 2.6 %
14,600   Canadian National Railway Co.                        $ 884,614
21,400   Canadian Pacific Railway, Ltd.                        1,203,536
                                                              $2,088,150
         Total Transportation                                 $3,302,350
         Automobiles & Components - 1.9 %
         Auto Parts & Equipment - 1.9 %
39,700   BorgWarner, Inc. *                                   $1,515,746
         Total Automobiles & Components                       $1,515,746
         Media - 3.0 %
         Movies & Entertainment - 3.0 %
68,200   The Walt Disney Co.                                  $2,380,862
         Total Media                                          $2,380,862
         Food, Beverage & Tobacco - 11.2 %
         Agricultural Products - 1.7 %
12,200   Archer Daniels Midland Co.                           $ 352,580
16,600   Bunge, Ltd. (b)                                       1,023,05
                                                              $1,375,638
         Distillers & Vintners - 2.2 %
26,300   Diageo Plc (A.D.R.)                                  $1,773,935
         Packaged Foods & Meats - 7.3 %
62,600   Kraft Foods, Inc.                                    $1,893,024
36,300   Nestle SA (A.D.R.)                                    1,858,560
68,000   Unilever NV                                           2,050,880
                                                              $5,802,464
         Total Food, Beverage & Tobacco                       $8,952,037
         Household & Personal Products - 2.4 %
         Household Products - 2.4 %
30,100   Kimberly-Clark Corp.                                 $1,892,688
         Total Household & Personal Products                  $1,892,688
         Health Care Equipment & Services - 3.0 %
         Health Care Equipment - 3.0 %
47,800   Covidien, Ltd.                                       $2,403,384
         Total Health Care Equipment & Services               $2,403,384
         Pharmaceuticals & Biotechnology - 8.8 %
         Pharmaceuticals - 8.8 %
23,300   Bayer AG (A.D.R.) *                                  $1,576,245
78,300   Bristol-Myers Squibb Co.                              2,090,610
39,900   Eli Lilly & Co.                                       1,445,178
29,200   Johnson & Johnson Co.                                 1,903,840
                                                              $7,015,873
         Total Pharmaceuticals & Biotechnology                $7,015,873
         Diversified Financials - 8.1 %
         Diversified Finance Services - 5.6 %
75,750   Bank of America Corp.                                $1,352,138
207,550  Citigroup, Inc. *                                      840,578
50,600   J.P. Morgan Chase & Co.                               2,264,350
                                                              $4,457,066
         Investment Banking & Brokerage - 2.5 %
 5,950   Goldman Sachs Group, Inc.                            $1,015,249
34,600   Morgan Stanley Co.                                    1,013,434
                                                              $2,028,683
         Total Diversified Financials                         $6,485,749
         Insurance - 2.4 %
         Property & Casualty Insurance - 2.4 %
36,700   Chubb Corp.                                          $1,902,895
         Total Insurance                                      $1,902,895
         Software & Services - 6.2 %
         Systems Software - 6.2 %
81,700   Microsoft Corp.                                      $2,391,359
98,500   Oracle Corp.                                          2,530,465
                                                              $4,921,824
         Total Software & Services                            $4,921,824
         Technology Hardware & Equipment - 6.0 %
         Communications Equipment - 1.6 %
83,800   Nokia Corp. (A.D.R.) (b)                             $1,302,252
         Computer Hardware - 2.6 %
39,500   Hewlett-Packard Co.                                  $2,099,425
         Technology Distributors - 1.8 %
35,100   Arrow Electronics, Inc. *                            $1,057,563
11,750   Avnet, Inc. *                                          352,500
                                                              $1,410,063
         Total Technology Hardware & Equipment                $4,811,740
         Telecommunication Services - 6.5 %
         Integrated Telecommunication Services - 4.1 %
54,900   AT&T Corp.                                           $1,418,616
59,650   Verizon Communications, Inc.                          1,850,343
                                                              $3,268,959
         Wireless Telecommunication Services - 2.4 %
81,050   Vodafone Group Plc (A.D.R.)                          $1,887,652
         Total Telecommunication Services                     $5,156,611
         TOTAL COMMON STOCKS
Principal(Cost  $64,370,417)                                  $73,636,097
Amount ($)
         TEMPORARY CASH INVESTMENTS - 8.6 %
         Repurchase Agreement - 7.0 %
5,600,000JPMorgan, 0.02%, dated 3/31/10, repurchase price
         of 5,600,000 plus accrued interest on 4/1/10 collateralized by $5,712,000 Freddie Mac Giant, 4.5-9.0%, 5/1/11-7/1$5,600,000
         Total Repurchase Agreement                           $5,600,000

         Securities Lending Collateral  - 1.6 % (c)
         Certificates of Deposit:
35,434   DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $  35,434
35,435   Rabobank Nederland NY, 0.19%, 7/6/10                    35,435
35,434   Royal Bank of Canada, 0.23%, 1/21/11                    35,434
32,032   Bank of Nova Scotia, 0.2%, 6/1/10                       32,032
35,434   BBVA NY, 0.265%, 6/1/10                                 35,434
10,781   BNP Paribas, 0.70%, 6/4/10                              10,781
38,977   CBA Financial, 0.27%, 1/3/11                            38,977
                                                              $ 223,527
         Commercial Paper:
 4,689   Caterpillar Financial Services, 0.34%, 8/20/10       $   4,689
15,591   JDCLLP, 0.15%, 4/7/10                                   15,591
14,882   JDCLLP, 0.15%, 4/9/10                                   14,882
24,804   BCSFUN, 0.07%, 4/1/10                                   24,804
26,042   CATFIN, 0.17%, 4/16/10                                  26,042
17,710   CBAPP, 0.20%, 6/7/10                                    17,710
28,343   HNDAF, 0.17%, 5/4/10                                    28,343
 7,618   HNDAF, 0.16%, 4/22/10                                    7,618
 3,543   INDFG, 0.21%, 5/4/10                                     3,543
42,513   INDFG, 0.20%, 5/3/10                                    42,513
27,635   PARFIN, 0.25%, 4/19/10                                  27,635
35,420   WSTPAC, 0.25%, 5/27/10                                  35,420
35,433   Char FD, 0.16%, 4/7/10                                  35,433
14,170   Ciesco, 0.19%, 5/20/10                                  14,170
35,425   FASCO, 0.19%, 5/18/10                                   35,425
14,521   Kithaw, 0.16%, 5/5/10                                   14,521
21,254   Kithaw, 0.20%, 5/24/10                                  21,254
14,171   Old LLC, 0.18%, 5/11/10                                 14,171
14,171   Ranger, 0.18%, 5/3/10                                   14,171
10,628   SRCPP, 0.19%, 5/6/10                                    10,628
27,071   SRCPP, 0.17%, 4/6/11                                    27,071
 6,538   STRAIT, 0.18%, 4/1/10                                    6,538
 6,886   STRAIT, 0.18%, 5/7/10                                    6,886
15,625   STRAIT, 0.17%, 4/26/10                                  15,625
14,169   STRAIT, 0.20%, 6/2/10                                   14,169
17,713   TB LLC, 0.19%, 5/10/10                                  17,713
17,709   TB LLC, 0.23%, 6/9/10                                   17,709
35,434   Toyota Motor Credit Corp., 0.23%, 1/10/11               35,434
10,019   Wal Mart Stores, Inc., 0.22%, 7/1/10                    10,019
40,370   Bank of America, 0.85%, 5/12/10                         40,370
17,714   GE, 0.30%, 1/26/11                                      17,714
10,636   GE Capital Corp., 0.43%, 8/20/10                        10,636
 3,836   GE Capital Corp., 0.35%, 10/21/10                        3,836
 3,862   GE Capital Corp., 0.31%, 10/6/10                         3,862
 3,952   John Deere Capital Corp., 0.33%, 7/16/10                 3,952
29,989   JPMorgan Chase & Co., 0.57%, 9/24/10                    29,989
32,091   CME, Inc., 0.90%, 8/6/10                                32,091
40,178   Santander, 0.30%, 7/23/10                               40,178
 7,597   US Bancorp, 0.65%, 5/6/10                                7,597
 3,546   US Bancorp, 0.66%, 6/4/10                                3,546
 5,429   US Bancorp, 0.30%, 5/28/10                               5,429
25,164   WFC, 0.70%, 1/24/11                                     25,164
14,170   WFC, 0.33%, 12/2/10                                     14,170
                                                              $ 798,261
         Tri-party Repurchase Agreements:
51,734   Deutsche Bank, 0.02%, 4/1/10                         $  51,734
106,302  RBS Securities, Inc., 0.01%, 4/1/10                    106,302
                                                              $158,036
Shares
         Time Deposits:
54,981   Societe Generale, 0.12%, 4/1/10                      $ 54,981
         Money Market Mutual Funds:
56,695   Dreyfus Preferred Money Market Fund                  $56,695

         Total Securities Lending Collateral                  $1,291,500

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $6,891,500)                                   $6,891,500

         TOTAL INVESTMENT IN SECURITIES - 100.9%
         (Cost  $71,216,917) (a)                              $80,527,597

         OTHER ASSETS AND LIABILITIES - (0.9)%                $(737,701)

         TOTAL NET ASSETS - 100.0%                            $79,789,896

   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $71,216,917 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $10,097,477

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (786,797)

         Net unrealized gain                                  $9,310,680

  (b)    At March 31, 2010, the following security was out on loan:

Shares                         Security                         Value
82,000   Nokia Corp. (A.D.R.)                                 $1,274,280
 6,400   Bunge, Ltd.                                           394,432
         Total                                                $1,668,712

  (c) Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                               Level 1    Level 2    Level 3     Total
Common Stocks               $73,636,097    $0          $0    $73,636,097
Temporary Cash Investments            0   6,834,805     0      6,834,805
Money market Mutual Funds        56,695     0           0         56,695
 Total                      $73,692,792  $6,834,805    $0    $80,527,597

Pioneer Money Market VCT Portfolio
Schedule of Investments  3/31/10

Principal                                                        Value
Amount
  ($)   CORPORATE BONDS - 14.1 %
        Energy - 1.0 %
        Integrated Oil & Gas - 1.0 %
405,000 BP Capital Markets Plc, Floating Rate Note, 1/11/11  $  405,000
        Total Energy                                         $  405,000
        Household & Personal Products - 0.2 %
        Personal Products - 0.2 %
70,000  Procter & Gamble International Floating Rate Note,  5$   70,000
        Total Household & Personal Products                  $   70,000
        Banks - 10.8 %
        Diversified Banks - 8.9 %
305,000 BNP Paribas, Floating Rate Note, 2/11/11             $  305,000
495,000 BNP Paribas, Floating Rate Note, 6/4/10                 495,422
250,000 Rabobank Nederland NV, 0.51%, 8/16/14                   250,000
720,000 Rabobank Nederland NV, 1.22563%, 5/19/10                720,470
65,000  Royal Bank of Canada, 0.53313%, 9/28/10                  65,091
130,000 US Bancorp, Floating Rate Note, 6/4/10                  130,097
670,000 US Bancorp, Floating Rate Note, 5/6/10                  670,281
420,000 Wells Fargo Co., Floating Rate Note, 8/20/10            420,295
200,000 Westpac Banking Corp., 0.304%, 10/6/10                  200,000
400,000 Westpac Banking Corp., Floating Rate Note, 3/2/11       400,000
                                                             $3,656,656
        Regional Banks - 1.9 %
521,000 American Express Centurion Bank, Floating Rate Note, $  521,008
250,000 Bank of America NA, 1.3425%, 9/13/10                    250,000
                                                             $  771,008
        Total Banks                                          $4,427,664
        Diversified Financials - 0.6 %
        Diversified Finance Services - 0.3 %
115,000 General Electric Capital Corp., Floating Rate Note, 7$  115,020
        Investment Banking & Brokerage - 0.3 %
135,000 Bear Stearns Co., LLC, 1.36563%, 5/18/10             $  134,899
        Total Diversified Financials                         $  249,919
        Insurance - 1.5 %
        Multi-Line Insurance - 1.5 %
400,000 Metropolitan Life Global Funding Inc., 4.5%, 5/5/10 $ 401,002 210,000 Metropolitan Life Global Funding Inc., Floating Rate 210,341
                                                             $  611,343
        Total Insurance                                      $  611,343
        TOTAL CORPORATE BONDS
        (Cost  $5,763,926)                                   $5,763,926

        U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.0 %
225,000 Federal Home Loan Bank, 0.5%, 10/28/10               $  225,000
105,000 Federal Home Loan Bank, 0.5%, 12/28/10                  105,000
230,000 Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11      230,285
235,000 Federal Home Loan Mortgage Corp., 1.43%, 9/3/10         235,814
775,000 Federal Home Loan Mortgage Corp., Floating Rate Note,   775,378
405,000 Federal Home Loan Mortgage Corp., Floating Rate Note,   405,432
1,500,00Federal National Mortgage Association, 0.96625%, 8/5/ 1,501,224
235,000 Federal National Mortgage Association, Floating Rate    235,000
555,000 Federal National Mortgage Association, 1.24375%, 7/13   554,972
225,000 Freddie Mac, Floating Rate Note, 7/12/10                225,012
210,000 U.S. Treasury Bill, 0.362%, 1/13/11                     209,395
1,180,00U.S. Treasury Bill, 0.12%, 4/29/10                    1,179,888
260,000 U.S. Treasury Bill, 0.5145%, 5/6/10                     259,878
1,235,00U.S. Treasury Bill, 0.1495%, 4/22/10                  1,234,917
                                                             $7,377,195
        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
        (Cost  $7,377,194)                                   $7,377,195

        MUNICIPAL BONDS - 23.8 %
        Municipal  Airport - 0.8 %
340,000 Metropolitan Washington Airports Authority, Floating $  340,000
        Municipal  Development - 9.0 %
440,000 Jackson County Mississippi, Floating Rate Note, 6/1/2$ 440,000 360,000 Loudoun County Virginia Induestrial Developement
        Authority, Floating Rate Note, 2/15/38                  360,000
980,000 Mississippi Business, 0.16%, 12/1/30                    980,000
410,000 Mississippi Business Finance Corp., Floating Rate Not   410,000
200,000 Valdez Alaska Marine Terminal, Floating Rate Note, 7/   200,000
1,000,00Valdez Alaska Marine Terminal, Floating Rate Note, 7/ 1,000,000
300,000 Valdez Alaska Marine Terminal, Floating Rate Note, 7/   300,000
                                                             $3,690,000
        Municipal  Education - 0.9 %
355,000 Illinois Financial Authority Revenue, Floating Rate N$  355,000
        Municipal  General - 0.4 %
35,000  Colorado Educational & Cultural Facilities Authority $   35,000
150,000 Washington Suburban Sanitation, 5.25%, 6/1/10           151,231
                                                             $  186,231
        Municipal  Higher Education - 2.9 %
515,000 Maryland State Health & Higher Educational Facilities
	Authority Revenue, Floating Rate Note, 7/1/36        $  515,000
205,000 Syracuse Industrial, 0.15%, 12/1/35                     205,000
430,000 University of Minnesota, Floating Rate Note, 12/1/36    430,000
35,000  Wisconsin State Health & Educational Facility, Floati    35,000
                                                             $1,185,000
        Municipal  Medical - 6.7 %
210,000 Harris County Texas Health, Floating Rate Note, 12/01$ 210,000 100,000 Illinois Finance Authority, Floating Rate Note, 7/1/3 100,000 515,000 Loudoun County Virginia Industrial Development Author
        Floating Rate Note, 10/1/39                             515,000
140,000 Mayland State Health & Higher Education, Floating Rat   140,000
260,000 Minneapolis & St Paul, Floating Rate Note, 11/15/34     260,000
800,000 Minneapolis & St Paul Housing & Redevelopment Authori   800,000
735,000 Weber County Utah Hospital Revenue, Floating Rate Not   735,000
                                                             $2,760,000
        Municipal  School Distric - 0.3 %
110,000 Chicago Board of Education, Floating Rate Note, 3/1/3$  110,000
        Municipal Utilities - 1.3 %
520,000 Southeast Alabama Gas District, Floating Rate Note, 8$  520,000
        Municipal Water - 1.5 %
200,000 Boston Massachusetts Water & Sewer Community Revenue,
        Floating Rate Note, 11/1/24                          $  200,000
400,000 County of King Washington, Floating Rate Note, 1/1/40   400,000
                                                             $  600,000
        TOTAL MUNICIPAL BONDS
        (Cost  $9,746,231)                                   $9,746,231

        TEMPORARY CASH INVESTMENTS - 43.9 %
        Commercial Paper - 29.6 %
495,000 Bank Of New York Certificate of Deposit, Floating Rat$  495,079
350,000 Bank of Nova Scotia, 0.97%, 6/18/10                     350,000
340,000 Bank of Nova Scotia/Houston, 1.10625%, 5/11/10          340,000
340,000 Bank of Nova Scotia/Houston, 1.15688%, 5/5/10           340,000
125,000 CBA Delaware Finance, 0.0%, 4/28/10                     124,979
410,000 CBA Delaware Finance, 0.18%, 4/6/10                     409,990
500,000 CBA Delaware Finance, 0.2%, 4/29/10                     499,922
205,000 City of Jacksonville, 0.35%, 4/1/10                     205,000
300,000 Credit Suisse New York, Floating Rate Note, 9/15/10     300,007
205,000 Deutsche Bank AG/New York, 0.85375%, 6/18/10            205,285
325,000 Nordea Bank Finland, 0.91%, 7/2/10                      325,131
465,000 Nordea Bank Finland, 1.07%, 5/21/10                     465,268
165,000 Nordea North America, 0.2%, 4/20/10                     164,983
590,000 Ohio State University, 0.18%, 6/2/10                    590,000
300,000 Ohio State University, 0.2%, 4/6/10                     300,000
115,000 Rabobank Nederland NA, 1.05%, 4/30/10                   115,064
720,000 Royal Bank of Canada, Floating Rate Note, 1/21/11       720,000
250,000 Royal Bank of Canada/New York, Floating Rate Note, 3/   250,000
205,000 Societe Generale North America, 0.245%, 4/16/10         204,979
205,000 State Street Corp., 0.19%, 4/21/10                      204,978
165,000 State Street Corp., 0.19%, 6/1/10                       164,947
205,000 Svenska Handelsbanken, Inc., 0.23%, 6/10/10             204,908
170,000 Svenska Handelsbanken/New York, 0.51188%, 6/10/10       170,064
485,000 Texas Public Finance Authority, 0.21%, 6/1/10           485,000
620,000 Toronto Dominion Bank, 0.19%, 5/14/10                   620,015
105,000 Toronto Dominion Bank, 0.26%, 7/14/10                   105,003
125,000 Toronto Dominion Bank, 0.65%, 4/15/10                   125,017
100,000 Toronto Dominion Bank, 0.23%, 3/10/11                   100,000
325,000 Toronto Dominion Bank, 0.36%, 4/5/10                    325,002
440,000 University of Michigan, 0.21%, 4/7/10                   440,000
205,000 University of Michigan, 0.21%, 4/7/10                   205,000
370,000 University of Minnesota, 0.25%, 6/1/10                  370,000
250,000 University of Minnesota, 0.35%, 4/5/10                  250,000
205,000 University of Texas, 0.18%, 4/5/10                      205,000
400,000 University of Texas, 0.2%, 4/8/10                       400,000
660,000 University of Texas, 0.22%, 6/2/10                      660,000
125,000 Vanderbilt University, 0.2%, 5/3/10                     125,000
105,000 Vanderbilt University 0.2%, 5/3/10                      105,000
330,000 Westpac Banking Corp., 0.15%, 7/2/10                    330,000
120,000 Westpac Banking Corp., 0.25%, 4/15/10                   120,000
                                                             $12,120,621

        Repurchase Agreements - 14.2 %
1,455,00Bank of America, 0.18%, dated 3/31/10, repurchase price of
        $1,455,000 plus accrued interest on 4/1/10 collateralized by :
    $717,689 Federal National Mortgage Association (ARM), 5.717%, 11/1/37
        $766,411 Federal National Mortgage Association, 5.5%,$1,455,000

1,455,00Barclays Plc, 0.17%, dated 3/31/10, repurchase price
        $1,455,000 plus accrued interest on 4/1/10 collateralized by $1,484,100 Government National Mortgage Association, 5.5-6.0%,
        7/20/38-12/15/39                                      1,455,000

1,455,00JPMorgan, 0.02%, dated 3/31/10, repurchase price of $1,455,000 plus accrued interest on 4/1/10 collateralized by $1,484,100 Freddie Mac Giant, 4.5-9.0%, 5/1/11-7/1/1,455,000

1,455,00SG Americas Securities LLC, 0.02%, dated 3/31/10, rep price of $1,455,000 plus accrued interest on 4/1/10 collateralized by the following:
      $1,222,223 Federal National Mortgage Association, 4.5-6.0%, 2/1/18-
8/1/39
           $261,877 Freddie Mac Giant, 6.0-6.5%, 11/1/33-5/1/31,455,000
                                                             $5,820,000
        Mutual Fund - 0.1 %
45,000  BlackRock Liquidity Funds Temp Cash Portfolio        $   45,000

        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $17,985,621)                                  $17,985,621

        TOTAL INVESTMENT IN SECURITIES - 99.7%
        (Cost  $40,872,973) (a)                              $40,872,973

        OTHER ASSETS AND LIABILITIES - 0.3%                  $  103,274

        TOTAL NET ASSETS - 100.0%                            $40,976,247

  (a) At March 31, 2010, cost for federal income tax purposes was $40,872,973.

  (b)   Debt obligation with a variable interest rate.
        Rate shown is rate at period end.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
        31, 2010, in valuing the Fund's assets:

                               Level 1   Level 2    Level 3     Total
Corporate bonds                   $0   $5,763,926      $0   $5,763,926
Municipal bonds                    0    9,746,231       0    9,746,231
U.S. Government Obligations        0    7,377,195       0    7,377,195
Temporary cash investments    45,000   17,940,621       0   17,985,621
 Total                       $45,000  $40,827,973      $0  $40,872,973




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.